TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Shares	Value
INVESTMENT COMPANIES—99.9%

Diversified Equity Funds — 22.8%
TCW Global Real Estate Fund — I Class(1)	128,847	$1,626,044
TCW Relative Value Large Cap Fund — I Class(1)	203,553	3,267,025
TCW Relative Value Mid Cap Fund — I Class(1)	9,806	296,242
TCW Select Equities Fund — I Class(1)	70,086	2,215,423

		7,404,734

Diversified Fixed Income Funds — 64.5%
Metropolitan West High Yield Bond Fund — I Class(1)	17,283	160,907
Metropolitan West Low Duration Bond Fund — I Class(1)	229,994	1,920,448
Metropolitan West Total Return Bond Fund — I Class(1)	743,289	6,778,799
Metropolitan West Unconstrained Bond Fund — I Class(1)	189,471	1,961,020
TCW Emerging Markets Income Fund — I Class(1)	31,281	204,263
TCW Enhanced Commodity Strategy Fund — I Class(1)	72,642	411,153
TCW Global Bond Fund — I Class(1)	135,658	1,123,246
TCW Total Return Bond Fund — I Class(1)	1,054,050	8,400,775

		20,960,611

Exchange-Traded Funds — 12.6%
iShares Gold Trust(2)	9,075	420,172
iShares MSCI EAFE ETF	5,280	424,301
TCW Artificial Intelligence ETF(1),(2)	5,812	151,585
TCW Compounders ETF(1)	79,184	2,787,291
TCW Transform Supply Chain ETF(1)	2,470	162,748
TCW Transform Systems ETF(1)	2,370	163,009

		4,109,106

Total Investment Companies
(Cost: $29,270,221)		32,474,451

MONEY MARKET INVESTMENTS—0.3%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26%(3)	86,273	86,273

Total Money Market Investments (Cost: $86,273)		86,273

Total Investments (100.2%) (Cost: $29,356,494)		32,560,724
Liabilities In Excess Of Other Assets (-0.2%)		(71,328)

Net Assets (100.0%)		$32,489,396

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
(1)	Affiliated issuer.
(2)	Non-income producing security.
(3)	Rate disclosed is the 7-day net yield as of July 31, 2024.

TCW Conservative Allocation Fund

Schedule of Investments (Continued)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended July 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2024	Value at July 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
Metropolitan West High Yield Bond Fund — I Class	$292,786	$11,875	$162,049	17,283	$160,907	$11,576	$—	$(2,819)	$21,114
Metropolitan West Low Duration Bond Fund — I Class	1,696,769	230,388	68,945	229,994	1,920,448	61,661	—	(5,029)	67,265
Metropolitan West Total Return Bond Fund — I Class	5,502,102	1,091,972	269,553	743,289	6,778,799	205,506	—	(62,961)	517,239
Metropolitan West Unconstrained Bond Fund — I Class	2,593,970	774,084	1,526,150	189,471	1,961,020	98,208	—	(231,579)	350,695
TCW Artificial Intelligence ETF	—	281,726	257,850	5,812	151,585	—	—	29,147	98,562
TCW Artificial Intelligence Fund — I Class	288,774	—	285,934	—	—	—	—	756	(3,596)
TCW Compounders ETF	—	940,879	33,437	79,184	2,787,291	675	—	27,964	1,851,885
TCW Emerging Markets Income Fund — I Class	365,767	17,383	222,520	31,281	204,263	15,710	—	(31,383)	75,016
TCW Enhanced Commodity Strategy Fund — I Class	683,702	19,372	262,245	72,642	411,153	19,373	—	(21,101)	(8,575)
TCW Global Bond Fund — I Class	958,033	125,244	40,482	135,658	1,123,246	24,649	—	(9,381)	89,832
TCW Global Real Estate Fund — I Class	1,149,963	213,748	112,909	128,847	1,626,044	21,325	—	5,485	369,757
TCW New America Premier Equities Fund — I Class	2,780,908	3,805	2,060,770	—	—	3,805	—	619,035	(1,342,978)
TCW Relative Value Large Cap Fund — I Class	2,197,046	690,877	280,280	203,553	3,267,025	37,293	90,114	9,799	649,583
TCW Relative Value Mid Cap Fund — I Class	372,130	502,532	697,890	9,806	296,242	4,335	8,585	43,736	75,734
TCW Select Equities Fund — I Class	2,201,355	248,194	798,356	70,086	2,215,423	—	248,194	178,441	385,789
TCW Total Return Bond Fund — I Class	5,181,172	3,214,942	406,842	1,054,050	8,400,775	340,696	—	(99,807)	511,310
TCW Transform Supply Chain ETF	—	162,057	—	2,470	162,748	—	—	—	691
TCW Transform Systems ETF	—	163,028	—	2,370	163,009	—	—	—	(19)

Total					$31,629,978	$844,812	$346,893	$450,303	$3,709,303

TCW Conservative Allocation Fund

Investments by Sector (Unaudited)	July 31, 2024

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	64.5%
Diversified Equity Funds	22.8
Exchange-Traded Funds	12.6
Money Market Investments	0.3

Total	100.2%

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	July 31, 2024

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$32,474,451	$—	$—	$32,474,451
Money Market Investments	86,273	—	—	86,273
Total Investments	$32,560,724	$—	$—	$32,560,724

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Shares	Value
COMMON STOCK —96.8% of Net Assets

Australia —4.4% (Cost: $951,737)
Goodman Group	61,353	$1,414,343

Canada — 4.9%
BSR Real Estate Investment Trust	25,606	320,075
Killam Apartment Real Estate Investment Trust	91,983	1,233,809

Total Canada
(Cost: $1,778,044)		1,553,884

Germany —4.6% (Cost: $961,849)
Stroeer SE & Co. KGaA	21,649	1,463,496

Japan — 8.4%
Mitsubishi Estate Co. Ltd.	78,300	1,328,730
Mitsui Fudosan Co. Ltd.	131,300	1,354,328

Total Japan
(Cost: $2,280,667)		2,683,058

Spain —4.1% (Cost: $1,395,596)
Cellnex Telecom SA	37,428	1,305,184

United Kingdom —2.6% (Cost: $810,194)
Segro PLC	71,109	836,280

United States — 67.8%
American Homes 4 Rent	18,455	666,041
American Tower Corp.	11,256	2,480,822
CBRE Group, Inc.(1)	10,042	1,131,834
DR Horton, Inc.	6,211	1,117,545
Equinix, Inc.	1,179	931,693
Gaming & Leisure Properties, Inc.	21,056	1,057,011
Hilton Grand Vacations, Inc.(1)	22,278	962,632
Innovative Industrial Properties, Inc.	7,703	946,006
LXP Industrial Trust	68,381	704,324
Mid-America Apartment Communities, Inc.	8,472	1,184,132
NexPoint Residential Trust, Inc.	23,980	1,047,686
PotlatchDeltic Corp.	14,636	649,253
Prologis, Inc.	9,742	1,227,979
SBA Communications Corp.	5,096	1,118,776
Simon Property Group, Inc.	4,150	636,776
Toll Brothers, Inc.	7,810	1,114,565
Travel & Leisure Co.	14,396	663,512
VICI Properties, Inc.	32,504	1,016,075
Welltower, Inc.	9,942	1,106,048
Weyerhaeuser Co.	30,428	966,393
Wyndham Hotels & Resorts, Inc.	12,342	934,536

Total United States (Cost: $19,937,379)		21,663,639

Total Common Stock (Cost: $28,115,466)		30,919,884

Total Investments (96.8%) (Cost: $28,115,466)		30,919,884

Excess Of Other Assets Over Liabilities (3.2%)		1,016,117

Net Assets (100.0%)		$31,936,001

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Notes to the Schedule of Investments:

(1)	Non-income producing security.

TCW Global Real Estate Fund

Investments by Sector (Unaudited)	July 31, 2024

Sector	Percentage of Net Assets
Specialized REITs	20.2%
Industrial REITs	13.0
Diversified REITs	8.6
Multi-Family Residential REITs	8.6
Diversified Real Estate Activities	8.4
Homebuilding	7.0
Hotels, Resorts & Cruise Lines	5.1
Advertising	4.6
Wireless Telecommunication Services	4.1
Health Care REITs	3.5
Real Estate Services	3.5
Single-Family Residential REITs	3.3
Hotel & Resort REITs	2.9
Retail REITs	2.0
Timber REITs	2.0

Total	96.8%

TCW Global Real Estate Fund

Investments by Country (Unaudited)	July 31, 2024

Country	Percentage of Net Assets
United States	67.8%
Japan	8.4
Canada	4.9
Germany	4.6
Australia	4.4
Spain	4.1
United Kingdom	2.6

Total	96.8%

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	July 31, 2024

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stock
Specialized REITs	$6,451,994	$—	$—	$6,451,994
Industrial REITs	1,932,303	2,250,623	—	4,182,926
Multi-Family Residential REITs	2,417,941	320,075	—	2,738,016
Diversified REITs	2,730,823	—	—	2,730,823
Diversified Real Estate Activities	—	2,683,058	—	2,683,058
Homebuilding	2,232,110	—	—	2,232,110
Hotels, Resorts & Cruise Lines	1,626,144	—	—	1,626,144
Advertising	—	1,463,496	—	1,463,496
Wireless Telecommunication Services	—	1,305,184	—	1,305,184
Real Estate Services	1,131,834	—	—	1,131,834
Health Care REITs	1,106,048	—	—	1,106,048
Single-Family Residential REITs	1,047,686	—	—	1,047,686
Hotel & Resort REITs	934,536	—	—	934,536
Timber REITs	649,253	—	—	649,253
Retail REITs	636,776	—	—	636,776

Total Common Stock	22,897,448	8,022,436	—	30,919,884

Total Investments	$22,897,448	$8,022,436	$—	$30,919,884

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Shares	Value
COMMON STOCK —99.9% of Net Assets

Aerospace & Defense — 5.0%
General Electric Co.	91,848	$15,632,530
Textron, Inc.	78,936	7,333,154

		22,965,684

Air Freight & Logistics — 0.7%
United Parcel Service, Inc. — Class B	24,933	3,250,515

Automobiles — 1.4%
General Motors Co.	142,346	6,308,775

Banks — 7.0%
JPMorgan Chase & Co.	91,348	19,438,854
Wells Fargo & Co.	212,379	12,602,570

		32,041,424

Beverages — 2.2%
PepsiCo, Inc.	57,088	9,857,385

Biotechnology — 5.2%
AbbVie, Inc.	63,135	11,700,178
Amgen, Inc.	35,968	11,958,281

		23,658,459

Building Products — 2.4%
Carlisle Cos., Inc.	10,290	4,307,188
Johnson Controls International PLC (Ireland)	94,048	6,728,194

		11,035,382

Capital Markets — 11.6%
Ameriprise Financial, Inc.	21,433	9,217,690
Bank of New York Mellon Corp.	178,482	11,613,824
Blackstone, Inc.	11,212	1,593,786
Intercontinental Exchange, Inc.	88,759	13,452,314
KKR & Co., Inc.	44,025	5,434,886
Morgan Stanley	111,818	11,540,736

		52,853,236

Chemicals — 2.3%
Corteva, Inc.	35,974	2,018,141
DuPont de Nemours, Inc.	102,933	8,615,492

		10,633,633

Consumer Staples Distribution & Retail — 1.8%
Target Corp.	52,968	7,966,917

Electrical Equipment — 2.8%
GE Vernova, Inc.(1)	24,621	4,388,447
nVent Electric PLC (Ireland)	113,665	8,255,489

		12,643,936

Electronic Equipment, Instruments & Components — 1.2%
Flex Ltd.(1)	166,160	5,342,044

Energy Equipment & Services — 1.8%
Baker Hughes Co.	207,819	8,046,752

Entertainment — 2.2%
Walt Disney Co.	106,838	10,009,652

Financial Services — 3.1%
Apollo Global Management, Inc.	40,835	5,117,034
Fiserv, Inc.(1)	55,573	9,090,075

		14,207,109

Health Care Equipment & Supplies — 1.4%
GE HealthCare Technologies, Inc.	77,015	6,517,779

Issues	Shares	Value

Health Care Providers & Services — 6.2%
Elevance Health, Inc.	19,940	$10,608,678
McKesson Corp.	28,317	17,472,156

		28,080,834

Household Durables — 3.6%
Lennar Corp.	93,307	16,508,808

Independent Power and Renewable Electricity Producers — 1.4%
AES Corp.	346,034	6,155,945

Insurance — 2.3%
MetLife, Inc.	137,589	10,573,715

IT Services — 4.3%
International Business Machines Corp.	102,238	19,644,009

Machinery — 1.8%
Xylem, Inc.	62,704	8,370,984

Media — 1.8%
Comcast Corp.	202,813	8,370,093

Metals & Mining — 1.4%
Freeport-McMoRan, Inc.	135,804	6,166,860

Multi-Utilities — 1.3%
NiSource, Inc.	185,479	5,796,219

Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	21,123	3,389,608
Exxon Mobil Corp.	98,060	11,628,935
Marathon Petroleum Corp.	14,674	2,597,592

		17,616,135

Personal Care Products — 0.1%
Coty, Inc.(1)	61,115	608,094

Pharmaceuticals — 3.1%
Merck & Co., Inc.	51,729	5,852,102
Novartis AG (SP ADR) (Switzerland)	73,639	8,209,275

		14,061,377

Real Estate Management & Development — 0.8%
Jones Lang LaSalle, Inc.(1)	15,329	3,846,046

Retail REITs — 2.3%
Simon Property Group, Inc.	66,902	10,265,443

Semiconductors & Semiconductor Equipment — 3.9%
Broadcom, Inc.	110,830	17,808,164

Software — 1.4%
Salesforce, Inc.	24,111	6,239,927

Specialty Retail — 3.5%
Best Buy Co., Inc.	52,976	4,583,484
Dick’s Sporting Goods, Inc.	51,630	11,170,150

		15,753,634

Technology Hardware, Storage & Peripherals — 4.4%
NetApp, Inc.	91,838	11,661,589
Seagate Technology Holdings PLC	83,846	8,566,546

		20,228,135

Textiles, Apparel & Luxury Goods — 0.3%
Tapestry, Inc.	29,746	1,192,517

Total Common Stock (Cost: $259,215,759)		454,625,621

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Shares	Value
MONEY MARKET INVESTMENTS—0.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26%(2)	427,770	$427,770

Total Money Market Investments (Cost: $427,770)		427,770

Total Investments (100.0%) (Cost: $259,643,529)		455,053,391
Liabilities In Excess Of Other Assets (0.0%)		(13,048)

Net Assets (100.0%)		$455,040,343

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2024.

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	July 31, 2024

Sector	Percentage of Net Assets
Capital Markets	11.6%
Banks	7.0
Health Care Providers & Services	6.2
Biotechnology	5.2
Aerospace & Defense	5.0
Technology Hardware, Storage & Peripherals	4.4
IT Services	4.3
Oil, Gas & Consumable Fuels	3.9
Semiconductors & Semiconductor Equipment	3.9
Household Durables	3.6
Specialty Retail	3.5
Financial Services	3.1
Pharmaceuticals	3.1
Electrical Equipment	2.8
Building Products	2.4
Chemicals	2.3
Insurance	2.3
Retail REITs	2.3
Beverages	2.2
Entertainment	2.2
Consumer Staples Distribution & Retail	1.8
Energy Equipment & Services	1.8
Machinery	1.8
Media	1.8
Automobiles	1.4
Health Care Equipment & Supplies	1.4
Independent Power and Renewable Electricity Producers	1.4
Metals & Mining	1.4
Software	1.4
Multi-Utilities	1.3
Electronic Equipment, Instruments & Components	1.2
Real Estate Management & Development	0.8
Air Freight & Logistics	0.7
Textiles, Apparel & Luxury Goods	0.3
Personal Care Products	0.1
Money Market Investments	0.1

Total	100.0%

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2024

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$52,853,236	$—	$—	$52,853,236
Banks	32,041,424	—	—	32,041,424
Health Care Providers & Services	28,080,834	—	—	28,080,834
Biotechnology	23,658,459	—	—	23,658,459
Aerospace & Defense	22,965,684	—	—	22,965,684
Technology Hardware, Storage & Peripherals	20,228,135	—	—	20,228,135
IT Services	19,644,009	—	—	19,644,009
Semiconductors & Semiconductor Equipment	17,808,164	—	—	17,808,164
Oil, Gas & Consumable Fuels	17,616,135	—	—	17,616,135
Household Durables	16,508,808	—	—	16,508,808
Specialty Retail	15,753,634	—	—	15,753,634
Financial Services	14,207,109	—	—	14,207,109
Pharmaceuticals	14,061,377	—	—	14,061,377
Electrical Equipment	12,643,936	—	—	12,643,936
Building Products	11,035,382	—	—	11,035,382
Chemicals	10,633,633	—	—	10,633,633
Insurance	10,573,715	—	—	10,573,715
Retail REITs	10,265,443	—	—	10,265,443
Entertainment	10,009,652	—	—	10,009,652
Beverages	9,857,385	—	—	9,857,385
Machinery	8,370,984	—	—	8,370,984
Media	8,370,093	—	—	8,370,093
Energy Equipment & Services	8,046,752	—	—	8,046,752
Consumer Staples Distribution & Retail	7,966,917	—	—	7,966,917
Health Care Equipment & Supplies	6,517,779	—	—	6,517,779
Automobiles	6,308,775	—	—	6,308,775
Software	6,239,927	—	—	6,239,927
Metals & Mining	6,166,860	—	—	6,166,860
Independent Power and Renewable Electricity Producers	6,155,945	—	—	6,155,945
Multi-Utilities	5,796,219	—	—	5,796,219
Electronic Equipment, Instruments & Components	5,342,044	—	—	5,342,044
Real Estate Management & Development	3,846,046	—	—	3,846,046
Air Freight & Logistics	3,250,515	—	—	3,250,515
Textiles, Apparel & Luxury Goods	1,192,517	—	—	1,192,517
Personal Care Products	608,094	—	—	608,094
Total Common Stock	454,625,621	—	—	454,625,621
Money Market Investments	427,770	—	—	427,770
Total Investments	$455,053,391	$—	$—	$455,053,391

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Shares	Value
COMMON STOCK — 97.6% of Net Assets

Aerospace & Defense — 2.8%
Textron, Inc.	27,537	$2,558,187

Air Freight & Logistics — 3.7%
CH Robinson Worldwide, Inc.	12,059	1,073,854
FedEx Corp.	7,610	2,300,123

		3,373,977

Banks — 6.9%
First Citizens BancShares, Inc.	667	1,392,489
Popular, Inc.	41,197	4,228,048
Western Alliance Bancorp	8,353	672,083

		6,292,620

Broadline Retail — 0.7%
eBay, Inc.	11,533	641,350

Building Products — 0.7%
Carlisle Cos., Inc.	1,511	632,474

Capital Markets — 2.4%
Evercore, Inc.	3,536	885,379
Interactive Brokers Group, Inc.	11,335	1,351,926

		2,237,305

Chemicals — 2.8%
Corteva, Inc.	18,085	1,014,569
DuPont de Nemours, Inc.	18,555	1,553,053

		2,567,622

Construction & Engineering — 2.1%
Arcosa, Inc.	20,430	1,898,151

Consumer Finance — 1.3%
OneMain Holdings, Inc.	23,422	1,224,034

Consumer Staples Distribution & Retail — 2.5%
Dollar Tree, Inc.(1)	10,423	1,087,536
Sprouts Farmers Market, Inc.(1)	12,250	1,223,652

		2,311,188

Electronic Equipment, Instruments & Components — 5.3%
Avnet, Inc.	29,445	1,582,963
Flex Ltd.(1)	101,014	3,247,600

		4,830,563

Energy Equipment & Services — 3.1%
Baker Hughes Co.	43,681	1,691,328
NOV, Inc.	55,896	1,163,755

		2,855,083

Financial Services — 10.1%
Apollo Global Management, Inc.	31,187	3,908,043
Corpay, Inc.(1)	8,372	2,443,117
Equitable Holdings, Inc.	67,386	2,938,704

		9,289,864

Health Care Providers & Services — 4.9%
Acadia Healthcare Co., Inc.(1)	30,296	1,964,696
Centene Corp.(1)	21,645	1,664,933
Henry Schein, Inc.(1)	12,345	888,099

		4,517,728

Health Care REITs — 2.0%
Welltower, Inc.	16,775	1,866,219

Hotels, Restaurants & Leisure — 1.7%
Darden Restaurants, Inc.	2,870	419,853

Issues	Shares	Value
Travel & Leisure Co.	23,846	$1,099,062

		1,518,915

Household Durables — 5.0%
Lennar Corp.	6,937	1,227,363
Toll Brothers, Inc.	23,645	3,374,378

		4,601,741

Independent Power and Renewable Electricity Producers — 1.3%
AES Corp.	66,803	1,188,425

Insurance — 4.6%
Arch Capital Group Ltd.(1)	36,536	3,499,418
Assured Guaranty Ltd.	8,890	732,269

		4,231,687

Machinery — 5.3%
AGCO Corp.	6,745	636,863
Manitowoc Co., Inc.(1)	114,012	1,441,112
Terex Corp.	4,213	266,514
Westinghouse Air Brake Technologies Corp.	15,591	2,512,490

		4,856,979

Marine Transportation — 1.4%
Kirby Corp.(1)	10,103	1,241,457

Media — 1.4%
Interpublic Group of Cos., Inc.	39,752	1,278,822

Metals & Mining — 1.5%
Freeport-McMoRan, Inc.	31,162	1,415,066

Multi-Utilities — 3.4%
NiSource, Inc.	60,631	1,894,719
Sempra	15,580	1,247,335

		3,142,054

Oil, Gas & Consumable Fuels — 3.7%
ConocoPhillips	6,671	741,815
Marathon Petroleum Corp.	7,299	1,292,069
Range Resources Corp.	30,995	967,974
Southwestern Energy Co.(1)	68,000	438,600

		3,440,458

Passenger Airlines — 0.9%
United Airlines Holdings, Inc.(1)	18,729	850,671

Personal Care Products — 1.4%
Coty, Inc.(1)	126,524	1,258,914

Professional Services — 0.7%
Jacobs Solutions, Inc.	4,704	688,430

Real Estate Management & Development — 3.5%
Jones Lang LaSalle, Inc.(1)	12,911	3,239,370

Retail REITs — 1.8%
SITE Centers Corp.	106,920	1,651,914

Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.	3,430	793,633

Specialty Retail — 5.1%
Dick’s Sporting Goods, Inc.	8,311	1,798,085
Gap, Inc.	39,186	920,087
Guess?, Inc.	37,748	907,839
Williams-Sonoma, Inc.	6,658	1,029,860

		4,655,871

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Shares	Value

Technology Hardware, Storage & Peripherals — 1.6%
Seagate Technology Holdings PLC	14,751	$1,507,110

Textiles, Apparel & Luxury Goods — 1.1%
Tapestry, Inc.	24,734	991,586

Total Common Stock (Cost: $51,662,377)		89,649,468

MONEY MARKET INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26%(2)	2,300,324	2,300,324

		2,300,324

Total Money Market Investments (Cost: $2,300,324)		2,300,324

Total Investments (100.1%) (Cost: $53,962,701)		91,949,792
Liabilities In Excess Of Other Assets (-0.1%)		(115,537)

Net Assets (100.0%)		$91,834,255

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2024.

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	July 31, 2024

Sector	Percentage of Net Assets
Financial Services	10.1%
Banks	6.9
Electronic Equipment, Instruments & Components	5.3
Machinery	5.3
Specialty Retail	5.1
Household Durables	5.0
Health Care Providers & Services	4.9
Insurance	4.6
Air Freight & Logistics	3.7
Oil, Gas & Consumable Fuels	3.7
Real Estate Management & Development	3.5
Multi-Utilities	3.4
Energy Equipment & Services	3.1
Aerospace & Defense	2.8
Chemicals	2.8
Consumer Staples Distribution & Retail	2.5
Capital Markets	2.4
Construction & Engineering	2.1
Health Care REITs	2.0
Retail REITs	1.8
Hotels, Restaurants & Leisure	1.7
Technology Hardware, Storage & Peripherals	1.6
Metals & Mining	1.5
Marine Transportation	1.4
Media	1.4
Personal Care Products	1.4
Consumer Finance	1.3
Independent Power and Renewable Electricity Producers	1.3
Textiles, Apparel & Luxury Goods	1.1
Passenger Airlines	0.9
Semiconductors & Semiconductor Equipment	0.9
Broadline Retail	0.7
Building Products	0.7
Professional Services	0.7
Money Market Investments	2.5

Total	100.1%

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2024

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Financial Services	$9,289,864	$—	$—	$9,289,864
Banks	6,292,620	—	—	6,292,620
Machinery	4,856,979	—	—	4,856,979
Electronic Equipment, Instruments & Components	4,830,563	—	—	4,830,563
Specialty Retail	4,655,871	—	—	4,655,871
Household Durables	4,601,741	—	—	4,601,741
Health Care Providers & Services	4,517,728	—	—	4,517,728
Insurance	4,231,687	—	—	4,231,687
Oil, Gas & Consumable Fuels	3,440,458	—	—	3,440,458
Air Freight & Logistics	3,373,977	—	—	3,373,977
Real Estate Management & Development	3,239,370	—	—	3,239,370
Multi-Utilities	3,142,054	—	—	3,142,054
Energy Equipment & Services	2,855,083	—	—	2,855,083
Chemicals	2,567,622	—	—	2,567,622
Aerospace & Defense	2,558,187	—	—	2,558,187
Consumer Staples Distribution & Retail	2,311,188	—	—	2,311,188
Capital Markets	2,237,305	—	—	2,237,305
Construction & Engineering	1,898,151	—	—	1,898,151
Health Care REITs	1,866,219	—	—	1,866,219
Retail REITs	1,651,914	—	—	1,651,914
Hotels, Restaurants & Leisure	1,518,915	—	—	1,518,915
Technology Hardware, Storage & Peripherals	1,507,110	—	—	1,507,110
Metals & Mining	1,415,066	—	—	1,415,066
Media	1,278,822	—	—	1,278,822
Personal Care Products	1,258,914	—	—	1,258,914
Marine Transportation	1,241,457	—	—	1,241,457
Consumer Finance	1,224,034	—	—	1,224,034
Independent Power and Renewable Electricity Producers	1,188,425	—	—	1,188,425
Textiles, Apparel & Luxury Goods	991,586	—	—	991,586
Passenger Airlines	850,671	—	—	850,671
Semiconductors & Semiconductor Equipment	793,633	—	—	793,633
Professional Services	688,430	—	—	688,430
Broadline Retail	641,350	—	—	641,350
Building Products	632,474	—	—	632,474
Total Common Stock	89,649,468	—	—	89,649,468
Money Market Investments	2,300,324	—	—	2,300,324
Total Investments	$91,949,792	$—	$—	$91,949,792

TCW Select Equities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Shares	Value
COMMON STOCK —98.9% of Net Assets

Aerospace & Defense — 1.1%
General Electric Co.	44,465	$7,567,943

Broadline Retail — 6.6%
Amazon.com, Inc.(1)	234,633	43,871,678

Capital Markets — 3.1%
S&P Global, Inc.	42,118	20,415,858

Commercial Services & Supplies — 2.0%
Waste Connections, Inc. (Canada)	74,649	13,270,353

Consumer Staples Distribution & Retail — 3.2%
Costco Wholesale Corp.	25,816	21,220,752

Financial Services — 7.3%
Mastercard, Inc.	47,349	21,956,205
Visa, Inc.	102,023	27,104,450

		49,060,655

Health Care Equipment & Supplies — 6.1%
Boston Scientific Corp.(1)	214,159	15,822,067
Dexcom, Inc.(1)	114,913	7,793,400
Intuitive Surgical, Inc.(1)	38,968	17,325,562

		40,941,029

Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc.	32,545	18,751,127

Interactive Media & Services — 10.5%
Alphabet, Inc.— Class C	276,595	47,892,424
Meta Platforms, Inc.	47,294	22,456,610

		70,349,034

IT Services — 4.3%
Gartner, Inc.(1)	27,791	13,928,572
Shopify, Inc.(1)	171,266	10,481,479
Snowflake, Inc.(1)	33,605	4,381,420

		28,791,471

Media — 1.7%
Trade Desk, Inc.(1)	129,974	11,682,063

Pharmaceuticals — 2.2%
Zoetis, Inc.	80,627	14,516,085

Semiconductors & Semiconductor Equipment — 16.5%
ASML Holding NV (Netherlands)	19,159	17,946,236
NVIDIA Corp.	790,005	92,446,385

		110,392,621

Software — 24.3%
Adobe, Inc.(1)	28,684	15,823,528
Cadence Design Systems, Inc.(1)	46,089	12,336,182
Crowdstrike Holdings, Inc.(1)	60,958	14,139,818
Microsoft Corp.	112,399	47,022,122
Palo Alto Networks, Inc.(1)	48,950	15,895,533
Salesforce, Inc.	58,671	15,184,055
ServiceNow, Inc.(1)	51,783	42,171,557

		162,572,795

Specialized REITs — 1.5%
American Tower Corp.	45,622	10,055,089

Specialty Retail — 5.7%
Home Depot, Inc.	39,780	14,645,405
O’Reilly Automotive, Inc.(1)	13,777	15,517,586

Issues	Shares	Value
Ulta Beauty, Inc.(1)	20,827	$7,599,564

		37,762,555

Total Common Stock
(Cost: $228,691,200)		661,221,108

MONEY MARKET INVESTMENTS—1.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26%(2)	7,184,905	7,184,905

Total Money Market Investments
(Cost: $7,184,905)		7,184,905

Total Investments (100.0%) (Cost: $235,876,105)		668,406,013
Liabilities In Excess Of Other Assets (0.0%)		(87,474)

Net Assets (100.0%)		$668,318,539

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2024.

TCW Select Equities Fund

Investments by Sector (Unaudited)	July 31, 2024

Sector	Percentage of Net Assets
Software	24.3%
Semiconductors & Semiconductor Equipment	16.5
Interactive Media & Services	10.5
Financial Services	7.3
Broadline Retail	6.6
Health Care Equipment & Supplies	6.1
Specialty Retail	5.7
IT Services	4.3
Consumer Staples Distribution & Retail	3.2
Capital Markets	3.1
Health Care Providers & Services	2.8
Pharmaceuticals	2.2
Commercial Services & Supplies	2.0
Media	1.7
Specialized REITs	1.5
Aerospace & Defense	1.1
Money Market Investments	1.1

Total	100.0%

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	July 31, 2024

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Software	$162,572,795	$—	$—	$162,572,795
Semiconductors & Semiconductor Equipment	110,392,621	—	—	110,392,621
Interactive Media & Services	70,349,034	—	—	70,349,034
Financial Services	49,060,655	—	—	49,060,655
Broadline Retail	43,871,678	—	—	43,871,678
Health Care Equipment & Supplies	40,941,029	—	—	40,941,029
Specialty Retail	37,762,555	—	—	37,762,555
IT Services	28,791,471	—	—	28,791,471
Consumer Staples Distribution & Retail	21,220,752	—	—	21,220,752
Capital Markets	20,415,858	—	—	20,415,858
Health Care Providers & Services	18,751,127	—	—	18,751,127
Pharmaceuticals	14,516,085	—	—	14,516,085
Commercial Services & Supplies	13,270,353	—	—	13,270,353
Media	11,682,063	—	—	11,682,063
Specialized REITs	10,055,089	—	—	10,055,089
Aerospace & Defense	7,567,943	—	—	7,567,943
Total Common Stock	661,221,108	—	—	661,221,108
Money Market Investments	7,184,905	—	—	7,184,905
Total Investments	$668,406,013	$—	$—	$668,406,013

Note 1 — Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Options on equity securities and options on indexes were valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2024 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

The Funds held no investments or other financial instruments at July 31, 2024 for which fair value was calculated using Level 3 inputs.

Note 2 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended July 31, 2024.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2024.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2024.

Derivatives:

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended July 31, 2024, there were no options held by the Funds.

Note 3 — Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended July 31, 2024 is listed after the Schedule of Investments.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at July 31, 2024.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
FIXED INCOME SECURITIES —107.0% of Net Assets
CORPORATE BONDS—15.9%

Aerospace & Defense — 0.5%
Boeing Co.
4.88%	05/01/25	$	560,000	$556,282
5.81%	05/01/50		1,025,000	955,249
6.53% (1)	05/01/34		470,000	493,617
General Electric Co. 6.06% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36		3,045,000	2,892,750

				4,897,898

Agriculture — 0.2%
BAT Capital Corp. (United Kingdom)
5.28%	04/02/50		1,285,000	1,130,633
Imperial Brands Finance PLC (United Kingdom)
3.88% (1)	07/26/29		35,000	33,102
Reynolds American, Inc. (United Kingdom)
5.85%	08/15/45		335,000	321,308

				1,485,043

Airlines — 0.2%
U.S. Airways Pass-Through Trust Series 2012-2, Class A (EETC)
4.63%	12/03/26		335,614	331,822
United Airlines Pass-Through Trust Series 2023-1, Class A
5.80%	07/15/37		1,388,273	1,411,526

				1,743,348

Banks — 4.1%
Bank of America Corp.
1.66% (1 day USD SOFR + 0.910%)(2)	03/11/27		4,455,000	4,220,311
1.73% (1 day USD SOFR + 0.960%)(2)	07/22/27		1,485,000	1,393,970
1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31		345,000	289,327
2.09% (1 day USD SOFR + 1.060%)(2)	06/14/29		2,155,000	1,947,193
2.30% (1 day USD SOFR + 1.220%)(2)	07/21/32		800,000	672,176
2.50% (3 mo. USD Term SOFR + 1.252%)(2)	02/13/31		635,000	560,470
2.59% (1 day USD SOFR + 2.150%)(2)	04/29/31		135,000	119,291
Citigroup, Inc.
2.56% (1 day USD SOFR + 1.167%)(2)	05/01/32		35,000	29,883
2.98% (1 day USD SOFR + 1.422%)(2)	11/05/30		1,395,000	1,268,195
3.06% (1 day USD SOFR + 1.351%)(2)	01/25/33		180,000	156,440
3.89% (3 mo. USD Term SOFR + 1.825%)(2)	01/10/28		45,000	43,916
Goldman Sachs Group, Inc.
1.43% (1 day USD SOFR + 0.798%)(2)	03/09/27		4,260,000	4,017,052
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27		1,000,000	935,810
HSBC Holdings PLC (United Kingdom)
2.21% (1 day USD SOFR + 1.285%)(2)	08/17/29		1,235,000	1,108,894

Issues	Maturity Date		Principal Amount	Value
2.36% (1 day USD SOFR + 1.947%)(2)	08/18/31	$	930,000	$796,220
JPMorgan Chase & Co.
1.56% (1 day USD SOFR + 0.605%)(2)	12/10/25		2,080,000	2,051,254
1.95% (1 day USD SOFR + 1.065%)(2)	02/04/32		1,545,000	1,289,349
2.18% (1 day USD SOFR + 1.890%)(2)	06/01/28		905,000	842,320
2.58% (3 mo. USD Term SOFR + 1.250%)(2)	04/22/32		80,000	69,022
2.74% (3 mo. USD Term SOFR + 1.510%)(2)	10/15/30		1,070,000	967,569
Morgan Stanley
1.51% (1 day USD SOFR + 0.858%)(2)	07/20/27		1,145,000	1,070,941
1.93% (1 day USD SOFR + 1.020%)(2)	04/28/32		180,000	148,088
3.77% (3 mo. USD Term SOFR + 1.402%)(2)	01/24/29		2,190,000	2,115,649
PNC Financial Services Group, Inc.
5.07% (1 day USD SOFR + 1.933%)(2)	01/24/34		920,000	909,880
5.68% (1 day USD SOFR + 1.902%)(2)	01/22/35		455,000	469,528
6.88% (1 day USD SOFR + 2.284%)(2)	10/20/34		65,000	72,413
Santander U.K. Group Holdings PLC (United Kingdom)
1.67% (1 day USD SOFR + 0.989%)(2)	06/14/27		1,531,000	1,433,782
2.47% (1 day USD SOFR + 1.220%)(2)	01/11/28		465,000	435,073
U.S. Bancorp
4.84% (1 day USD SOFR + 1.600%)(2)	02/01/34		1,130,000	1,097,298
5.68% (1 day USD SOFR + 1.860%)(2)	01/23/35		355,000	364,677
5.84% (1 day USD SOFR + 2.260%)(2)	06/12/34		175,000	181,823
5.85% (1 day USD SOFR + 2.090%)(2)	10/21/33		375,000	389,310
Wells Fargo & Co.
2.16% (3 mo. USD Term SOFR + 1.012%)(2)	02/11/26		355,000	348,876
2.88% (3 mo. USD Term SOFR + 1.432%)(2)	10/30/30		150,000	135,885
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33		1,955,000	1,735,610
3.53% (1 day USD SOFR + 1.510%)(2)	03/24/28		2,245,000	2,167,413
3.58% (3 mo. USD Term SOFR + 1.572%)(2)	05/22/28		260,000	250,871
4.90% (1 day USD SOFR + 2.100%)(2)	07/25/33		1,045,000	1,027,465
5.39% (1 day USD SOFR + 2.020%)(2)	04/24/34		550,000	556,743

				37,689,987

Beverages — 0.2%
Bacardi Ltd.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
2.75% (1)	07/15/26	$	750,000	$716,760
4.45% (1)	05/15/25		1,095,000	1,086,492

				1,803,252

Chemicals — 0.2%
International Flavors & Fragrances, Inc.
2.30% (1)	11/01/30		1,185,000	1,013,045
3.27% (1)	11/15/40		235,000	171,632
3.47% (1)	12/01/50		125,000	84,457
4.38%	06/01/47		370,000	294,328

				1,563,462

Commercial Services — 0.0%
Global Payments, Inc.
4.88%	03/17/31	EUR	225,000	256,885

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.00%	10/29/28	$	3,225,000	2,979,061
Air Lease Corp.
3.25%	03/01/25		1,300,000	1,281,995
3.63%	12/01/27		400,000	383,668
4.63%	10/01/28		1,500,000	1,479,735
Avolon Holdings Funding Ltd. (Ireland)
2.53% (1)	11/18/27		884,000	809,479
2.88% (1)	02/15/25		1,550,000	1,525,045

				8,458,983

Electric — 1.2%
Amprion GmbH (Germany)
0.63% (3)	09/23/33	EUR	100,000	84,794
4.00% (3)	05/21/44		200,000	216,632
Appalachian Power Co.
4.45%	06/01/45	$	690,000	571,389
5.65%	04/01/34		1,025,000	1,047,745
Arizona Public Service Co.
3.35%	05/15/50		1,675,000	1,165,633
Duke Energy Corp.
3.75%	04/01/31	EUR	410,000	443,226
3.85%	06/15/34	EUR	800,000	861,404
Duke Energy Florida LLC
5.88%	11/15/33	$	190,000	202,817
Duke Energy Progress LLC
3.70%	10/15/46		1,325,000	1,017,256
Indiana Michigan Power Co.
4.55%	03/15/46		420,000	363,842
ITC Holdings Corp.
2.95% (1)	05/14/30		1,000,000	902,750
Jersey Central Power & Light Co.
2.75% (1)	03/01/32		2,575,000	2,191,454
Public Service Co. of Colorado
5.25%	04/01/53		1,215,000	1,150,216
TenneT Holding BV (Netherlands)
2.75% (3)	05/17/42	EUR	295,000	286,531
4.75% (3)	10/28/42	EUR	415,000	498,294

				11,003,983

Electronics — 0.1%
Honeywell International, Inc.
3.75%	03/01/36	EUR	550,000	600,732
4.13%	11/02/34	EUR	290,000	329,320

				930,052

Entertainment — 0.5%
WarnerMedia Holdings, Inc.
4.28%	03/15/32	$	200,000	173,580

Issues	Maturity Date		Principal Amount	Value
5.05%	03/15/42	$	3,135,000	$2,474,518
5.14%	03/15/52		2,834,000	2,109,658

				4,757,756

Food — 0.6%
ELO SACA (France)
6.00% (3)	03/22/29	EUR	700,000	714,930
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
3.00%	02/02/29	$	240,000	218,177
6.50%	12/01/52		1,000,000	1,013,830
6.75% (1)	03/15/34		1,282,000	1,378,753
Smithfield Foods, Inc.
2.63% (1)	09/13/31		2,565,000	2,098,683

				5,424,373

Gas — 0.5%
East Ohio Gas Co.
2.00% (1)	06/15/30		830,000	706,513
KeySpan Gas East Corp.
3.59% (1)	01/18/52		1,150,000	785,346
5.82% (1)	04/01/41		1,551,000	1,532,869
5.99% (1)	03/06/33		530,000	545,418
National Gas Transmission PLC (United Kingdom)
4.25% (3)	04/05/30	EUR	560,000	628,633

				4,198,779

Health Care-Products — 0.0%
Medtronic Global Holdings SCA
1.75%	07/02/49	EUR	100,000	73,514
Medtronic, Inc.
3.65%	10/15/29	EUR	185,000	205,257

				278,771

Health Care-Services — 0.6%
Centene Corp.
3.00%	10/15/30		1,683,000	1,477,539
CommonSpirit Health
2.78%	10/01/30		875,000	778,216
Fresenius Finance Ireland PLC
0.88% (3)	10/01/31	EUR	920,000	828,681
Fresenius Medical Care U.S. Finance III, Inc.
1.88% (1)	12/01/26		1,650,000	1,522,340
Lonza Finance International NV (Switzerland)
3.88% (3)	04/24/36	EUR	420,000	461,481

				5,068,257

Insurance — 1.3%
Aon Corp./Aon Global Holdings PLC
2.60%	12/02/31	$	940,000	802,854
Athene Global Funding
1.99% (1)	08/19/28		1,690,000	1,497,391
2.72% (1)	01/07/29		240,000	217,918
3.21% (1)	03/08/27		815,000	772,889
Farmers Exchange Capital
7.20% (1)	07/15/48		1,495,000	1,437,771
Farmers Exchange Capital II
6.15% (3 mo. USD LIBOR + 3.744%)(1),(2)	11/01/53		2,065,000	1,879,315
Nationwide Mutual Insurance Co.
7.89% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24		3,000,000	3,025,860
New York Life Insurance Co.
3.75% (1)	05/15/50		70,000	53,570
Teachers Insurance & Annuity Association of America
3.30% (1)	05/15/50		430,000	295,234
4.27% (1)	05/15/47		130,000	106,662

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
Willis North America, Inc.
4.50%	09/15/28	$	1,445,000	$1,423,498

				11,512,962

Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%	06/01/52		1,000,000	648,220
4.80%	03/01/50		495,000	373,938
5.13%	07/01/49		580,000	458,502
5.38%	04/01/38		1,475,000	1,331,232
5.38%	05/01/47		2,755,000	2,279,101
5.75%	04/01/48		1,028,000	886,989

				5,977,982

Oil & Gas — 0.0%
Petroleos Mexicanos
6.35%	02/12/48		145,000	94,995
6.75%	09/21/47		231,000	156,875

				251,870

Packaging & Containers — 0.4%
Berry Global, Inc.
1.57%	01/15/26		1,584,000	1,504,800
1.65%	01/15/27		1,716,000	1,585,532
4.88% (1)	07/15/26		270,000	267,068

				3,357,400

Pharmaceuticals — 0.6%
Bayer U.S. Finance II LLC
4.38% (1)	12/15/28		2,023,000	1,955,330
4.63% (1)	06/25/38		500,000	435,630
4.88% (1)	06/25/48		1,930,000	1,587,097
Bayer U.S. Finance LLC
6.50% (1)	11/21/33		1,010,000	1,060,308
Johnson & Johnson
3.55%	06/01/44	EUR	225,000	250,957
MSD Netherlands Capital BV
3.70%	05/30/44	EUR	480,000	519,647

				5,808,969

Pipelines — 0.5%
Energy Transfer LP
5.95%	10/01/43		630,000	623,782
Rockies Express Pipeline LLC
4.95% (1)	07/15/29		980,000	938,115
Southern Natural Gas Co. LLC
7.35%	02/15/31		2,380,000	2,612,217
TC PipeLines LP
4.38%	03/13/25		710,000	704,632

				4,878,746

Real Estate — 0.3%
Annington Funding PLC (United Kingdom)
2.31% (3)	10/06/32	GBP	720,000	730,096
3.18% (3)	07/12/29	GBP	325,000	375,977
Blackstone Property Partners Europe Holdings SARL (Luxembourg)
1.00% (3)	05/04/28	EUR	425,000	412,850
1.63% (3)	04/20/30	EUR	325,000	309,210
1.75% (3)	03/12/29	EUR	550,000	537,657
LEG Immobilien SE (Germany)
1.50% (3)	01/17/34	EUR	100,000	87,724
Vonovia SE (Germany)
0.75% (3)	09/01/32	EUR	300,000	257,149
1.00% (3)	06/16/33	EUR	300,000	255,331

Issues	Maturity Date		Principal Amount	Value
5.00% (3)	11/23/30	$	100,000	$115,689

				3,081,683

REIT — 1.8%
American Assets Trust LP
3.38%	02/01/31		1,655,000	1,390,514
American Homes 4 Rent LP
3.38%	07/15/51		730,000	491,107
American Tower Corp.
2.70%	04/15/31		310,000	269,371
CubeSmart LP
3.00%	02/15/30		317,000	286,955
Digital Dutch Finco BV
1.25% (3)	02/01/31	EUR	1,830,000	1,692,296
Digital Intrepid Holding BV
1.38% (3)	07/18/32	EUR	105,000	94,562
Extra Space Storage LP
2.40%	10/15/31	$	1,750,000	1,472,100
3.90%	04/01/29		250,000	239,597
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31		170,000	155,780
5.75%	06/01/28		1,600,000	1,622,576
Healthcare Realty Holdings LP
2.00%	03/15/31		1,700,000	1,375,674
2.05%	03/15/31		164,000	130,920
Hudson Pacific Properties LP
3.25%	01/15/30		1,752,000	1,339,246
4.65%	04/01/29		100,000	84,374
Invitation Homes Operating Partnership LP
2.00%	08/15/31		1,776,000	1,444,279
5.50%	08/15/33		215,000	217,288
Kilroy Realty LP
2.65%	11/15/33		521,000	394,470
LXP Industrial Trust
2.38%	10/01/31		1,592,000	1,299,995
Prologis Euro Finance LLC
4.00%	05/05/34	EUR	300,000	331,798
4.25%	01/31/43	EUR	450,000	495,332
Realty Income Corp.
5.13%	07/06/34	EUR	830,000	987,571
Rexford Industrial Realty LP
2.15%	09/01/31		25,000	20,435
VICI Properties LP
4.95%	02/15/30	$	185,000	182,203
5.13%	05/15/32		172,000	168,311
VICI Properties LP/VICI Note Co., Inc.
3.88% (1)	02/15/29		325,000	306,273
4.13% (1)	08/15/30		41,000	38,191
4.50% (1)	01/15/28		147,000	143,566
4.63% (1)	06/15/25		160,000	158,570

				16,833,354

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom)
2.97% (1 day USD SOFR + 1.290%)(1),(2)	02/16/28		1,345,000	1,277,158

Telecommunications — 0.4%
Global Switch Finance BV (United Kingdom)
1.38% (3)	10/07/30		695,000	682,509
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74% (1)	09/20/29		1,152,188	1,148,765
5.15% (1)	09/20/29		1,878,750	1,879,295

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
TDC Net AS (Denmark)
6.50% (3)	06/01/31	EUR	200,000	$234,301

				3,944,870

Total Corporate Bonds (Cost: $153,899,652)				146,485,823

MUNICIPAL BONDS—0.6%
California Health Facilities Financing Authority, Revenue Bond
3.00%	08/15/51	$	690,000	549,243
City of New York, General Obligation Unlimited
3.00%	08/01/34		380,000	328,668
New York City Transitional Finance Authority Future Tax Secured Revenue
2.00%	08/01/35		1,000,000	764,094
2.45%	11/01/34		2,485,000	2,025,352
Regents of the University of California Medical Center Pooled Revenue, Revenue Bond
3.26%	05/15/60		3,060,000	2,094,965

Total Municipal Bonds (Cost: $7,472,667)				5,762,322

ASSET-BACKED SECURITIES—6.3%
AGL CLO 7 Ltd. Series 2020-7A, Class BR
7.26% (3 mo. USD Term SOFR + 1.962%)(1),(2)	07/15/34		4,235,000	4,247,281
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2
1.94% (1)	08/15/46		3,372,000	3,147,355
Apidos CLO XXV Ltd. Series 2016-25A, Class A1R2
6.43% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/20/31		2,005,327	2,007,132
ARES LXII CLO Ltd. Series 2021-62A, Class B
7.20% (3 mo. USD Term SOFR + 1.912%)(1),(2)	01/25/34		4,000,000	4,008,000
Barings CLO Ltd. Series 2018-4A, Class A1R
6.45% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/15/30		2,336,397	2,335,813
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1
6.16% (30 day USD SOFR Average + 0.814%)(2)	12/26/35		110,625	110,533
CIFC Funding Ltd. Series 2021-7A, Class A1
6.67% (3 mo. USD Term SOFR + 1.392%)(1),(2)	01/23/35		4,300,000	4,302,150
Clover CLO LLC Series 2018-1A, Class A1RR
6.85% (3 mo. USD Term SOFR + 1.530%)(1),(2)	04/20/37		4,190,000	4,203,827
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2
6.47% (3 mo. USD Term SOFR + 1.150%)(1),(2)	08/15/31		2,370,254	2,375,943
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR
6.46% (3 mo. USD Term SOFR + 1.162%)(1),(2)	04/15/29		1,276,840	1,278,627
JGWPT XXX LLC Series 2013-3A, Class A
4.08% (1)	01/17/73		962,542	912,135
JGWPT XXXII LLC Series 2014-2A, Class A
3.61% (1)	01/17/73		1,103,763	1,005,284

Issues	Maturity Date		Principal Amount	Value
LCM Loan Income Fund I Ltd. Series 1A, Class B
6.99% (3 mo. USD Term SOFR + 1.712%)(1),(2)	04/20/31	$	50,000	$50,062
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A
6.69% (3 mo. USD Term SOFR + 1.412%)(1),(2)	04/19/33		4,261,219	4,270,594
Navient Private Education Refi Loan Trust Series 2021-GA, Class A
1.58% (1)	04/15/70		2,483,665	2,193,265
OCP CLO Ltd. Series 2020-19A, Class AR
6.69% (3 mo. USD Term SOFR + 1.412%)(1),(2)	10/20/34		3,600,000	3,602,160
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class AARR
6.51% (3 mo. USD Term SOFR + 1.212%)(1),(2)	07/15/29		504,613	504,865
SBNA Auto Receivables Trust Series 2024-A, Class A3
5.32% (1)	12/15/28		2,440,000	2,447,092
Skyline Aviation, Inc. Series 2004-1, Class A
3.23% (4)	07/03/38		4,023,063	3,646,215
SLM Student Loan Trust Series 2003-7A, Class A5A
6.81% (90 day USD SOFR Average + 1.462%)(1),(2)	12/15/33		1,262,667	1,264,163
SLM Student Loan Trust Series 2008-2, Class B
6.82% (90 day USD SOFR Average + 1.462%)(2)	01/25/83		710,000	731,318
SLM Student Loan Trust Series 2008-3, Class B
6.82% (90 day USD SOFR Average + 1.462%)(2)	04/26/83		710,000	723,263
SLM Student Loan Trust Series 2008-4, Class A4
7.27% (90 day USD SOFR Average + 1.912%)(2)	07/25/22		1,608,970	1,616,065
SLM Student Loan Trust Series 2008-4, Class B
7.47% (90 day USD SOFR Average + 2.112%)(2)	04/25/73		710,000	735,440
SLM Student Loan Trust Series 2008-5, Class B
7.47% (90 day USD SOFR Average + 2.112%)(2)	07/25/73		710,000	725,238
SLM Student Loan Trust Series 2008-6, Class B
7.47% (90 day USD SOFR Average + 2.112%)(2)	07/26/83		710,000	727,550
SLM Student Loan Trust Series 2008-7, Class B
7.47% (90 day USD SOFR Average + 2.112%)(2)	07/26/83		710,000	721,290
Stack Infrastructure Issuer LLC Series 2024-1A, Class A2
5.90% (1)	03/25/49		2,200,000	2,243,413
Voya CLO Ltd. Series 2016-3A, Class A1R2
6.43% (3 mo. USD Term SOFR + 1.150%)(1),(2)	10/18/31		2,107,127	2,107,970

Total Asset-Backed Securities (Cost: $58,533,538)				58,244,043

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY —0.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3
3.75%	04/25/33	$	4,045,000	$3,831,950
Federal National Mortgage Association, Pool #AN0245
3.42%	11/01/35		1,670,833	1,583,246
Federal National Mortgage Association, Pool #BL6060
2.46%	04/01/40		1,840,000	1,359,178

Total Commercial Mortgage-Backed Securities — Agency (Cost: $7,658,927)				6,774,374

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —3.6%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3, Class A
6.51% (1 mo. USD Term SOFR + 1.184%)(1),(2)	08/15/34		2,368,375	2,348,875
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A
4.09% (1),(5)	08/10/38		1,930,000	1,818,502
Bank Series 2022-BNK42, Class A5
4.49% (5)	06/15/55		3,593,000	3,482,785
BPR Trust Series 2022-OANA, Class A
7.23% (1 mo. USD Term SOFR + 1.898%)(1),(2)	04/15/37		3,678,000	3,681,491
BX Commercial Mortgage Trust Series 2020-VIV4, Class A
2.84% (1)	03/09/44		2,415,000	2,142,686
BX Trust Series 2019-OC11, Class A
3.20% (1)	12/09/41		1,485,000	1,349,094
BXHPP Trust Series 2021-FILM, Class A
6.09% (1 mo. USD Term SOFR + 0.764%)(1),(2)	08/15/36		3,000,000	2,886,669
COMM Mortgage Trust Series 2015-CR27, Class A3
3.35%	10/10/48		1,840,022	1,805,325
CSAIL Commercial Mortgage Trust Series 2020-C19, Class A3
2.56%	03/15/53		3,004,000	2,596,650
Hudson Yards Mortgage Trust Series 2019-30HY, Class A
3.23% (1)	07/10/39		2,185,000	1,979,468
Hudson Yards Mortgage Trust Series 2019-55HY, Class A
2.94% (1),(5)	12/10/41		1,180,000	1,045,179
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A
3.40% (1)	06/05/39		1,160,000	1,043,505
Manhattan West Mortgage Trust Series 2020-1MW, Class A
2.13% (1)	09/10/39		1,720,000	1,553,778
One Bryant Park Trust Series 2019-OBP, Class A
2.52% (1)	09/15/54		1,495,000	1,293,410
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1
3.87% (1),(5)	01/05/43		1,710,000	1,513,938
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B
4.14% (1),(5)	01/05/43		70,000	60,410
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class AS
3.58%	02/15/48		2,100,000	2,065,727

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $34,387,236)				32,667,492

Issues	Maturity Date		Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY —37.5%
Federal Home Loan Mortgage Corp., Pool #A97179
4.50%	03/01/41	$	854,845	$854,645
Federal Home Loan Mortgage Corp., Pool #G06360
4.00%	03/01/41		1,013,599	986,913
Federal Home Loan Mortgage Corp., Pool #G06498
4.00%	04/01/41		692,894	673,605
Federal Home Loan Mortgage Corp., Pool #G06499
4.00%	03/01/41		449,600	435,787
Federal Home Loan Mortgage Corp., Pool #G07849
3.50%	05/01/44		586,825	549,582
Federal Home Loan Mortgage Corp., Pool #G07924
3.50%	01/01/45		870,453	813,053
Federal Home Loan Mortgage Corp., Pool #G08710
3.00%	06/01/46		1,076,446	963,628
Federal Home Loan Mortgage Corp., Pool #G08711
3.50%	06/01/46		1,736,323	1,606,101
Federal Home Loan Mortgage Corp., Pool #G08715
3.00%	08/01/46		2,082,427	1,864,175
Federal Home Loan Mortgage Corp., Pool #G08716
3.50%	08/01/46		1,174,986	1,086,864
Federal Home Loan Mortgage Corp., Pool #G08721
3.00%	09/01/46		1,674,097	1,498,641
Federal Home Loan Mortgage Corp., Pool #G08722
3.50%	09/01/46		469,455	434,246
Federal Home Loan Mortgage Corp., Pool #G08726
3.00%	10/01/46		1,610,927	1,442,091
Federal Home Loan Mortgage Corp., Pool #G08732
3.00%	11/01/46		1,619,010	1,449,327
Federal Home Loan Mortgage Corp., Pool #G08792
3.50%	12/01/47		1,284,737	1,187,095
Federal Home Loan Mortgage Corp., Pool #G08816
3.50%	06/01/48		239,250	220,808
Federal Home Loan Mortgage Corp., Pool #G08826
5.00%	06/01/48		215,809	215,986
Federal Home Loan Mortgage Corp., Pool #G08843
4.50%	10/01/48		847,060	829,401
Federal Home Loan Mortgage Corp., Pool #G60038
3.50%	01/01/44		836,215	783,342
Federal Home Loan Mortgage Corp., Pool #G60344
4.00%	12/01/45		424,881	408,543
Federal Home Loan Mortgage Corp., Pool #G67700
3.50%	08/01/46		689,082	640,641
Federal Home Loan Mortgage Corp., Pool #G67706
3.50%	12/01/47		492,310	456,570
Federal Home Loan Mortgage Corp., Pool #G67707
3.50%	01/01/48		5,453,945	5,074,735
Federal Home Loan Mortgage Corp., Pool #G67711
4.00%	03/01/48		1,352,740	1,297,213
Federal Home Loan Mortgage Corp., Pool #G67718
4.00%	01/01/49		1,242,079	1,188,153
Federal Home Loan Mortgage Corp., Pool #Q05261
3.50%	12/01/41		894,498	841,439
Federal Home Loan Mortgage Corp., Pool #Q20178
3.50%	07/01/43		1,676,802	1,574,855
Federal Home Loan Mortgage Corp., Pool #RA8693
4.50%	04/01/53		7,003,880	6,745,254
Federal Home Loan Mortgage Corp., Pool #SD0231
3.00%	01/01/50		3,826,611	3,410,776
Federal Home Loan Mortgage Corp., Pool #SD7513
3.50%	04/01/50		473,375	437,283
Federal Home Loan Mortgage Corp., Pool #SD8178
2.50%	11/01/51		5,020,091	4,227,177
Federal Home Loan Mortgage Corp., Pool #SD8193
2.00%	02/01/52		7,512,305	6,058,034

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
Federal Home Loan Mortgage Corp., Pool #SD8194
2.50%	02/01/52	$	6,859,800	$5,769,932
Federal Home Loan Mortgage Corp., Pool #SD8205
2.50%	04/01/52		2,018,980	1,695,071
Federal Home Loan Mortgage Corp., Pool #SD8264
3.50%	11/01/52		3,267,771	2,964,008
Federal Home Loan Mortgage Corp., Pool #ZM1779
3.00%	09/01/46		1,015,914	908,263
Federal Home Loan Mortgage Corp., Pool #ZT1703
4.00%	01/01/49		845,671	807,999
Federal Home Loan Mortgage Corp. REMICS Series 2439, Class KZ
6.50%	04/15/32		46,126	47,689
Federal Home Loan Mortgage Corp. REMICS Series 2575, Class FD (PAC)
5.90% (30 day USD SOFR Average + 0.564%)(2)	02/15/33		126,918	126,255
Federal Home Loan Mortgage Corp. REMICS Series 2662, Class MT (TAC)
4.50%	08/15/33		35,950	35,780
Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F)
0.96% (-30 day USD SOFR Average + 6.296%)(2)	05/15/37		5,567	326
Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/F)
7.40% (-30 day USD SOFR Average + 42.091%)(2)	07/15/37		153,735	200,122
Federal Home Loan Mortgage Corp. REMICS Series 3351, Class ZC
5.50%	07/15/37		124,817	128,244
Federal Home Loan Mortgage Corp. REMICS Series 3380, Class SM (I/O) (I/F)
0.96% (-30 day USD SOFR Average + 6.296%)(2)	10/15/37		185,027	17,161
Federal Home Loan Mortgage Corp. REMICS Series 3382, Class FL
6.15% (30 day USD SOFR Average + 0.814%)(2)	11/15/37		49,677	49,719
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)
0.45% (-30 day USD SOFR Average + 5.786%)(2)	04/15/38		801,812	47,487
Federal Home Loan Mortgage Corp. REMICS Series 3578, Class DI (I/O) (I/F)
1.20% (-30 day USD SOFR Average + 6.536%)(2)	04/15/36		278,417	24,281
Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA
3.00%	04/15/48		402,847	357,171
Federal National Mortgage Association, Pool #596686
6.50%	11/01/31		5,531	5,741
Federal National Mortgage Association, Pool #727575
5.00%	06/01/33		10,734	10,878
Federal National Mortgage Association, Pool #748751
5.50%	10/01/33		30,619	31,463
Federal National Mortgage Association, Pool #AL0209
4.50%	05/01/41		260,187	259,794

Issues	Maturity Date		Principal Amount	Value
Federal National Mortgage Association, Pool #AL0851
6.00%	10/01/40	$	231,286	$243,211
Federal National Mortgage Association, Pool #AS9830
4.00%	06/01/47		457,216	435,157
Federal National Mortgage Association, Pool #BN7755
3.00%	09/01/49		2,448,199	2,182,156
Federal National Mortgage Association, Pool #BQ6913
2.00%	12/01/51		8,286,924	6,689,443
Federal National Mortgage Association, Pool #BQ7006
2.00%	01/01/52		6,804,335	5,490,808
Federal National Mortgage Association, Pool #BV8464
3.00%	04/01/52		3,750,730	3,278,595
Federal National Mortgage Association, Pool #BX8625
5.00%	04/01/53		7,933,287	7,816,813
Federal National Mortgage Association, Pool #CA1710
4.50%	05/01/48		1,156,832	1,131,250
Federal National Mortgage Association, Pool #CA1711
4.50%	05/01/48		796,305	778,695
Federal National Mortgage Association, Pool #CA2208
4.50%	08/01/48		643,535	629,304
Federal National Mortgage Association, Pool #CA2327
4.00%	09/01/48		403,431	386,222
Federal National Mortgage Association, Pool #CB0290
2.00%	04/01/51		6,885,543	5,580,185
Federal National Mortgage Association, Pool #CB0610
2.50%	05/01/51		6,485,608	5,505,462
Federal National Mortgage Association, Pool #CB2313
2.50%	12/01/51		7,064,862	5,984,060
Federal National Mortgage Association, Pool #CB3289
2.00%	04/01/52		9,171,999	7,435,214
Federal National Mortgage Association, Pool #FM2318
3.50%	09/01/49		244,597	225,583
Federal National Mortgage Association, Pool #FM2870
3.00%	03/01/50		1,629,910	1,452,789
Federal National Mortgage Association, Pool #FS1598
2.00%	04/01/52		7,556,517	6,083,784
Federal National Mortgage Association, Pool #FS4233
4.50%	12/01/52		6,213,097	5,989,797
Federal National Mortgage Association, Pool #FS4701
4.50%	04/01/53		7,339,822	7,068,791
Federal National Mortgage Association, Pool #MA1146
4.00%	08/01/42		524,643	506,013
Federal National Mortgage Association, Pool #MA1561
3.00%	09/01/33		994,299	942,068
Federal National Mortgage Association, Pool #MA1584
3.50%	09/01/33		1,444,790	1,389,933
Federal National Mortgage Association, Pool #MA3182
3.50%	11/01/47		278,948	257,417
Federal National Mortgage Association, Pool #MA4093
2.00%	08/01/40		3,777,012	3,250,874
Federal National Mortgage Association, Pool #MA4281
2.00%	03/01/51		6,935,721	5,613,767
Federal National Mortgage Association, Pool #MA4387
2.00%	07/01/41		541,558	465,292
Federal National Mortgage Association, Pool #MA4465
2.00%	11/01/51		2,046,955	1,652,361
Federal National Mortgage Association, Pool #MA4512
2.50%	01/01/52		7,465,935	6,282,079
Federal National Mortgage Association, Pool #MA4548
2.50%	02/01/52		6,882,125	5,788,710
Federal National Mortgage Association, Pool #MA4579
3.00%	04/01/52		6,788,544	5,936,646
Federal National Mortgage Association, Pool #MA4839
4.00%	12/01/52		6,419,573	6,015,779
Federal National Mortgage Association, Pool #MA5138
5.50%	09/01/53		7,124,761	7,140,627

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
Federal National Mortgage Association REMICS Series 2001-14, Class SH (I/F)
8.71% (-30 day USD SOFR Average + 27.424%)(2)	03/25/30	$	27,951	$28,217
Federal National Mortgage Association REMICS Series 2001-34, Class FV
5.96% (30 day USD SOFR Average + 0.614%)(2)	08/25/31		43,570	43,414
Federal National Mortgage Association REMICS Series 2007-89, Class GF
5.98% (30 day USD SOFR Average + 0.634%)(2)	09/25/37		217,088	215,844
Federal National Mortgage Association REMICS Series 2008-30, Class SA (I/O) (I/F)
1.39% (-30 day USD SOFR Average + 6.736%)(2)	04/25/38		38,279	4,222
Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F)
0.74% (-30 day USD SOFR Average + 6.086%)(2)	07/25/38		43,615	3,004
Federal National Mortgage Association REMICS Series 2009-64, Class TB
4.00%	08/25/29		351,864	346,108
Federal National Mortgage Association REMICS Series 2009-68, Class SA (I/O) (I/F)
1.29% (-30 day USD SOFR Average + 6.636%)(2)	09/25/39		32,608	3,338
Federal National Mortgage Association REMICS Series 2010-26, Class AS (I/O) (I/F)
0.87% (-30 day USD SOFR Average + 6.216%)(2)	03/25/40		466,719	43,283
Federal National Mortgage Association REMICS Series 2011-111, Class DB
4.00%	11/25/41		1,023,132	991,332
Federal National Mortgage Association REMICS Series 2018-38, Class LA
3.00%	06/25/48		776,046	693,541
Federal National Mortgage Association REMICS Series 2018-43, Class CT
3.00%	06/25/48		576,730	515,489
Federal National Mortgage Association REMICS Series 2019-79, Class FA
5.96% (30 day USD SOFR Average + 0.614%)(2)	01/25/50		1,394,067	1,376,082
Federal National Mortgage Association REMICS Trust Series 2004-W10, Class A6 (PAC)
5.75%	08/25/34		538,028	549,894
Government National Mortgage Association, Pool #608259
4.50%	08/15/33		12,000	11,976
Government National Mortgage Association, Pool #782114
5.00%	09/15/36		48,603	49,518
Government National Mortgage Association, Pool #MA3521
3.50%	03/20/46		782,621	729,029
Government National Mortgage Association, Pool #MA3597
3.50%	04/20/46		757,072	705,230
Government National Mortgage Association, Pool #MA3662
3.00%	05/20/46		337,720	305,597

Issues	Maturity Date		Principal Amount	Value
Government National Mortgage Association, Pool #MA3663
3.50%	05/20/46	$	740,438	$689,735
Government National Mortgage Association, Pool #MA4126
3.00%	12/20/46		2,030,190	1,837,085
Government National Mortgage Association, Pool #MA4127
3.50%	12/20/46		1,063,645	990,810
Government National Mortgage Association, Pool #MA4196
3.50%	01/20/47		625,538	582,702
Government National Mortgage Association, Pool #MA4454
5.00%	05/20/47		253,020	255,364
Government National Mortgage Association, Pool #MA4510
3.50%	06/20/47		299,627	278,750
Government National Mortgage Association, Pool #MA4589
5.00%	07/20/47		591,290	596,768
Government National Mortgage Association, Pool #MA4722
5.00%	09/20/47		196,752	198,523
Government National Mortgage Association, Pool #MA4777
3.00%	10/20/47		242,566	219,276
Government National Mortgage Association, Pool #MA4836
3.00%	11/20/47		944,381	853,709
Government National Mortgage Association, Pool #MA4837
3.50%	11/20/47		1,949,653	1,811,068
Government National Mortgage Association, Pool #MA4838
4.00%	11/20/47		557,754	535,134
Government National Mortgage Association, Pool #MA4901
4.00%	12/20/47		954,224	915,849
Government National Mortgage Association, Pool #MA5078
4.00%	03/20/48		674,423	646,734
Government National Mortgage Association, Pool #MA5399
4.50%	08/20/48		1,336,146	1,310,416
Government National Mortgage Association, Pool #MA5466
4.00%	09/20/48		46,344	44,362
Government National Mortgage Association, Pool #MA5467
4.50%	09/20/48		81,592	80,021
Government National Mortgage Association, Pool #MA6030
3.50%	07/20/49		69,312	62,893
Government National Mortgage Association, Pool #MA6209
3.00%	10/20/49		527,217	462,387
Government National Mortgage Association, Pool #MA8347
4.50%	10/20/52		5,024,373	4,875,306
Government National Mortgage Association REMICS Series 2008-27, Class SI (I/O) (I/F)
1.01% (-1 mo. USD Term SOFR + 6.356%)(2)	03/20/38		128,948	12,511
Government National Mortgage Association REMICS Series 2008-81, Class S (I/O) (I/F)
0.74% (-1 mo. USD Term SOFR + 6.086%)(2)	09/20/38		500,216	44,303
Government National Mortgage Association REMICS Series 2010-1, Class S (I/O) (I/F)
0.29% (- 1 mo. USD Term SOFR + 5.636%)(2)	01/20/40		750,030	61,641
Government National Mortgage Association REMICS Series 2018-124, Class NW
3.50%	09/20/48		670,818	615,463
Government National Mortgage Association REMICS Series 2023-134, Class F
6.34% (30 day USD SOFR Average + 1.000%)(2)	08/20/53		962,518	960,920

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
Government National Mortgage Association REMICS Series 2024-30, Class CF
6.50% (30 day USD SOFR Average + 1.250%)(2)	02/20/54	$	1,061,305	$1,060,823
Government National Mortgage Association REMICS Series 2024-97, Class FW
6.49% (30 day USD SOFR Average + 1.150%)(2)	06/20/54		244,603	245,199
Government National Mortgage Association, TBA
2.50% (6)	12/01/51		14,925,000	12,850,679
4.50% (6)	05/01/53		9,025,000	8,742,666
5.00% (6)	04/01/54		13,450,000	13,304,303
5.50% (6)	04/01/54		7,000,000	7,023,170
Uniform Mortgage-Backed Security, TBA
2.00% (6)	11/01/51		10,125,000	8,143,760
2.50% (6)	12/01/51		4,150,000	3,479,812
3.00% (6)	01/01/52		10,175,000	8,879,260
3.50% (6)	03/01/52		9,825,000	8,907,890
4.00% (6)	04/01/52		29,850,000	27,965,092
4.50% (6)	03/01/53		18,525,000	17,842,178
5.00% (6)	02/01/54		10,250,000	10,098,684
5.50% (6)	02/01/54		6,950,000	6,961,919

Total Residential Mortgage-Backed Securities — Agency (Cost: $353,231,631)				344,434,515

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —6.5%
Ajax Mortgage Loan Trust Series 2019-F, Class A1
2.86% (1)	07/25/59		1,547,815	1,476,170
Bayview MSR Opportunity Master Fund Trust Series 2021-5, Class A5
2.50% (1),(5)	11/25/51		3,617,395	3,179,626
Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 2A2
5.75% (7)	08/25/35		119,784	101,470
Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1
5.75% (1 mo. USD Term SOFR + 0.404%)(1),(2)	09/25/36		5,493,594	5,237,691
CSMC Trust Series 2018-RPL9, Class A
3.85% (1),(5)	09/25/57		2,012,579	1,924,052
CSMC Trust Series 2022-ATH2, Class A1
4.55% (1),(5)	05/25/67		3,113,134	3,074,940
Fremont Home Loan Trust Series 2005-E, Class 2A4
6.12% (1 mo. USD Term SOFR + 0.774%)(2)	01/25/36		3,894,794	3,705,523
GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A
3.75% (1)	10/25/57		1,559,815	1,515,045
GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A6
2.50% (1),(5)	12/25/51		3,443,408	3,026,206
GSAA Home Equity Trust Series 2005-11, Class 2A2
6.10% (1 mo. USD Term SOFR + 0.754%)(2)	10/25/35		552,188	559,625
IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1
5.94% (1 mo. USD Term SOFR + 0.594%)(2)	04/25/35		421,066	332,961

Issues	Maturity Date		Principal Amount	Value
JPMorgan Mortgage Trust Series 2021-14, Class A3
2.50% (1),(5)	05/25/52	$	4,572,091	$3,736,110
JPMorgan Mortgage Trust Series 2021-INV3, Class A3
2.50% (1),(5)	12/25/51		6,665,447	5,866,765
JPMorgan Mortgage Trust Series 2021-INV5, Class A3
3.00% (1),(5)	12/25/51		5,093,233	4,610,430
JPMorgan Mortgage Trust Series 2022-1, Class A3
2.50% (1),(5)	07/25/52		8,085,367	6,611,847
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-WMC2, Class M1
6.38% (1 mo. USD Term SOFR + 1.029%)(2)	07/25/34		446,582	460,008
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A
5.65% (5)	04/25/34		64,197	64,131
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M3
6.29% (1 mo. USD Term SOFR + 0.939%)(2)	07/25/35		5,000,000	4,678,872
Starwood Mortgage Residential Trust Series 2021-3, Class A1
1.13% (1),(5)	06/25/56		2,132,406	1,804,263
Structured Asset Investment Loan Trust Series 2004-6, Class A3
6.26% (1 mo. USD Term SOFR + 0.914%)(2)	07/25/34		1,452,984	1,459,029
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1
5.98% (1 mo. USD Term SOFR + 0.634%)(2)	11/25/45		3,666,943	3,404,941
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR3, Class A2
5.14% (5)	03/25/35		402,123	395,382
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 2A1
6.00% (7)	07/25/37		38,178	33,699
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class A33
6.46% (1 mo. USD Term SOFR + 1.114%)(2)	10/25/34		2,392,149	2,403,739

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $61,839,503)				59,662,525

U.S. TREASURY SECURITIES—35.9%
U.S. Treasury Bonds
4.63%	05/15/44		56,340,000	57,871,744
4.63%	05/15/54		40,753,000	42,685,584
U.S. Treasury Notes
4.00%	07/31/29		112,185,000	112,575,018
4.25%	06/30/29		18,063,000	18,316,305
4.38%	07/31/26		29,740,000	29,806,799
4.38%	07/15/27		1,290,000	1,301,136
4.38%	05/15/34		65,494,000	67,187,634

Total U.S. Treasury Securities (Cost: $323,266,494)				329,744,220

Total Fixed Income Securities (Cost: $1,000,289,648)				983,775,314

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Shares	Value
MONEY MARKET INVESTMENTS —7.9%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26%(8)	1,502,061	$1,502,061

Issues	Shares	Value
TCW Central Cash Fund, 5.29%(8),(9)	71,150,000	$71,150,000

Total Money Market Investments (Cost: $72,652,061)		72,652,061

Total Investments (114.9%) (Cost: $1,072,941,709)		1,056,427,375
Liabilities In Excess Of Other Assets (-14.9%)		(136,795,968)

Net Assets (100.0%)		$919,631,407

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1,296	2-Year U.S. Treasury Note Futures	09/30/24	$264,425,340	$266,155,876	$1,730,536
236	5-Year U.S. Treasury Note Futures	09/30/24	24,997,886	25,462,187	464,301
1	Euro SCHWATZ Futures	09/6/24	113,876	114,784	908
			$289,537,102	$291,732,847	$2,195,745

Short Futures
97	10-Year U.S. Treasury Note Futures	09/19/24	$(10,635,905)	$(10,845,813)	$(209,908)
63	10-Year U.S. Treasury Note Futures	09/19/24	(7,073,599)	(7,281,422)	(207,823)
9	30-Year Euro-Buxl Future	09/6/24	(1,243,889)	(1,312,219)	(68,330)
27	Euro-Bobl Future	09/6/24	(3,377,018)	(3,433,255)	(56,237)
56	Euro-Bund Future	09/6/24	(7,896,608)	(8,103,717)	(207,109)
6	Long Gilt Futures	09/26/24	(751,858)	(764,659)	(12,801)
			$(30,978,877)	$(31,741,085)	$(762,208)

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (10)
Bank of America	EUR	1,336,000	10/11/24	$1,452,153	$1,450,435	$(1,718)
Citibank N.A.	EUR	756,000	10/11/24	821,713	820,755	(958)
Goldman Sachs & Co.	EUR	512,000	10/11/24	555,985	555,856	(129)

				$2,829,851	$2,827,046	$(2,805)

SELL (11)
Bank of America	EUR	94,011	08/02/24	$101,605	$101,730	$(125)
Bank of America	EUR	265,000	10/11/24	289,879	287,699	2,180
Citibank N.A.	EUR	15,274,000	10/11/24	16,613,420	16,582,296	31,124
Citibank N.A.	GBP	858,000	10/11/24	1,099,643	1,102,697	(3,054)

				$18,104,547	$18,074,422	$30,125

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
$ 8,888,000	12/20/53	Annual	3.520%	Annual	12 - Month SOFR	$45,485	$—	$45,485

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $151,367,012 or 16.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2024.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2024, the value of these securities amounted to $9,505,327 or 1.0% of net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	Rate disclosed is the 7-day net yield as of July 31, 2024.
(9)	Affiliated issuer.
(10)	Fund buys foreign currency, sells U.S. Dollar.
(11)	Fund sells foreign currency, buys U.S. Dollar.
(12)	This instrument has a forward starting effective date.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

The summary of the TCW Core Fixed Income Fund transactions in the affiliated funds for the period ended July 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2024	Value at July 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$-	$186,150,000	$115,000,000	71,150,000	$71,150,000	$220,242	$-	$-	$-
Total					$71,150,000	$220,242	$-	$-	$-

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	July 31, 2024

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Agency	37.5%
U.S. Treasury Securities	35.9
Corporate Bonds	15.9
Money Market Investments	7.9
Residential Mortgage-Backed Securities — Non-Agency	6.5
Asset-Backed Securities	6.3
Commercial Mortgage-Backed Securities — Non-Agency	3.6
Commercial Mortgage-Backed Securities — Agency	0.7
Municipal Bonds	0.6
Other*	(14.9)

Total	100.0%

* Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2024

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$344,434,515	$—	$344,434,515
U.S. Treasury Securities	329,744,220	—	—	329,744,220
Corporate Bonds	—	146,485,823	—	146,485,823
Residential Mortgage-Backed Securities — Non-Agency	—	59,662,525	—	59,662,525
Asset-Backed Securities	—	54,597,828	3,646,215	58,244,043
Commercial Mortgage-Backed Securities — Non-Agency	—	32,667,492	—	32,667,492
Commercial Mortgage-Backed Securities — Agency	—	6,774,374	—	6,774,374
Municipal Bonds	—	5,762,322	—	5,762,322

Total Fixed Income Securities	329,744,220	650,384,879	3,646,215	983,775,314

Money Market Investments	72,652,061	—	—	72,652,061

Total Investments	$402,396,281	$650,384,879	$3,646,215	$1,056,427,375
Asset Derivatives
Futures Contracts
Interest Rate Risk	2,195,745	—	—	2,195,745
Swap Agreements
Interest Rate Risk	—	45,485	—	45,485
Forward Currency Exchange Contracts
Interest Rate Risk	—	33,304	—	33,304

Total	$404,592,026	$650,463,668	$3,646,215	$1,058,701,909

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(762,208)	$—	$—	$(762,208)
Forward Currency Exchange Contracts
Foreign Currency Risk	—	(5,984)	—	(5,984)

Total	$(762,208)	$(5,984)	$—	$(768,192)

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
FIXED INCOME SECURITIES—94.8% of Net Assets
Angola—1.5%
Angola Government International Bonds
8.00% (1)	11/26/29	$	7,626,000	$6,943,397
8.25% (2)	05/09/28		18,825,000	17,901,257
8.75% (2)	04/14/32		13,663,000	12,284,130
9.13% (1)	11/26/49		23,055,000	19,083,546

Total Angola (Cost: $52,853,520)				56,212,330

Argentina—1.8%
Argentina Republic Government International Bonds
0.75%	07/09/30		67,370,916	36,495,499
3.50%	07/09/41		2,089,955	835,606
4.13%	07/09/35		30,876,132	13,009,967
5.00%	01/09/38		36,873,346	17,063,509

Total Argentina (Cost: $56,938,330)				67,404,581

Azerbaijan—0.2% (Cost: $8,813,340)
Republic of Azerbaijan International Bonds
3.50% (1)	09/01/32		10,405,000	9,044,130

Bahamas—0.8%
Bahamas Government International Bonds
6.00% (1)	11/21/28		957,000	885,771
8.95% (1)	10/15/32		31,029,000	30,744,774

Total Bahamas (Cost: $29,251,364)				31,630,545

Bahrain—2.7%
Bahrain Government International Bonds
5.63% (1)	05/18/34		30,422,000	27,924,962
6.75% (1)	09/20/29		31,114,000	32,054,887
7.50% (2)	02/12/36		11,400,000	11,821,800
7.75% (2)	04/18/35		16,799,000	17,765,615
CBB International Sukuk Programme Co. WLL
6.00% (2)	02/12/31		12,025,000	12,252,754

Total Bahrain (Cost: $96,502,300)				101,820,018

Brazil—3.4%
Acu Petroleo Luxembourg SARL
7.50% (2)	07/13/35		21,131,251	20,763,990
Aegea Finance SARL
9.00% (2)	01/20/31		13,675,000	14,421,245
Brazil Government International Bonds
5.00%	01/27/45		19,110,000	15,152,319
7.13%	05/13/54		8,514,000	8,439,673
CSN Resources SA
4.63% (2)	06/10/31		2,647,000	2,107,938
8.88% (2)	12/05/30		8,928,000	8,999,513
Minerva Luxembourg SA
8.88% (2)	09/13/33		10,000,000	10,554,000
Samarco Mineracao SA
9.00% (2), (3)	06/30/31		42,810,743	39,772,465
Yinson Boronia Production BV
8.95% (2)	07/31/42		9,880,000	10,055,370

Total Brazil (Cost: $122,584,376)				130,266,513

Chile—3.8%
AES Andes SA
6.30% (2)	03/15/29		10,765,000	10,977,716
8.15% (5 yr. CMT + 3.835%) (2), (4)	06/10/55		19,775,000	20,120,272
Antofagasta PLC
6.25% (2)	05/02/34		9,300,000	9,711,153
Corp. Nacional del Cobre de Chile
3.00% (1)	09/30/29		8,825,000	7,909,318
3.70% (1)	01/30/50		10,896,000	7,598,326

Issues	Maturity Date		Principal Amount	Value
5.13% (1)	02/02/33	$	15,812,000	$15,282,614
6.30% (1)	09/08/53		30,568,000	30,787,173
6.44% (1)	01/26/36		28,576,000	29,942,504
Engie Energia Chile SA
6.38% (2)	04/17/34		10,575,000	10,832,184

Total Chile (Cost: $139,367,285)				143,161,260

China—0.5%
Fortune Star BVI Ltd.
5.00% (1)	05/18/26		18,199,000	16,970,204
5.05% (1)	01/27/27		2,810,000	2,545,635

Total China (Cost: $18,769,560)				19,515,839

Colombia—4.1%
Colombia Government International Bonds
7.38%	09/18/37		25,325,000	25,112,270
7.50%	02/02/34	$	20,540,000	20,910,541
8.00%	11/14/35		16,785,000	17,561,474
8.75%	11/14/53		23,375,000	24,917,049
Ecopetrol SA
5.88%	05/28/45		7,700,000	5,576,802
8.38%	01/19/36		27,480,000	27,361,836
Geopark Ltd.
5.50% (1)	01/17/27		10,300,000	9,677,468
Gran Tierra Energy, Inc.
9.50% (2)	10/15/29		24,801,000	23,652,714

Total Colombia (Cost: $150,857,658)				154,770,154

Costa Rica—0.9%
Costa Rica Government International Bonds
6.13% (1)	02/19/31		5,000,000	5,095,100
6.55% (2)	04/03/34		8,900,000	9,222,892
7.30% (2)	11/13/54		17,800,000	19,019,656

Total Costa Rica (Cost: $30,678,510)				33,337,648

Dominican Republic—3.1%
Dominican Republic International Bonds
4.50% (2)	01/30/30		18,011,000	16,774,545
4.88% (2)	09/23/32		25,189,000	23,139,119
5.30% (1)	01/21/41		11,990,000	10,462,474
5.50% (2)	02/22/29		32,515,000	32,016,545
6.40% (1)	06/05/49		13,761,000	13,204,781
6.85% (1)	01/27/45		21,715,000	21,952,562

Total Dominican Republic (Cost: $110,014,392)				117,550,026

Ecuador—1.9%
Ecuador Government International Bonds
0.00% (1), (5)	07/31/30		18,264,000	9,410,891
5.00% (1)	07/31/40		35,604,553	17,260,731
5.50% (2)	07/31/35		44,320,699	23,556,009
5.50% (1)	07/31/35		12,837,000	6,822,737
6.90% (1)	07/31/30		19,690,489	13,349,561

Total Ecuador (Cost: $56,648,506)				70,399,929

Egypt—3.3%
Egypt Government International Bonds
5.88% (1)	02/16/31		31,701,000	25,343,047
7.05% (2)	01/15/32		30,455,000	25,105,275
7.30% (1)	09/30/33		30,725,000	24,841,470
7.50% (1)	02/16/61		18,886,000	12,848,335
7.63% (1)	05/29/32		15,054,000	12,672,608
8.50% (1)	01/31/47		31,961,000	24,213,653

Total Egypt (Cost: $100,878,628)				125,024,388

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
El Salvador—1.3%
El Salvador Government International Bonds
0.25% (2)	04/17/30	$	14,295,000	$437,427
6.38% (1)	01/18/27		3,244,000	2,974,845
7.12% (1)	01/20/50		8,644,000	5,723,279
7.65% (1)	06/15/35		7,578,000	5,692,291
8.25% (1)	04/10/32		19,051,000	15,482,176
8.63% (1)	02/28/29		1,836,000	1,683,410
9.25% (2)	04/17/30		14,295,000	13,036,039
9.50% (1)	07/15/52		5,750,000	4,660,835

Total El Salvador (Cost: $51,449,173)				49,690,302

Ethiopia—0.2% (Cost: $7,698,000)
Ethiopia International Bonds
6.63% (1),(6)	12/11/24		10,775,000	8,505,138

Gabon—0.2%
Gabon Government International Bonds
6.63% (1)	02/06/31		7,251,000	5,371,323
6.95% (1)	06/16/25		3,122,000	2,819,728

Total Gabon (Cost: $8,457,875)				8,191,051

Ghana—0.9%
Ghana Government International Bonds
0.00% (1),(5),(6)	04/07/25		16,293,000	6,873,691
6.38% (1),(6)	02/11/27		10,976,000	5,532,562
7.63%(1),(6)	05/16/29		19,597,000	9,916,278
7.75% (1),(6)	04/07/29		9,570,000	4,862,708
8.13% (1),(6)	03/26/32		6,020,000	3,092,655
8.63% (1),(6)	04/07/34		8,146,000	4,184,682

Total Ghana (Cost: $33,176,751)				34,462,576

Guatemala—1.4%
Guatemala Government Bonds
3.70% (2)	10/07/33		11,900,000	9,909,606
4.90% (1)	06/01/30		5,831,000	5,583,474
5.38% (1)	04/24/32		10,000,000	9,696,500
6.05% (2)	08/06/31		7,681,000	7,703,044
6.55% (2)	02/06/37		5,241,000	5,264,742
6.60% (2)	06/13/36		12,917,000	13,132,714

Total Guatemala (Cost: $50,379,627)				51,290,080

Hungary—1.5%
Hungary Government International Bonds
5.50% (1)	06/16/34		7,250,000	7,222,668
5.50% (2)	03/26/36		6,185,000	6,096,183
6.75% (2)	09/25/52		8,990,000	9,763,949
Magyar Export-Import Bank Zrt
6.13% (2)	12/04/27		6,817,000	6,892,123
MVM Energetika Zrt
6.50% (1)	03/13/31		11,400,000	11,669,838
7.50% (1)	06/09/28		15,575,000	16,401,410

Total Hungary (Cost: $55,711,381)				58,046,171

Indonesia—4.0%
Freeport Indonesia PT
5.32% (2)	04/14/32		12,445,000	12,273,383
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45% (2)	05/15/30		12,436,000	12,422,072
Indonesia Government International Bonds
2.85%	02/14/30		12,250,000	11,082,942
4.40%	03/10/29		10,025,000	9,873,422
4.70%	02/10/34		19,420,000	19,098,211
Perusahaan Penerbit SBSN Indonesia III
5.10% (2)	07/02/29		15,826,000	16,030,947

Issues	Maturity Date		Principal Amount	Value
5.20% (2)	07/02/34	$	16,072,000	$16,314,848
5.50% (2)	07/02/54		15,222,000	15,502,085
5.60% (2)	11/15/33		27,900,000	29,051,991
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88% (1)	07/17/49		13,023,000	10,913,925

Total Indonesia (Cost: $147,838,533)				152,563,826

Israel—2.9%
Israel Government International Bonds
5.38%	03/12/29		20,576,000	20,569,622
5.50%	03/12/34		47,609,000	46,636,824
5.75%	03/12/54		47,865,000	44,395,266

Total Israel (Cost: $112,631,161)				111,601,712

Ivory Coast —0.7%
Ivory Coast Government International Bonds
6.13% (1)	06/15/33		11,952,000	10,666,085
7.63% (2)	01/30/33		11,075,000	10,819,832
8.25% (2)	01/30/37		4,525,000	4,401,060

Total Ivory Coast (Cost: $26,161,872)				25,886,977

Jamaica—0.3%
Jamaica Government International Bonds
7.88%	07/28/45		3,300,000	3,914,955
8.00%	03/15/39		6,110,000	7,284,953

Total Jamaica (Cost: $11,157,078)				11,199,908

Jordan—0.9%
Jordan Government International Bonds
7.38% (1)	10/10/47		5,380,000	4,728,805
7.50% (2)	01/13/29		10,850,000	10,831,772
7.75% (2)	01/15/28		18,390,000	18,543,188

Total Jordan (Cost: $33,385,854)				34,103,765

Kazakhstan—1.4%
KazMunayGas National Co. JSC
4.75% (1)	04/19/27		22,805,000	22,280,257
5.38% (1)	04/24/30		4,910,000	4,813,617
5.75% (1)	04/19/47		28,525,000	25,018,992

Total Kazakhstan (Cost: $48,819,794)				52,112,866

Latvia—0.5% (Cost: $17,825,020)
Air Baltic Corp. AS
14.50% (2)	08/14/29	EUR	15,830,000	18,173,524

Lebanon—0.5%
Lebanon Government International Bonds
5.80% (1),(6)	04/14/20	$	58,850,000	4,071,243
6.00% (1),(6)	01/27/23		19,185,000	1,352,351
6.10% (1),(6)	10/04/22		105,850,000	7,494,180
6.20% (1),(6)	02/26/25		15,060,000	1,046,369
6.60% (1),(6)	11/27/26		9,575,000	671,016
6.65% (1),(6)	04/22/24		12,700,000	894,334
6.85% (1),(6)	03/23/27		26,100,000	1,833,264
8.20% (6)	05/17/33		20,000,000	1,390,800
8.25% (6),(7)	05/17/34		22,875,000	1,580,662

Total Lebanon (Cost: $17,761,938)				20,334,219

Mexico—6.7%
BBVA Bancomer SA
5.13% (5 yr. CMT + 2.650%) (1), (4)	01/18/33		11,061,000	10,339,823
Cemex SAB de CV
5.13% (5 yr. CMT + 4.534%) (2), (4), (8)	06/08/26		16,993,000	16,557,129

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
Mexico Government International Bonds
6.34%	05/04/53	$	24,080,000	$23,186,632
6.35%	02/09/35		37,015,000	38,156,543
Petroleos Mexicanos
5.95%	01/28/31		50,688,000	41,836,861
6.38%	01/23/45		19,392,000	12,949,978
6.50%	03/13/27		14,260,000	13,740,366
6.63%	06/15/35		37,188,000	28,994,740
6.70%	02/16/32		40,365,000	34,524,184
6.75%	09/21/47		20,280,000	13,772,351
7.69%	01/23/50		15,818,000	11,638,093
8.75%	06/02/29		7,700,000	7,646,716

Total Mexico (Cost: $244,150,502)				253,343,416

Morocco—1.1%
Morocco Government International Bonds
5.95% (2)	03/08/28		10,506,000	10,703,933
6.50% (2)	09/08/33		7,969,000	8,332,546
OCP SA
6.75% (2)	05/02/34		12,430,000	12,947,212
7.50% (2)	05/02/54		10,630,000	10,989,932

Total Morocco (Cost: $40,915,059)				42,973,623

Mozambique—0.3% (Cost: $11,592,891)
Mozambique International Bonds
9.00% (1)	09/15/31		15,380,000	13,144,978

Nigeria—2.7%
Nigeria Government International Bonds
6.13% (2)	09/28/28		28,851,000	25,460,430
7.14% (1)	02/23/30		10,625,000	9,352,019
7.38% (1)	09/28/33		7,790,000	6,389,358
7.63% (1)	11/28/47		12,641,000	9,283,424
7.70% (2)	02/23/38		24,804,000	19,426,493
8.25% (1)	09/28/51		13,300,000	10,257,093
8.38% (1)	03/24/29		21,750,000	20,530,477

Total Nigeria (Cost: $102,608,588)				100,699,294

Oman—3.0%
Mazoon Assets Co. SAOC
5.50% (2)	02/14/29		15,200,000	15,164,888
Oman Government International Bonds
6.00% (1)	08/01/29		38,035,000	39,319,062
6.25% (2)	01/25/31		43,875,000	45,917,820
6.50% (1)	03/08/47		14,600,000	14,866,888

Total Oman (Cost: $112,063,965)				115,268,658

Pakistan—0.8%
Pakistan Government International Bonds
6.88% (1)	12/05/27		12,960,000	11,159,208
7.38% (1)	04/08/31		14,712,000	11,747,826
8.88% (1)	04/08/51		10,970,000	8,263,043

Total Pakistan (Cost: $27,048,897)				31,170,077

Panama—3.9%
Panama Government International Bonds
3.16%	01/23/30		46,328,000	39,901,843
4.50%	04/16/50		47,489,000	32,863,338
6.40%	02/14/35		33,904,000	33,110,646
7.50%	03/01/31		10,100,000	10,720,241
7.88%	03/01/57		15,200,000	16,236,944
8.00%	03/01/38		12,188,000	13,199,360

Total Panama (Cost: $147,546,562)				146,032,372

Issues	Maturity Date		Principal Amount	Value
Paraguay—0.8%
Paraguay Government International Bonds
4.95% (1)	04/28/31	$	7,975,000	$7,798,832
6.00% (2)	02/09/36		9,640,000	9,902,305
6.10% (1)	08/11/44		10,748,000	10,626,010

Total Paraguay (Cost: $26,898,483)				28,327,147

Peru—2.7%
Cia de Minas Buenaventura SAA
5.50% (1)	07/23/26		19,230,000	18,721,943
Peru Government International Bonds
1.86%	12/01/32		13,438,000	10,447,239
3.00%	01/15/34		70,523,000	58,589,098
3.55%	03/10/51		21,070,000	15,371,829

Total Peru (Cost: $102,186,760)				103,130,109

Philippines—1.6%
Philippines Government International Bonds
1.95%	01/06/32		6,450,000	5,276,551
2.95%	05/05/45		11,583,000	8,135,668
3.20%	07/06/46		19,689,000	14,204,432
3.56%	09/29/32		37,095,000	33,677,067

Total Philippines (Cost: $62,775,259)				61,293,718

Poland—2.8%
Bank Gospodarstwa Krajowego
5.75% (2)	07/09/34		10,735,000	11,118,883
6.25% (2)	07/09/54		11,165,000	11,715,323
Republic of Poland Government International Bonds
4.63%	03/18/29		24,213,000	24,319,053
4.88%	10/04/33		41,924,000	41,770,558
5.50%	04/04/53		4,061,000	4,022,502
5.50%	03/18/54		13,889,000	13,727,193

Total Poland (Cost: $104,629,564)				106,673,512

Romania—1.9%
Romania Government International Bonds
5.88% (2)	01/30/29		20,230,000	20,503,105
6.00% (2)	05/25/34		9,786,000	9,798,624
6.38% (2)	01/30/34		13,550,000	13,862,734
7.13% (2)	01/17/33		14,660,000	15,734,431
7.63% (2)	01/17/53		12,348,000	13,681,214

Total Romania (Cost: $69,662,829)				73,580,108

Saudi Arabia—4.3%
Greensaif Pipelines Bidco SARL
6.13% (2)	02/23/38		62,260,000	63,733,694
Saudi Arabian Oil Co.
5.25% (2)	07/17/34		22,750,000	22,980,913
Saudi Government International Bonds
4.75% (2)	01/16/30		47,111,000	47,013,951
5.75% (2)	01/16/54		30,067,000	29,521,885

Total Saudi Arabia
(Cost: $161,689,395)				163,250,443

South Africa—3.2%
Eskom Holdings SOC Ltd.
8.45% (1)	08/10/28		29,778,000	30,641,562
Republic of South Africa Government International Bonds
4.85%	09/30/29		23,755,000	22,238,481
5.00%	10/12/46		19,835,000	14,357,763
5.65%	09/27/47		27,478,000	21,335,018
5.88%	06/22/30		8,430,000	8,195,983
5.88%	04/20/32		14,460,000	13,731,216

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
Stillwater Mining Co.
4.50% (1)	11/16/29	$	11,640,000	$9,673,888

Total South Africa (Cost: $114,849,229)				120,173,911

Turkey—6.4%
Akbank TAS
9.37% (5 yr. CMT + 5.270%) (2), (4), (8)	03/14/29		33,725,000	33,706,789
Hazine Mustesarligi Varlik Kiralama AS
8.51% (2)	01/14/29		43,775,000	46,856,322
Istanbul Metropolitan Municipality
10.50% (2)	12/06/28		17,015,000	18,446,982
Sisecam U.K. PLC
8.63% (2)	05/02/32		11,000,000	11,220,440
TAV Havalimanlari Holding AS
8.50% (1)	12/07/28		9,100,000	9,392,292
Turkiye Government International Bonds
5.75%	05/11/47		23,753,000	18,511,901
7.13%	07/17/32		17,000,000	17,022,440
9.13%	07/13/30		21,425,000	23,832,956
Turkiye Vakiflar Bankasi TAO
8.99% (5 yr. CMT + 4.669%)(2), (4)	10/05/34		12,130,000	12,253,241
10.12% (5 yr. CMT + 5.493%)(2), (4), (8)	04/24/29		17,400,000	17,869,626
Yapi ve Kredi Bankasi AS
9.25% (5 yr. CMT + 5.278%)(2), (4)	01/17/34		10,935,000	11,287,872
9.74% (5 yr. CMT + 5.499%)(2), (4), (8)	04/04/29		22,820,000	22,983,163

Total Turkey (Cost: $235,370,632)				243,384,024

Ukraine—1.7%
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13% (1),(6)	07/19/26	EUR	2,780,000	2,281,658
7.63% (1),(6)	11/08/28	$	7,242,000	5,879,200
Ukraine Government International Bonds
6.88% (1),(6)	05/21/31		21,983,000	6,820,665
7.25% (1),(6)	03/15/35		58,686,000	18,223,177
7.38% (1),(6)	09/25/34		8,850,000	2,743,235
7.75% (1),(6)	09/01/27		27,243,000	9,091,262
7.75% (1),(6)	09/01/28		11,500,000	3,710,820
7.75% (1),(6)	09/01/29		17,950,000	5,810,774
7.75% (1),(6),(9)	08/01/41		14,662,000	9,019,916

Total Ukraine (Cost: $59,093,114)				63,580,707

United Arab Emirates—3.4%
Abu Dhabi Government International Bonds
3.13% (1)	09/30/49		14,995,000	10,591,718
Finance Department Government of Sharjah
4.00% (1)	07/28/50		14,200,000	9,411,050
6.13% (2)	03/06/36		11,200,000	11,269,888
6.50% (2)	11/23/32		37,035,000	39,034,890
Galaxy Pipeline Assets Bidco Ltd.
2.63% (2)	03/31/36		19,706,000	16,272,229
2.94% (2)	09/30/40		22,839,554	18,542,977
MDGH GMTN RSC Ltd.
4.38% (1)	11/22/33		12,475,000	11,922,482
5.50% (1)	04/28/33		5,900,000	6,126,442
5.88% (1)	05/01/34		7,105,000	7,580,396

Total United Arab Emirates (Cost: $131,151,282)				130,752,072

Uruguay—0.4%
Uruguay Government International Bonds
4.98%	04/20/55		10,880,000	10,171,168

Issues	Maturity Date		Principal Amount	Value
5.10%	06/18/50	$	4,655,000	$4,494,030

Total Uruguay (Cost: $13,842,191)				14,665,198

Uzbekistan —0.5%
Republic of Uzbekistan International Bonds
3.70%(1)	11/25/30		6,875,000	5,735,606
3.90%(1)	10/19/31		6,450,000	5,312,027
5.38%(1)	02/20/29		6,600,000	6,200,304

Total Uzbekistan (Cost: $17,229,752)				17,247,937
Venezuela —0.9%
Petroleos de Venezuela SA
5.38%(1),(6)	04/12/27		13,750,000	1,612,875
6.00%(1),(6)	05/16/24		14,600,000	1,708,054
9.00%(1),(6)	11/17/21		24,558,839	3,145,005
Venezuela Government International Bonds
7.75%(1),(6)	10/13/49		9,139,200	1,483,292
8.25%(1),(6),(7)	10/13/24		29,215,300	4,646,109
9.25%(6),(7)	09/15/27		63,490,200	11,458,711
9.25%(1),(6),(7)	05/07/28		49,048,000	8,507,866
11.75%(1),(6)	10/21/26		3,805,700	703,370
11.95%(1),(6)	08/05/31		7,605,900	1,382,753

Total Venezuela (Cost: $56,909,333)				34,648,035

Zambia —1.0%
First Quantum Minerals Ltd.
8.63%(2)	06/01/31		38,075,000	37,953,922
Zambia Government International Bonds
5.75%(2)	06/30/33		1,526,664	1,343,876

Total Zambia (Cost: $38,283,187)				39,297,798

Total Fixed Income Securities (Cost: $3,477,109,300)				3,598,936,613

PURCHASED OPTIONS(10) (0.1%) (Cost: $7,269,405)				2,733,281

			Shares
Money Market Investments (3.2% )
State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26%(11)			123,032,526	123,032,526

Total Money Market Investments (Cost: $123,032,526)				123,032,526

			Principal Amount
SHORT-TERM INVESTMENT—0.9%
Egypt Treasury Bills
0.00%(5)	03/11/25	EGP	1,230,000,000	21,797,574
0.00%(5)	12/10/24	EGP	224,725,000	4,219,004
0.00%(5)	12/17/24	EGP	355,450,000	6,640,771
Total Short-term Investment (Cost: $32,456,907)				32,657,349

Total Investments (99.0%) (Cost: $3,639,868,138)				3,757,359,769
Excess Of Other Assets Over Liabilities (1.0%)				37,348,419

Net Assets (100.0%)				$3,794,708,188

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Purchased Options — OTC
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)

BRL Call / USD Put	Bank of America	BRL 5.13	12/20/24	43,930,000	$43,930,000	$132,537	$1,191,689	$(1,059,152)

COP Call / USD Put	Bank of America	COP 3,933.00	12/20/24	43,930,000	43,930,000	538,055	1,597,734	(1,059,679)

HUF Call / USD Put	BNP Paribas S.A.	HUF 346.40	12/20/24	43,930,000	43,930,000	259,143	1,645,179	(1,386,036)

MXN Call / USD Put	Goldman Sachs International	MXN 16.83	12/20/24	43,930,000	43,930,000	83,247	972,171	(888,924)

ZAR Call / USD Put	JPMorgan Chase Bank	ZAR 18.61	12/20/24	43,930,000	43,930,000	1,720,299	1,862,632	(142,333)
						$2,733,281	$7,269,405	$(4,536,124)

Written Options — OTC
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)

HUF Call / USD Put	Bank of America	HUF 346.40	12/20/24	(43,930,000)	$(43,930,000)	$(259,143)	$(484,153)	$225,010

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (12)
Bank of America	TRY	297,299,541	08/12/24	$8,391,182	$8,883,943	$492,761
Citibank N.A.	TRY	811,023,874	08/12/24	22,912,414	24,235,118	1,322,704
Standard Chartered Bank	TRY	232,070,030	08/12/24	6,546,404	6,934,746	388,342
				$37,850,000	$40,053,807	$2,203,807

SELL (13)
Barclays Capital	TRY	1,340,393,445	08/12/24	$39,786,092	$40,053,807	$(267,715)
Morgan Stanley & Co.	EUR	14,625,000	10/07/24	15,875,315	15,874,676	639
				$55,661,407	$55,928,483	$(267,076)

Notes to the Schedule of Investments:
COP	Colombian Peso.
HUF	Hungarian Forint.
EGP	Egyptian Pound.
EUR	Euro Currency.
MXN	Mexican Peso.
TRY	Turkish New Lira.
USD	U.S. Dollar.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2024, the value of these securities amounted to $1,079,764,370 or 28.5% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $1,373,538,348 or 36.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Payment in kind.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2024.
(5)	Security is not accruing interest.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Perpetual maturity.
(9)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

(10)	See options table for description of purchased options.
(11)	Rate disclosed is the 7-day net yield as of July 31, 2024.
(12)	Fund buys foreign currency, sells U.S. Dollar.
(13)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	July 31, 2024

Sector	Percentage of Net Assets
Foreign Government Bonds	65.3%
Oil & Gas	8.5
Mining	5.1
Banks	3.5
Electric	3.3
Pipelines	3.1
Iron & Steel	1.3
Building Materials	0.7
Investment Companies	0.7
Chemicals	0.6
Lodging	0.5
Municipal Bonds	0.5
Airlines	0.5
Water	0.4
Food	0.3
Oil & Gas Services	0.3
Engineering & Construction	0.2
Short-Term Investments	0.9
Money Market Investments	3.2
Purchased Options	0.1

Total	99.0%

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2024

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$2,453,281,681	$26,193,349	$2,479,475,030
Oil & Gas	—	321,092,680	—	321,092,680
Mining	—	192,276,295	—	192,276,295
Banks	—	131,274,720	—	131,274,720
Electric	—	126,721,795	—	126,721,795
Pipelines	—	119,312,891	—	119,312,891
Iron & Steel	—	50,879,916	—	50,879,916
Building Materials	—	27,777,570	—	27,777,570
Investment Companies	—	25,629,320	—	25,629,320
Chemicals	—	23,937,144	—	23,937,144
Lodging	—	19,515,839	—	19,515,839
Government Regional/Local	—	18,446,982	—	18,446,982
Airlines	—	18,173,524	—	18,173,524
Water	—	14,421,245	—	14,421,245
Food	—	10,554,000	—	10,554,000
Oil & Gas Services	—	10,055,370	—	10,055,370
Engineering & Construction	—	9,392,292	—	9,392,292
Total Fixed Income Securities	—	3,572,743,264	26,193,349	3,598,936,613
Money Markets Investments	123,032,526	—	—	123,032,526
Short-Term Investments	—	32,657,349	—	32,657,349
Purchased Options	—	2,733,281	—	2,733,281
Total Investments	$123,032,526	$3,608,133,894	$26,193,349	$3,757,359,769
Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	2,204,446	—	2,204,446
Total	$123,032,526	$3,610,338,340	$26,193,349	$3,759,564,215

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(267,715)	$—	$(267,715)
Written Options
Foreign Currency Risk	—	(259,143)	—	(259,143)
Total	$—	$(526,858)	$—	$(526,858)

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
FIXED INCOME SECURITIES —87.8% of Net Assets

Brazil — 12.7%
Brazil Notas do Tesouro Nacional Series F
10.00%	01/01/25	BRL	9,626,000	$1,697,245
10.00%	01/01/27	BRL	25,165,000	4,297,573
10.00%	01/01/29	BRL	12,647,000	2,101,922

Total Brazil (Cost: $8,926,091)				8,096,740

Chile — 0.8%
Bonos de la Tesoreria de la Republica en pesos
5.00% (1)	10/01/28	CLP	185,000,000	191,050
5.00%	03/01/35	CLP	225,000,000	220,675
6.00% (1)	04/01/33	CLP	115,000,000	124,047

Total Chile (Cost: $661,424)				535,772

Colombia — 4.3%
Colombia TES Series B
6.25%	07/09/36	COP	1,032,300,000	176,903
7.00%	06/30/32	COP	4,219,700,000	854,868
Colombia TES
7.25%	10/18/34	COP	309,200,000	60,188
Colombia TES Series B
7.75%	09/18/30	COP	2,917,800,000	646,669
Colombia TES
13.25%	02/09/33	COP	3,646,900,000	1,030,676

Total Colombia (Cost: $2,697,196)				2,769,304

Czech Republic — 4.7%
Czech Republic Government Bonds
0.95% (1)	05/15/30	CZK	8,260,000	303,556
1.50%	04/24/40	CZK	42,180,000	1,281,319
1.75%	06/23/32	CZK	12,650,000	467,518
2.00%	10/13/33	CZK	14,540,000	535,738
3.50%	05/30/35	CZK	3,880,000	160,183
5.00%	09/30/30	CZK	5,710,000	261,970

Total Czech Republic (Cost: $2,996,616)				3,010,284

Hungary — 3.1%
Hungary Government Bonds
2.25%	04/20/33	HUF	515,190,000	1,047,975
3.00%	10/27/27	HUF	95,470,000	240,146
4.75%	11/24/32	HUF	113,730,000	283,566
5.50%	06/24/25	HUF	144,230,000	394,928

Total Hungary (Cost: $2,011,164)				1,966,615

India — 6.8%
India Government Bonds
7.04%	06/03/29	INR	48,780,000	587,746
7.10%	04/08/34	INR	144,300,000	1,745,775
7.17%	04/17/30	INR	5,000,000	60,490
7.18%	08/14/33	INR	162,000,000	1,964,093

Total India (Cost: $4,358,320)				4,358,104

Indonesia — 11.6%
Indonesia Treasury Bonds
6.38%	04/15/32	IDR	10,683,000,000	638,746
6.63%	02/15/34	IDR	34,107,000,000	2,059,740
6.88%	04/15/29	IDR	14,516,000,000	898,760
7.00%	09/15/30	IDR	7,675,000,000	478,087

Issues	Maturity Date		Principal Amount	Value
7.00%	02/15/33	IDR	11,241,000,000	$697,163
7.50%	08/15/32	IDR	13,628,000,000	870,633
7.50%	06/15/35	IDR	5,097,000,000	326,051
8.38%	09/15/26	IDR	9,076,000,000	577,772
8.38%	03/15/34	IDR	2,788,000,000	188,993
8.38%	04/15/39	IDR	3,673,000,000	252,800
9.00%	03/15/29	IDR	5,983,000,000	400,857

Total Indonesia (Cost: $7,748,683)				7,389,602

Malaysia — 7.5%
Malaysia Government Bonds
2.63%	04/15/31	MYR	5,811,000	1,188,457
3.52%	04/20/28	MYR	4,811,000	1,051,027
3.58%	07/15/32	MYR	1,640,000	353,529
3.76%	05/22/40	MYR	1,670,000	355,845
4.76%	04/07/37	MYR	4,135,000	980,340
4.89%	06/08/38	MYR	3,500,000	842,560

Total Malaysia (Cost: $4,593,713)				4,771,758

Mexico — 8.4%
Mexico Bonos
5.50%	03/04/27	MXN	12,610,000	609,331
7.50%	05/26/33	MXN	23,735,400	1,103,928
7.75%	05/29/31	MXN	13,825,200	668,697
7.75%	11/13/42	MXN	15,714,700	685,735
8.50%	03/01/29	MXN	12,872,800	657,801
8.50%	05/31/29	MXN	11,295,400	577,620
8.50%	11/18/38	MXN	15,963,000	766,478
10.00%	11/20/36	MXN	5,370,000	293,307

Total Mexico (Cost: $5,746,971)				5,362,897

Peru — 2.3%
Peru Government Bonds
5.40%	08/12/34	PEN	1,518,000	364,878
6.15%	08/12/32	PEN	1,013,000	265,479
7.30% (1)	08/12/33	PEN	1,046,000	291,477
Peru Government International Bonds
6.90% (1)	08/12/37	PEN	1,341,000	351,716
6.95% (1)	08/12/31	PEN	764,000	212,788

Total Peru (Cost: $1,419,117)				1,486,338

Poland — 6.1%
Republic of Poland Government Bonds
0.75%	04/25/25	PLN	908,000	223,368
1.25%	10/25/30	PLN	5,070,000	1,013,285
1.75%	04/25/32	PLN	3,104,000	609,990
2.50%	07/25/27	PLN	1,924,000	451,594
2.75%	10/25/29	PLN	2,036,000	457,704
3.25%	07/25/25	PLN	2,265,000	563,943
5.00%	10/25/34	PLN	1,284,000	313,224
6.00%	10/25/33	PLN	901,000	237,719

Total Poland (Cost: $3,634,548)				3,870,827

Romania — 4.2%
Romania Government Bonds
3.25%	06/24/26	RON	1,800,000	373,049
4.15%	01/26/28	RON	2,715,000	553,535
4.75%	02/24/25	RON	1,065,000	230,051
5.80%	07/26/27	RON	1,560,000	335,904

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
6.70%	02/25/32	RON	5,490,000	$1,196,731

Total Romania (Cost: $2,559,044)				2,689,270

South Africa — 7.8%
Republic of South Africa Government Bonds
6.25%	03/31/36	ZAR	17,391,184	661,938
8.25%	03/31/32	ZAR	22,280,989	1,101,749
8.50%	01/31/37	ZAR	20,692,338	928,953
8.75%	01/31/44	ZAR	25,332,780	1,090,279
8.88%	02/28/35	ZAR	8,436,303	405,578
9.00%	01/31/40	ZAR	16,884,357	761,600

Total South Africa (Cost: $4,850,585)				4,950,097

Thailand — 7.5%
Thailand Government Bonds
1.59%	12/17/35	THB	9,353,000	235,062
1.60%	12/17/29	THB	36,345,000	979,770
2.00%	12/17/31	THB	15,198,000	413,538
2.25%	03/17/27	THB	33,777,000	947,149
2.80%	06/17/34	THB	31,600,000	903,754
3.39%	06/17/37	THB	16,210,000	485,795
3.45%	06/17/43	THB	28,127,000	837,371

Total Thailand (Cost: $4,777,884)				4,802,439

Total Fixed Income Securities (Cost: $56,981,356)				56,060,047

PURCHASED OPTIONS(2) (0.0%) (Cost: $33,168)				11,953

			Shares

MONEY MARKET INVESTMENTS—4.6%
State Street Institutional U.S. Government
Money Market Fund — Premier Class,
5.26% (3)			2,939,734	2,939,734

Total Money Market Investments (Cost: $2,939,734)				2,939,734

			Principal Amount
SHORT TERM INVESTMENTS—6.5%

Egypt — 4.2%
Egypt Treasury Bills
0.00% (4)	09/10/24	EGP	39,200,000	784,210
0.00% (4)	09/17/24	EGP	35,750,000	711,447
0.00% (4)	12/10/24	EGP	49,525,000	929,786
0.00% (4)	12/17/24	EGP	14,100,000	263,426

Total Egypt (Cost: $2,720,474)				2,688,869

Nigeria — 2.3%
Nigeria OMO Bills
0.00% (4)	06/17/25	NGN	1,220,000,000	602,921
Nigeria Treasury Bills
0.00% (4)	04/10/25	NGN	1,683,000,000	875,435

Total Nigeria (Cost: $1,688,662)				1,478,356

Total Short Term Investments (Cost: $4,409,136)				4,167,225

Total Investments (98.9%) (Cost: $64,363,394)				63,178,959
Excess Of Other Assets Over Liabilities (1.1%)				703,683

Net Assets (100.0%)				$63,882,642

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

PURCHASED OPTIONS — OTC
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)

MXN Call / EUR Put	Barclays Capital	EUR 19	12/5/24	2,000,000	$2,000,000	$11,953	$33,168	$(21,215)

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (5)
Bank of America	CZK	24,190,247	09/18/24	$1,039,791	$1,029,331	$(10,460)
Bank of America	EGP	14,048,834	12/11/24	291,289	275,515	(15,774)
Bank of America	NGN	267,300,000	11/12/24	180,000	154,847	(25,153)
Bank of America	PLN	2,570,652	12/17/24	636,300	646,064	9,764
Bank of America	THB	52,659,650	10/10/24	1,453,482	1,485,393	31,911
Bank of America	TRY	5,223,360	08/12/24	147,428	156,085	8,657
Barclays Capital	BRL	2,170,107	08/05/24	384,800	383,770	(1,030)
Barclays Capital	THB	126,661,552	08/23/24	3,562,412	3,559,399	(3,013)
BNP Paribas S.A.	CLP	598,000,000	10/23/24	631,601	632,489	888
BNP Paribas S.A.	CZK	40,347,065	12/17/24	1,739,800	1,723,047	(16,753)
BNP Paribas S.A.	EUR	625,819	09/10/24	674,741	678,429	3,688
BNP Paribas S.A.	MXN	37,829,034	10/11/24	2,090,346	2,008,484	(81,862)
BNP Paribas S.A.	PLN	1,952,711	09/10/24	495,777	491,847	(3,930)
BNP Paribas S.A.	PLN	5,164,042	12/17/24	1,281,400	1,297,842	16,442
BNP Paribas S.A.	TRY	16,728,407	03/03/25	348,555	402,755	54,200
Citibank N.A.	TRY	14,249,165	08/12/24	402,556	425,795	23,239
Deutsche Bank AG	PLN	3,496,690	09/18/24	888,860	880,645	(8,215)
Deutsche Bank AG	TRY	16,834,081	10/28/24	402,200	463,313	61,113
Goldman Sachs & Co.	CZK	9,474,761	09/18/24	409,826	403,165	(6,661)
JPMorgan Chase Bank	CZK	9,558,127	09/18/24	413,467	406,712	(6,755)
JPMorgan Chase Bank	EGP	25,537,845	12/11/24	524,319	500,828	(23,491)
JPMorgan Chase Bank	TRY	36,520,000	09/18/24	1,000,000	1,047,824	47,824
JPMorgan Chase Bank	TRY	48,770,298	10/28/24	1,229,400	1,342,271	112,871
JPMorgan Chase Bank	TRY	9,810,949	03/03/25	206,460	236,210	29,750
Morgan Stanley & Co.	MYR	1,820,646	09/20/24	388,944	397,596	8,652
Morgan Stanley & Co.	TRY	23,342,580	09/18/24	640,400	669,741	29,341
Standard Chartered Bank	NGN	242,550,000	11/06/24	165,000	141,003	(23,997)
Standard Chartered Bank	TRY	4,077,320	08/12/24	115,016	121,839	6,823
				$21,744,170	$21,962,239	$218,069

SELL(6)
Barclays Capital	EUR	625,819	09/10/24	$684,293	$678,429	$5,864
Barclays Capital	THB	126,661,552	08/23/24	3,507,200	3,559,399	(52,199)
Barclays Capital	ZAR	11,626,006	08/15/24	644,601	638,427	6,174
BNP Paribas S.A.	CZK	29,216,961	12/17/24	1,258,958	1,247,729	11,229
BNP Paribas S.A.	PLN	3,960,234	12/17/24	1,004,600	995,297	9,303
BNP Paribas S.A.	TRY	10,395,713	09/18/24	269,278	298,272	(28,994)
ING Baring U.S. Capital Markets	CZK	3,370,526	12/17/24	146,300	143,940	2,360
JPMorgan Chase Bank	BRL	5,779,597	08/05/24	1,012,100	1,022,087	(9,987)
JPMorgan Chase Bank	EGP	39,586,680	12/11/24	785,998	776,343	9,655
JPMorgan Chase Bank	PLN	4,397,680	12/17/24	1,120,000	1,105,238	14,762
Standard Chartered Bank	CZK	29,203,106	12/17/24	1,281,400	1,247,137	34,263
				$11,714,728	$11,712,298	$2,430
Notes to the Schedule of Investments:

BRL	Brazilian Real.
CLP	Chilean Peso.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
EUR	Euro Currency.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NGN	Nigeria Naira.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
THB	Thai Baht.
TRY	Turkish New Lira.
TWD	Taiwan Dollar.
ZAR	South African Rand.
(1)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2024, the value of these securities amounted to $1,474,634 or 2.3% of net assets.

(2)	See options table for description of purchased options.
(3)	Rate disclosed is the 7-day net yield as of July 31, 2024.
(4)	Security is not accruing interest.
(5)	Fund buys foreign currency, sells U.S. Dollar.
(6)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	July 31, 2024

Sector	Percentage of Net Assets
Foreign Government Bonds	87.8%
Short-Term Investments	6.5
Money Market Investments	4.6
Purchased Options	0.0 *

Total	98.9%

* Amount rounds to less than 0.1%.

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2024

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$56,060,047	$—	$56,060,047
Total Fixed Income Securities	—	56,060,047	—	56,060,047
Short Term Investments	—	4,167,225	—	4,167,225
Money Market Investments	2,939,734	—	—	2,939,734
Purchased Options	—	11,953	—	11,953
Total Investments	2,939,734	60,239,225	—	63,178,959
Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	538,773	—	538,773
Total	$2,939,734	$60,777,998	$—	$63,717,732

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(318,274)	$—	$(318,274)
Total	$—	$(318,274)	$—	$(318,274)

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—70.0%
ASSET-BACKED SECURITIES—14.3%
Allegro CLO X Ltd. Series 2019-1A, Class ARR
6.41% (3 mo. USD Term SOFR + 1.130%)(1), (2)	04/20/32	$55,000	$55,041
Apidos CLO XII Ltd. Series 2013-12A, Class ARR
6.38% (3 mo. USD Term SOFR + 1.080%)(1), (2)	04/15/31	46,749	46,768
ARES XLVII CLO Ltd. Series 2018-47A, Class A2
6.71% (3 mo. USD Term SOFR + 1.412%)(1), (2)	04/15/30	55,000	55,104
Barings CLO Ltd. Series 2018-4A, Class A1R
6.45% (3 mo. USD Term SOFR + 1.150%)(1), (2)	10/15/30	51,401	51,388
GoldenTree Loan Management U.S. CLO 4 Ltd. Series 2019-4A, Class ARR
6.43% (3 mo. USD Term SOFR + 1.150%)(1), (2)	04/24/31	48,896	48,955
Navient Private Education Refi Loan Trust Series 2020-BA, Class A2
2.12% (1)	01/15/69	13,126	12,318
Navient Private Education Refi Loan Trust Series 2021-BA, Class A
0.94% (1)	07/15/69	165,770	146,486
Navient Private Education Refi Loan Trust Series 2021-CA, Class A
1.06% (1)	10/15/69	81,968	72,708
NYACK Park CLO Ltd. Series 2021-1A, Class X
6.19% (3 mo. USD Term SOFR + 0.912%)(1), (2)	10/20/34	1,205	1,201
OCP CLO Ltd. Series 2014-6A, Class A1R2
6.44% (3 mo. USD Term SOFR + 1.150%)(1), (2)	10/17/30	39,240	39,232
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR
6.70% (3 mo. USD Term SOFR + 1.400%)(1), (2)	04/15/31	50,000	50,055
Progress Residential Trust Series 2021-SFR1, Class C
1.56% (1)	04/17/38	252,000	236,503
ReadyCap Commercial Mortgage Trust Series 2018-4, Class A
3.39% (1)	02/27/51	53,537	52,063
Regatta XIII Funding Ltd. Series 2018-2A, Class A1R
6.40% (3 mo. USD Term SOFR + 1.100%)(1), (2)	07/15/31	48,919	48,975
SLM Student Loan Trust Series 2008-3, Class A3
6.62% (90 day USD SOFR Average + 1.262%)(2)	10/25/21	3,573	3,548
SLM Student Loan Trust Series 2008-3, Class B
6.82% (90 day USD SOFR Average + 1.462%)(2)	04/26/83	10,000	10,187
SoFi Professional Loan Program LLC Series 2017-F, Class A2FX
2.84% (1)	01/25/41	56,816	55,661

Issues	Maturity Date	Principal Amount	Value
SoFi Professional Loan Program LLC Series 2019-A, Class A2FX
3.69% (1)	06/15/48	$82,657	$80,753
SoFi Professional Loan Program LLC Series 2021-B, Class AFX
1.14% (1)	02/15/47	146,232	126,731
Stack Infrastructure Issuer LLC Series 2020-1A, Class A2
1.89% (1)	08/25/45	200,000	191,644
TIAA CLO IV Ltd. Series 2018-1A, Class A1AR
6.42% (3 mo. USD Term SOFR + 1.140%)(1), (2)	01/20/32	50,000	50,060
U.S. Small Business Administration Series 2009-20G, Class 1
4.30%	07/01/29	29,302	28,990
U.S. Small Business Administration Series 2010-20E, Class 1
4.11%	05/01/30	17,553	17,314

Total Asset-Backed Securities (Cost: $1,491,892)			1,481,685

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY —1.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS07, Class X (I/O)
0.60%(3)	09/25/25	466,825	3,051
Government National Mortgage Association, Pool #767414
5.55%	02/15/26	5,456	5,456
Government National Mortgage Association, Pool #669551
5.75%	10/15/32	31,383	31,383
Government National Mortgage Association, Pool #625835
6.00%	11/15/34	23,018	23,018
Government National Mortgage Association Series 2012-123, Class IO (I/O)
0.62% (3)	12/16/51	81,610	1,332
Government National Mortgage Association Series 2013-1, Class IO (I/O)
0.58% (3)	02/16/54	37,138	423
Government National Mortgage Association Series 2014-157, Class C
3.15% (3)	10/16/54	69,238	66,388

Total Commercial Mortgage-Backed Securities — Agency (Cost: $136,243)			131,051

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —7.4%
Bank Series 2018-BN14, Class A2
4.13%	09/15/60	1,417	1,413
BB-UBS Trust Series 2012-SHOW, Class XA (I/O)
0.60% (1) ,(3)	11/05/36	6,396,000	64
Benchmark Mortgage Trust Series 2018-B6, Class A2
4.20%	10/10/51	5,331	5,232
BPR Trust Series 2021-WILL, Class A
7.19% (1 mo. USD Term SOFR + 1.864%)(1), (2)	06/15/38	46,978	47,028
BX Commercial Mortgage Trust Series 2021-CIP, Class A
6.36% (1 mo. USD Term SOFR + 1.035%)(1), (2)	12/15/38	109,159	107,956
BX Trust Series 2021-MFM1, Class A
6.14% (1 mo. USD Term SOFR + 0.814%)(1), (2)	01/15/34	15,325	15,180

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
BXHPP Trust Series 2021-FILM, Class A
6.09% (1 mo. USD Term SOFR + 0.764%)(1), (2)	08/15/36	$100,000	96,222
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class XA (I/O)
1.30% (3)	02/10/48	1,763,728	$3,928
COMM Mortgage Trust Series 2012-CR4, Class A3
2.85%	10/15/45	62,633	57,904
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)
1.14% (3)	10/15/45	140,668	2
COMM Mortgage Trust Series 2014-CR17, Class XA (I/O)
0.65% (3)	05/10/47	1,065,025	1,258
COMM Mortgage Trust Series 2014-CR20, Class AM
3.94%	11/10/47	55,000	54,044
COMM Mortgage Trust Series 2015-PC1, Class A4
3.62%	07/10/50	38,610	38,344
FS Rialto Issuer LLC Series 2019-FL1, Class A
6.64% (1 mo. USD Term SOFR + 1.314%)(1), (2)	12/16/36	23,823	23,825
GS Mortgage Securities Trust Series 2011-GC5, Class XA (I/O)
1.70% (1), (3)	08/10/44	124,458	1
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A1
3.09% (1)	03/05/37	250,000	244,933
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11, Class XA (I/O)
0.94% (3)	04/15/46	342,750	4
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class XCL (I/O)
0.43% (1), (3), (4)	09/15/39	289,760	1,070
MF1 Ltd. Series 2020-FL4, Class A
7.15% (1 mo. USD Term SOFR + 1.814%)(1), (2)	11/15/35	40,960	40,985
Morgan Stanley Capital I Trust Series 2015-MS1, Class ASB
3.46%	05/15/48	1,639	1,623
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class A1
1.86%	02/15/53	30,420	30,075
WFRBS Commercial Mortgage Trust Series 2013-C14, Class XA (I/O)
0.35% (3)	06/15/46	23,839	—
WFRBS Commercial Mortgage Trust Series 2014-C20, Class XA (I/O)
0.45% (3)	05/15/47	36,893	—
WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA (I/O)
0.76% (3)	08/15/47	427,912	713

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $864,350)			771,804

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY —4.6%
Federal Home Loan Mortgage Corp. REMICS Series 3016, Class GF
5.80% (30 day USD SOFR Average + 0.464%)(2)	08/15/25	2,171	2,171

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS Series 3954, Class PF (PAC)
5.95% (30 day USD SOFR Average + 0.614%)(2)	07/15/41	$184,815	183,531
Federal Home Loan Mortgage Corp. REMICS Series 3738, Class FD
5.75% (30 day USD SOFR Average + 0.414%)(2)	08/15/40	89,192	89,473
Federal National Mortgage Association REMICS Series 2002-41, Class F
6.01% (30 day USD SOFR Average + 0.664%)(2)	07/25/32	7,894	$7,871
Federal National Mortgage Association REMICS Series 2011-110, Class FE (PAC)
5.86% (30 day USD SOFR Average + 0.514%)(2)	04/25/41	6,605	6,568
Federal National Mortgage Association REMICS Series 2018-94, Class KD (PAC)
3.50%	12/25/48	37,722	34,781
Federal National Mortgage Association Trust Series 2005-W3, Class 2AF
5.68% (30 day USD SOFR Average + 0.334%)(2)	03/25/45	3,970	3,934
Government National Mortgage Association, Pool #MA6081
3.50%	08/20/49	44,745	40,601
Government National Mortgage Association REMICS Series 2023-116, Class FL
6.49% (30 day USD SOFR Average + 1.150%)(2)	08/20/53	106,132	106,572

Total Residential Mortgage-backed Securities — Agency (Cost: $482,582)			475,502

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —10.8%
Angel Oak Mortgage Trust Series 2022-2, Class A1
3.35% (1), (3)	01/25/67	114,709	107,582
Bear Stearns Asset-Backed Securities I Trust Series 2006-HE9, Class 3A
5.74% (1 mo. USD Term SOFR + 0.394%)(2)	11/25/36	69,505	68,189
Bear Stearns Asset-Backed Securities Trust Series 2004-AC1, Class A2
5.96% (1 mo. USD Term SOFR + 0.614%)(2)	03/25/34	19,419	20,191
BNC Mortgage Loan Trust Series 2006-2, Class A4
5.78% (1 mo. USD Term SOFR + 0.434%)(2)	11/25/36	25,291	24,337
Centex Home Equity Loan Trust Series 2005-A, Class M1
6.18% (1 mo. USD Term SOFR + 0.834%)(2)	01/25/35	14,304	14,278
Centex Home Equity Loan Trust Series 2005-B, Class M3
6.15% (1 mo. USD Term SOFR + 0.804%)(2)	03/25/35	54,563	53,514

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
CHL Mortgage Pass-Through Trust Series 2004-25, Class 1A1
6.12% (1 mo. USD Term SOFR + 0.774%)(2)	02/25/35	$74,843	71,001
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2004-OPT1, Class M3
6.41% (1 mo. USD Term SOFR + 1.059%)(2)	10/25/34	50,000	47,863
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH3, Class M2
5.91% (1 mo. USD Term SOFR + 0.564%)(2)	10/25/36	10,224	$10,181
COLT Mortgage Loan Trust Series 2021-2, Class A1
0.92% (1), (3)	08/25/66	135,937	112,093
Countrywide Alternative Loan Trust Series 2005-56, Class 4A1
6.08% (1 mo. USD Term SOFR + 0.734%)(2)	11/25/35	19,475	17,846
Countrywide Asset-Backed Certificates Trust Series 2004-7, Class MV4
4.07% (1 mo. USD Term SOFR + 1.764%)(2)	12/25/34	37,831	37,327
DSLA Mortgage Loan Trust Series 2005-AR1, Class 2A1A
5.96% (1 mo. USD Term SOFR + 0.614%)(2)	02/19/45	62,114	61,057
Encore Credit Receivables Trust Series 2005-3, Class M4
6.36% (1 mo. USD Term SOFR + 1.014%)(2)	10/25/35	9,765	9,619
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A3C
6.46% (1 mo. USD Term SOFR + 1.114%)(2)	08/25/34	3,389	3,062
Impac CMB Trust Series 2004-6, Class 1A1
6.26% (1 mo. USD Term SOFR + 0.914%)(2)	10/25/34	30,004	29,371
JPMorgan Alternative Loan Trust Series 2007-S1, Class A1
6.02% (1 mo. USD Term SOFR + 0.674%)(2)	04/25/47	55,564	51,923
JPMorgan Mortgage Trust Series 2005-A5, Class TA1
7.00% (3)	08/25/35	331	310
JPMorgan Mortgage Trust Series 2005-A6, Class 7A1
5.04% (3)	08/25/35	4,759	3,892
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A1
6.22% (3)	11/21/34	9,178	8,658
MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class I2A1
5.78% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/47	1,792	1,789

Issues	Maturity Date	Principal Amount	Value
MASTR Seasoned Securitization Trust Series 2005-1, Class 4A1
6.83% (3)	10/25/32	$4,286	4,068
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1
6.14% (1 mo. USD Term SOFR + 0.789%)(2)	12/25/34	20,240	19,567
MortgageIT Trust Series 2005-3, Class A1
6.06% (1 mo. USD Term SOFR + 0.714%)(2)	08/25/35	2,165	2,058
MortgageIT Trust Series 2005-3, Class A2
6.16% (1 mo. USD Term SOFR + 0.814%)(2)	08/25/35	10,825	10,290
MortgageIT Trust Series 2005-5, Class A1
5.98% (1 mo. USD Term SOFR + 0.634%)(2)	12/25/35	9,897	$9,579
Nationstar Home Equity Loan Trust Series 2007-C, Class 1AV1
5.64% (1 mo. USD Term SOFR + 0.289%)(2)	06/25/37	28,383	27,421
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ2, Class M3
6.18% (1 mo. USD Term SOFR + 0.834%)(2)	05/25/35	23,530	23,064
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB5, Class A3
5.74% (1 mo. USD Term SOFR + 0.394%)(2)	06/25/36	61,719	40,449
Structured Adjustable Rate Mortgage Loan Trust Series 2005-17, Class 3A1
4.95% (3)	08/25/35	9,145	7,806
Structured Asset Investment Loan Trust Series 2005-HE2, Class M2
6.21% (1 mo. USD Term SOFR + 0.864%)(2)	07/25/35	93,294	87,910
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1
6.04% (1 mo. USD Term SOFR + 0.694%)(2)	10/25/45	35,358	34,277
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1B
6.20% (1 mo. USD Term SOFR + 0.854%)(2)	01/25/45	72,038	72,320
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-2, Class A3
5.92% (1 mo. USD Term SOFR + 0.574%)(2)	04/25/37	30,342	29,521

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,135,042)			1,122,413

CORPORATE BONDS—31.5%

Aerospace & Defense—0.3%
Boeing Co.
6.26% (1)	05/01/27	25,000	25,550

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
General Electric Co.
6.06% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36	$10,000	9,500

			35,050

Agriculture — 0.5%
BAT Capital Corp. (United Kingdom)
3.56%	08/15/27	48,000	46,246

Airlines — 0.0%
U.S. Airways Pass-Through Trust Series 2012-1, Class A (EETC)
5.90%	04/01/26	3,758	3,754

Banks — 12.3%
Bank of America Corp.
1.73% (1 day USD SOFR + 0.960%)(2)	07/22/27	100,000	$93,870
2.55% (1 day USD SOFR + 1.050%)(2)	02/04/28	85,000	80,305
4.38% (5 yr. CMT + 2.760%)(2), (5)	01/27/27	10,000	9,450
Citigroup, Inc.
1.46% (1 day USD SOFR + 0.770%)(2)	06/09/27	10,000	9,374
3.07% (1 day USD SOFR + 1.280%)(2)	02/24/28	110,000	105,179
Goldman Sachs Group, Inc.
3.81% (3 mo. USD Term SOFR + 1.420%)(2)	04/23/29	170,000	163,647
HSBC Holdings PLC (United Kingdom)
2.21% (1 day USD SOFR + 1.285%)(2)	08/17/29	55,000	49,384
2.80% (1 day USD SOFR + 1.187%)(2)	05/24/32	110,000	94,297
ING Groep NV (Netherlands)
3.87% (1 day USD SOFR + 1.640%)(2)	03/28/26	80,000	79,218
JPMorgan Chase & Co.
1.95% (1 day USD SOFR + 1.065%)(2)	02/04/32	35,000	29,209
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29	170,000	153,831
Morgan Stanley
1.51% (1 day USD SOFR + 0.858%)(2)	07/20/27	130,000	121,592
PNC Financial Services Group, Inc.
5.58% (1 day USD SOFR + 1.841%)(2)	06/12/29	10,000	10,239
6.62% (1 day USD SOFR Index + 1.730%)(2)	10/20/27	45,000	46,614
Santander U.K. Group Holdings PLC (United Kingdom)
1.67% (1 day USD SOFR + 0.989%)(2)	06/14/27	25,000	23,412
U.S. Bancorp
4.55% (1 day USD SOFR + 1.660%)(2)	07/22/28	50,000	49,514
5.84% (1 day USD SOFR + 2.260%)(2)	06/12/34	5,000	5,195
Wells Fargo & Co.

Issues	Maturity Date	Principal Amount	Value
2.57% (3 mo. USD Term SOFR + 1.262%)(2)	02/11/31	$5,000	4,428
5.57% (1 day USD SOFR + 1.740%)(2)	07/25/29	140,000	143,363

			1,272,121

Beverages — 0.4%
Bacardi Ltd.
4.45% (1)	05/15/25	40,000	39,689

Biotechnology — 0.5%
Amgen, Inc.
5.15%	03/02/28	50,000	50,721

Chemicals — 0.6%
International Flavors & Fragrances, Inc.
1.23% (1)	10/01/25	65,000	62,056

Commercial Services — 0.5%
Global Payments, Inc.
4.45%	06/01/28	55,000	$53,970

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26	55,000	51,877
Air Lease Corp.
2.88%	01/15/26	30,000	29,031
3.25%	03/01/25	35,000	34,515
Avolon Holdings Funding Ltd. (Ireland)
2.53% (1)	11/18/27	25,000	22,893

			138,316

Electric — 3.2%
Alliant Energy Finance LLC
1.40% (1)	03/15/26	175,000	164,043
Eversource Energy
2.90%	03/01/27	50,000	47,658
ITC Holdings Corp.
4.95% (1)	09/22/27	50,000	50,225
Jersey Central Power & Light Co.
4.30% (1)	01/15/26	70,000	69,262

			331,188

Entertainment — 0.7%
WarnerMedia Holdings, Inc.
3.76%	03/15/27	25,000	23,823
4.28%	03/15/32	10,000	8,679
5.05%	03/15/42	45,000	35,519

			68,021

Food — 1.1%
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
3.00%	05/15/32	60,000	50,364
Smithfield Foods, Inc.
4.25% (1)	02/01/27	65,000	63,294

			113,658

Health Care-Services — 2.9%
Fresenius Medical Care U.S. Finance III, Inc.
1.88% (1)	12/01/26	60,000	55,358
HCA, Inc.
3.13%	03/15/27	85,000	81,427

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Premier Health Partners
2.91%	11/15/26	$125,000	116,666
Universal Health Services, Inc.
1.65%	09/01/26	50,000	46,636

			300,087

Insurance — 1.4%
Athene Global Funding
3.21% (1)	03/08/27	60,000	56,900
Nationwide Mutual Insurance Co.
7.89% (3 mo. USD LIBOR + 2.290%)(1), (2)	12/15/24	70,000	70,603
Willis North America, Inc.
2.95%	09/15/29	20,000	18,248

			145,751

Packaging & Containers — 0.1%
Berry Global, Inc.
4.88% (1)	07/15/26	14,000	13,848

Pharmaceuticals — 0.9%
Bayer U.S. Finance II LLC
4.38%(1)	12/15/28	100,000	$96,655

Pipelines — 0.6%
Energy Transfer LP
4.95%	06/15/28	60,000	60,209

REIT — 2.1%
American Assets Trust LP
3.38%	02/01/31	10,000	8,402
Crown Castle, Inc.
3.80%	02/15/28	30,000	28,899
Extra Space Storage LP
2.20%	10/15/30	8,000	6,827
2.40%	10/15/31	5,000	4,206
GLP Capital LP/GLP Financing II, Inc.
3.25%	01/15/32	26,000	22,363
5.25%	06/01/25	15,000	14,940
Healthcare Realty Holdings LP
3.50%	08/01/26	10,000	9,688
3.63%	01/15/28	55,000	51,720
Hudson Pacific Properties LP
3.95%	11/01/27	21,000	18,586
Ventas Realty LP
2.65%	01/15/25	5,000	4,933
VICI Properties LP/VICI Note Co., Inc.
5.75%(1)	02/01/27	45,000	45,428

			215,992

Savings & Loans — 0.5%
EverBank Financial Corp.
5.75%	07/02/25	10,000	9,814
Nationwide Building Society (United Kingdom)
2.97% (1 day USD SOFR + 1.290%)(1), (2)	02/16/28	45,000	42,730

			52,544

Software — 0.8%
Open Text Corp. (Canada)
6.90% (1)	12/01/27	25,000	25,954

Issues	Maturity Date	Principal Amount	Value
Oracle Corp.
2.80%	04/01/27	$60,000	57,106

			83,060

Telecommunications — 0.8%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15% (1)	09/20/29	48,750	48,764
T-Mobile USA, Inc.
3.75%	04/15/27	40,000	39,003

			87,767

Total Corporate Bonds (Cost: $3,291,576)			3,270,703

MUNICIPAL BONDS—0.2%
City of Baltimore, General Obligation Unlimited
5.00%	10/15/25	5,000	4,997
New York State Urban Development Corp., Revenue Bond
2.54%	03/15/34	5,000	4,192
2.54%	03/15/34	10,000	8,352

Total Municipal Bonds (Cost: $19,562)			17,541

Total Fixed Income Securities (Cost: $7,421,247)			7,270,699

		Shares

MONEY MARKET INVESTMENTS —21.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26%(6), (7)		679	883,779
TCW Central Cash Fund
5.29%(6),(8)		1,360,000	$1,360,000

Total Money Market Investments (Cost: $2,243,779)			2,243,779

Total Investments (91.6%) (Cost: $9,665,026)			9,514,478

Excess Of Other Assets Over Liabilities (8.4%)			871,952
Net Assets (100.0%)			$10,386,430

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2024

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)

Long Futures
15	Bloomberg Commodity Index Future(7)	09/18/24	$152,920	$144,675	$(8,245)

TOTAL RETURN SWAPS(7)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid	Value

OTC Swaps
$ 7,673,498	8/21/24	Citigroup	0.14%	Citigroup Commodity Total Return Index(9)	Monthly	$(68,400)	$—	$(68,400)
2,637,379	8/21/24	Citigroup	0.18%	Citigroup Commodity Total Return Index(9)	Monthly	(20,023)	—	(20,023)

						$(88,423)	—	(88,423)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $3,171,837 or 30.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2024.
(3)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Restricted security (Note 3).
(5)	Perpetual maturity.
(6)	Rate disclosed is the 7-day net yield as of July 31, 2024.
(7)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(8)	Affiliated issuer.
(9)	Custom Index has exposure to the following commodities as shown on the next page.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	July 31, 2024

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)

Gold	$1,292,984	16.85%	$13,575

Brent Crude Oil	592,394	7.72%	(3,734)

WTI Crude Oil	580,116	7.56%	(4,906)

Natural Gas	502,614	6.55%	(22,122)

Copper High Grade	441,226	5.75%	(5,503)

Silver	422,042	5.50%	(5,267)

Soybeans	363,724	4.74%	(4,760)

Corn	361,422	4.71%	(4,439)

Aluminium Primary	313,846	4.09%	(9,843)

Live Cattle	290,826	3.79%	4,940

Coffee ‘C’ Arabica	286,989	3.74%	(10,684)

Soybean Meal	232,507	3.03%	5,983

Soybean Oil	217,160	2.83%	(8,381)

Gasoil	206,417	2.69%	(3,687)

Nickel Primary	197,976	2.58%	3,485

Zinc High Grade	197,209	2.57%	(7,905)

Sugar #11	192,605	2.51%	2,819

RBOB Gasoline	187,233	2.44%	1,914

SRW Wheat	178,793	2.33%	(4,992)

Lean Hogs	178,025	2.32%	3,186

Heating Oil	151,168	1.97%	300

HRW Wheat	118,939	1.55%	(4,313)

Cotton	102,058	1.33%	(2,513)

Lead Standard	65,225	0.85%	(1,553)

	$7,673,498	100.00%	$(68,400)

(1) Commodity Exposures of the Citigroup Commodity Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	July 31, 2024

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)

Gold	$440,442	16.70%	$4,602

Brent Crude Oil	202,814	7.69%	(570)

WTI Crude Oil	197,540	7.49%	(863)

Natural Gas	190,419	7.22%	(7,049)

Copper High Grade	150,858	5.72%	(1,493)

Silver	143,737	5.45%	(1,884)

Soybeans	124,484	4.72%	(1,365)

Corn	124,221	4.71%	(817)

Aluminium Primary	107,869	4.09%	(3,183)

Live Cattle	98,374	3.73%	1,249

Coffee ‘C’ Arabica	98,374	3.73%	(3,504)

Soybean Meal	79,121	3.00%	2,010

Soybean Oil	73,847	2.80%	(2,512)

Gasoil	70,682	2.68%	(1,362)

Nickel Primary	67,517	2.56%	1,154

Zinc High Grade	67,517	2.56%	(2,721)

Sugar #11	65,671	2.49%	1,114

RBOB Gasoline	63,561	2.41%	461

SRW Wheat	61,451	2.33%	(1,623)

Lean Hogs	58,814	2.23%	1,204

Heating Oil	51,956	1.97%	17

HRW Wheat	40,616	1.54%	(1,362)

Cotton	34,813	1.32%	(938)

Lead Standard	22,681	0.86%	(588)

	$2,637,379	100.00%	$(20,023)

(1) Commodity Exposures of the Citigroup Commodity Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Continued)

The summary of the TCW Enhanced Commodity Strategy Fund transactions in the affiliated funds for the period ended July 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2024	Value at July 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund
	$-	$1,360,000	$-	1,360,000	$1,360,000	$3,222	$-	$-	$-

Total					$1,360,000	$3,222	$-	$-	$-

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited)	July 31, 2024

Sector	Percentage of Net Assets

Corporate Bonds	31.5%
Money Market Investments	21.6
Asset-Backed Securities	14.3
Residential Mortgage-Backed Securities — Non-Agency	10.8
Commercial Mortgage-Backed Securities — Non-Agency	7.4
Residential Mortgage-Backed Securities — Agency	4.6
Commercial Mortgage-Backed Securities — Agency	1.2
Municipal Bonds	0.2
Other*	8.4

Total	100.0%

* Includes swaps, futures, interest receivable and accrued expenses payable.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	July 31, 2024

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$3,270,703	$—	$3,270,703
Asset-Backed Securities	—	1,481,685	—	1,481,685
Residential Mortgage-Backed Securities — Non-Agency	—	1,122,413	—	1,122,413
Commercial Mortgage-Backed Securities — Non-Agency	—	771,804	—	771,804
Residential Mortgage-Backed Securities — Agency	—	475,502	—	475,502
Commercial Mortgage-Backed Securities — Agency	—	131,051	—	131,051
Municipal Bonds	—	17,541	—	17,541
Total Fixed Income Securities	—	7,270,699	—	7,270,699
Money Market Investments	2,243,779	—	—	2,243,779
Total Investments	$2,243,779	$7,270,699	$—	$9,514,478

Liability Derivatives
Swap Agreements
Commodity Risk	$—	$(88,423)	$—	$(88,423)
Futures Contracts
Commodity Risk	$(8,245)	$—	$—	$(8,245)
Total	$(8,245)	$(88,423)	$—	$(96,668)

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date			Principal Amount	Value
FIXED INCOME SECURITIES —109.4% of Net Assets
CORPORATE BONDS—18.3%

Aerospace & Defense — 0.5%
Boeing Co.
6.53% (1)	05/01/34			$10,000	$10,502
General Electric Co.
6.06% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36			100,000	95,000

					105,502

Airlines — 0.3%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA
2.00%	12/10/29			68,474	63,083

Banks — 4.3%
Bank of America Corp.
2.30% (1 day USD SOFR + 1.220%)(2)	07/21/32			75,000	63,016
China Development Bank
2.77%	10/24/32		CNY	410,000	59,337
3.09%	06/18/30		CNY	1,530,000	224,242
3.48%	01/08/29		CNY	200,000	29,474
Citigroup, Inc.
3.06% (1 day USD SOFR + 1.351%)(2)	01/25/33			5,000	4,345
JPMorgan Chase & Co.
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29			20,000	18,098
Kreditanstalt fuer Wiederaufbau (Germany)
0.63%	01/07/28			181,000	183,339
Morgan Stanley
2.24% (1 day USD SOFR + 1.178%)(2)	07/21/32	$		5,000	4,177
3.96% (3 mo. EUR EURIBOR + 1.242%)(2)	03/21/35		EUR	100,000	110,110
PNC Financial Services Group, Inc.
6.88% (1 day USD SOFR + 2.284%)(2)	10/20/34			30,000	33,421
U.S. Bancorp
4.84% (1 day USD SOFR + 1.600%)(2)	02/01/34			30,000	29,132
5.84% (1 day USD SOFR + 2.260%)(2)	06/12/34			10,000	10,390
Wells Fargo & Co.
2.57% (3 mo. USD LIBOR + 1.000%)(2)	02/11/31			5,000	4,428
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33			65,000	57,706

					831,215

Building Materials — 1.1%
Cemex SAB de CV (Mexico)
9.13% (5 yr. CMT + 5.157%)(1),(2),(3)	03/14/28			200,000	215,706

Chemicals — 0.5%
International Flavors & Fragrances, Inc.
1.80%	09/25/26			100,000	104,569

Commercial Services — 0.0%
Valvoline, Inc.
3.63% (1)	06/15/31			10,000	8,751

Issues	Maturity Date	Principal Amount	Value
Cosmetics/Personal Care — 0.1%
Prestige Brands, Inc.
3.75% (1)	04/01/31	$22,000	$19,429

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26	20,000	18,864
3.88%	01/23/28	10,000	9,643
Air Lease Corp.
5.85%	12/15/27	20,000	20,533
Avolon Holdings Funding Ltd. (Ireland)
2.53% (1)	11/18/27	24,000	21,977
2.88% (1)	02/15/25	30,000	29,517
GGAM Finance Ltd. (Ireland)
8.00% (1)	02/15/27	15,000	15,526

			116,060

Electric — 1.0%
Duke Energy Corp.
3.75%	04/01/31	100,000	108,104
National Grid Electricity Transmission PLC (United Kingdom)
0.82% (4)	07/07/32	100,000	88,475

			196,579

Electronics — 0.6%
Honeywell International, Inc.
4.13%	11/02/34	100,000	113,559

Engineering & Construction — 0.0%
Artera Services LLC
8.50% (1)	02/15/31	5,000	5,128

Entertainment — 0.4%
WarnerMedia Holdings, Inc.
5.05%	03/15/42	10,000	7,893
5.14%	03/15/52	85,000	63,275

			71,168

Environmental Control — 0.0%
GFL Environmental, Inc. (Canada)
3.75% (1)	08/01/25	7,000	6,924

Food — 0.4%
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
4.38%	02/02/52	20,000	15,171
6.50%	12/01/52	25,000	25,346
Pilgrim’s Pride Corp.
4.25%	04/15/31	37,000	34,415
Post Holdings, Inc.
4.63% (1)	04/15/30	12,000	11,190

			86,122

Health Care-Products — 0.6%
Medtronic, Inc.
3.65%	10/15/29	100,000	110,950

Health Care-Services — 0.2%
Catalent Pharma Solutions, Inc.
3.50% (1)	04/01/30	10,000	9,645
Fortrea Holdings, Inc.
7.50% (1)	07/01/30	3,000	3,046
Kedrion SpA (Italy)
6.50% (1)	09/01/29	11,000	10,212
ModivCare Escrow Issuer, Inc.
5.00% (1)	10/01/29	16,000	10,837

			33,740

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Household Products/Wares — 0.0%
Central Garden & Pet Co.
4.13%	10/15/30	$6,000	$5,429

Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc.
4.25% (1)	02/15/29	9,000	8,297
Athene Global Funding
1.99% (1)	08/19/28	55,000	48,732
Farmers Exchange Capital II
6.15% (3 mo. USD LIBOR + 3.744%)(1),(2)	11/01/53	30,000	27,302

			84,331

Internet — 0.2%
Alibaba Group Holding Ltd. (China)
2.13%	02/09/31	50,000	42,439

Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00% (1)	06/15/30	9,000	9,135
9.75% (1)	01/15/29	5,000	5,267

			14,402

Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%	05/01/47	81,000	67,008
CSC Holdings LLC
6.50% (1)	02/01/29	45,000	34,705
Sirius XM Radio, Inc.
3.88% (1)	09/01/31	7,000	5,852
VZ Secured Financing BV (Netherlands)
5.00% (1)	01/15/32	23,000	20,156

			127,721

Oil & Gas — 2.1%
Empresa Nacional del Petroleo (Chile)
6.15% (1)	05/10/33	200,000	203,616
KazMunayGas National Co. JSC
4.75% (4)	04/19/27	200,000	195,398

			399,014

Packaging & Containers — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% (1)	08/15/26	5,000	4,240
Ball Corp.
6.88%	03/15/28	8,000	8,230
Berry Global, Inc.
1.00% (4)	01/15/25	100,000	106,936

			119,406

Pharmaceuticals — 1.0%
1375209 BC Ltd. (Canada)
9.00% (1)	01/30/28	15,000	14,339
Bayer U.S. Finance II LLC
4.63% (1)	06/25/38	51,000	44,434
4.88% (1)	06/25/48	10,000	8,223
Grifols SA (Spain)
4.75% (1)	10/15/28	15,000	13,698
MSD Netherlands Capital BV
3.70%	05/30/44	100,000	108,260

			188,954

Issues	Maturity Date	Principal Amount	Value
Pipelines — 0.1%
Energy Transfer LP
6.55%	12/01/33	$3,000	$3,249
Venture Global LNG, Inc.
9.50% (1)	02/01/29	9,000	10,014

			13,263

Real Estate — 0.5%
Blackstone Property Partners Europe Holdings SARL (Luxembourg)
1.75% (4)	03/12/29	100,000	97,756

REIT — 1.4%
American Assets Trust LP
3.38%	02/01/31	40,000	33,608
American Homes 4 Rent LP
3.38%	07/15/51	35,000	23,546
4.30%	04/15/52	10,000	7,909
American Tower Corp.
2.70%	04/15/31	20,000	17,379
GLP Capital LP/GLP Financing II, Inc.
3.35%	09/01/24	15,000	14,968
4.00%	01/15/30	15,000	14,037
5.38%	04/15/26	10,000	9,995
5.75%	06/01/28	5,000	5,071
Healthcare Realty Holdings LP
3.10%	02/15/30	40,000	35,809
Hudson Pacific Properties LP
3.25%	01/15/30	30,000	22,932
3.95%	11/01/27	1,000	885
4.65%	04/01/29	5,000	4,219
Kilroy Realty LP
2.65%	11/15/33	10,000	7,571
LXP Industrial Trust
2.70%	09/15/30	20,000	17,326
VICI Properties LP
5.13%	05/15/32	2,000	1,957
VICI Properties LP/VICI Note Co., Inc.
5.75% (1)	02/01/27	50,000	50,476

			267,688

Retail — 0.1%
Ferrellgas LP/Ferrellgas Finance Corp.
5.88% (1)	04/01/29	12,000	11,201
Michaels Cos., Inc.
5.25% (1)	05/01/28	20,000	14,824

			26,025

Software — 0.0%
Open Text Corp. (Canada)
6.90% (1)	12/01/27	5,000	5,191

Telecommunications — 0.5%
Altice France SA
5.50% (1)	10/15/29	7,000	4,932
Frontier Communications Holdings LLC
5.88% (1)	10/15/27	6,000	5,948
8.63% (1)	03/15/31	10,000	10,487
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74% (1)	09/20/29	13,125	13,086
T-Mobile USA, Inc.
2.63%	04/15/26	55,000	52,908

			87,361

Total Corporate Bonds (Cost: $3,635,873)			3,567,465

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS—0.2%
County of Miami-Dade Aviation Revenue, Revenue Bond
2.86%	10/01/35		$50,000	$41,292

Total Municipal Bonds
(Cost: $50,753)				41,292

FOREIGN GOVERNMENT BONDS—45.5%
Australia Government Bonds
3.00% (4)	11/21/33	AUD	203,000	121,406
4.75% (4)	04/21/27	AUD	93,000	62,364
4.75% (4)	06/21/54	AUD	25,000	16,718
Brazil Notas do Tesouro Nacional Series F
10.00%	01/01/27	BRL	1,490,000	254,456
Bundesobligation
2.10% (4)	04/12/29	EUR	40,000	43,023
Bundesrepublik Deutschland Bundesanleihe
0.00% (4),(5)	08/15/52	EUR	67,000	36,577
2.20% (4)	02/15/34	EUR	78,000	83,878
2.50% (4)	08/15/54	EUR	118,000	127,328
Canada Government Bonds
1.25%	03/01/27	CAD	293,000	201,648
China Government Bonds
2.35%	02/25/34	CNY	160,000	22,535
2.85%	06/04/27	CNY	810,000	115,689
3.02%	05/27/31	CNY	200,000	29,512
3.13%	11/21/29	CNY	2,530,000	372,069
3.72%	04/12/51	CNY	980,000	171,161
Colombia TES Series B
7.00%	06/30/32	COP	105,300,000	21,333
European Union
0.00% (4),(5)	06/02/28	EUR	129,000	126,474
0.00% (4),(5)	07/04/29	EUR	150,000	142,884
0.20% (4)	06/04/36	EUR	223,000	175,974
2.75% (4)	02/04/33	EUR	102,000	110,168
French Republic Government Bonds OAT
0.00% (4),(5)	11/25/29	EUR	56,000	52,621
0.50% (4)	06/25/44	EUR	55,000	35,354
0.75% (4)	05/25/52	EUR	85,000	48,569
0.75% (4)	05/25/53	EUR	53,000	29,570
1.00% (4)	05/25/27	EUR	395,000	408,097
3.50% (4)	11/25/33	EUR	115,000	130,019
Hungary Government Bonds
3.00%	08/21/30	HUF	2,250,000	5,263
Indonesia Treasury Bonds
6.63%	05/15/33	IDR	1,520,000,000	91,709
International Bank for Reconstruction & Development
1.75% (4)	03/13/25	NOK	650,000	58,390
Israel Government Bonds - Fixed
1.30%	04/30/32	ILS	116,000	23,984
Italy Buoni Poliennali Del Tesoro
0.50% (4)	02/01/26	EUR	245,000	255,429
1.10% (4)	04/01/27	EUR	20,000	20,648
4.40% (4)	05/01/33	EUR	165,000	190,991
Japan Government Thirty Year Bonds
0.40%	03/20/50	JPY	45,350,000	201,613
1.80%	03/20/54	JPY	6,600,000	40,490
Korea Treasury Bonds
1.88%	03/10/51	KRW	81,510,000	47,839
2.00%	06/10/31	KRW	376,090,000	255,584
2.38%	03/10/27	KRW	63,350,000	44,835
Malaysia Government Bonds
4.64%	11/07/33	MYR	562,000	131,263
Mexico Bonos
8.00%	07/31/53	MXN	400,000	17,422
Netherlands Government Bonds
0.50% (4)	07/15/32	EUR	76,000	70,536
New Zealand Government Bonds

Issues	Maturity Date		Principal Amount	Value
0.50%	05/15/26	NZD	$794,000	$440,933
1.75%	05/15/41	NZD	180,000	70,409
2.00%	05/15/32	NZD	71,000	35,995
3.00%	04/20/29	NZD	189,000	107,374
3.50% (4)	04/14/33	NZD	42,000	23,520
4.50% (4)	04/15/27	NZD	845,000	507,133
Portugal Obrigacoes do Tesouro OT
1.65% (4)	07/16/32	EUR	95,000	95,069
Province of Ontario
4.05%	02/02/32	CAD	209,000	155,474
Republic of Poland Government Bonds
1.75%	04/25/32	PLN	165,000	32,425
Republic of South Africa Government Bonds
8.88%	02/28/35	ZAR	570,000	27,403
Romania Government Bonds
6.70%	02/25/32	RON	300,000	65,395
Singapore Government Bonds
1.63%	07/01/31	SGD	75,000	51,745
Spain Government Bonds
0.70% (4)	04/30/32	EUR	24,000	22,104
0.80% (4)	07/30/27	EUR	42,000	43,011
1.00% (4)	07/30/42	EUR	32,000	23,210
1.85% (4)	07/30/35	EUR	98,000	93,440
1.90% (4)	10/31/52	EUR	26,000	19,432
Sweden Government Bonds
0.75% (4)	05/12/28	SEK	690,000	61,621
Thailand Government Bonds
1.59%	12/17/35	THB	1,298,000	32,622
U.K. Gilts
0.50% (4)	01/31/29	GBP	39,000	43,396
1.25% (4)	10/22/41	GBP	99,000	79,702
1.25% (4)	07/31/51	GBP	80,000	51,237
1.63% (4)	10/22/28	GBP	920,000	1,086,095
1.75% (4)	09/07/37	GBP	95,000	92,752
3.50% (4)	10/22/25	GBP	700,000	887,957
4.63% (4)	01/31/34	GBP	224,000	302,747

Total Foreign Government Bonds
(Cost: $9,365,370)				8,847,624

ASSET-BACKED SECURITIES—7.9%
Adagio CLO VIII DAC Series VIII-X, Class B1
5.34% (3 mo. EUR EURIBOR + 1.650%)(2),(4)	04/15/32		100,000	108,102
Arbour CLO II DAC Series 2014-2X, Class ARR
4.55% (3 mo. EUR EURIBOR + 0.860%)(2),(4)	04/15/34		100,000	107,598
Arbour CLO III DAC Series 3X, Class B1RR
5.34% (3 mo. EUR EURIBOR + 1.650%)(2),(4)	07/15/34		100,000	108,048
Aurium CLO IX DAC Series 9X, Class A
4.64% (3 mo. EUR EURIBOR + 0.950%)(2),(4)	10/28/34		100,000	107,945
Aurium CLO V DAC Series 5X, Class AR
4.45% (3 mo. EUR EURIBOR + 0.790%)(2),(4)	04/17/34		100,000	107,609
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class D
8.10% (30 day USD SOFR Average + 2.750%)(1),(2)	06/25/47		93,385	94,518

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Contego CLO VI DAC Series 6X, Class AR
4.48% (3 mo. EUR EURIBOR + 0.790%)(2),(4)	04/15/34	$100,000	$107,631
Henley CLO VI DAC Series 6X, Class A
4.69% (3 mo. EUR EURIBOR + 1.000%)(2),(4)	06/10/34	100,000	108,140
Rockford Tower Europe CLO DAC Series 2021-2X, Class A
4.67% (3 mo. EUR EURIBOR + 0.960%)(2),(4)	01/24/35	100,000	107,728
RRE 2 Loan Management DAC Series 2X, Class A2R
5.14% (3 mo. EUR EURIBOR + 1.450%)(2),(4)	07/15/35	100,000	107,615
Segovia European CLO DAC Series 2018-5X, Class B1
5.15% (3 mo. EUR EURIBOR + 1.480%)(2),(4)	10/18/31	100,000	108,199
SLM Student Loan Trust Series 2008-5, Class B
7.47% (90 day USD SOFR Average + 2.112%)(2)	07/25/73	50,000	51,073
Student Loan Consolidation Center Student Loan Trust I Series 2002-2, Class B2
1.65% (28 day ARS)(1),(2)	07/01/42	50,000	46,210
TAL Advantage VII LLC Series 2020-1A, Class A
2.05% (1)	09/20/45	59,750	55,265
Textainer Marine Containers VII Ltd. Series 2021-2A, Class A
2.23% (1)	04/20/46	85,100	77,424
Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2
6.17% (1)	05/28/39	100,000	130,799

Total Asset-Backed Securities
(Cost: $1,498,387)			1,533,904

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY —0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K041, Class X3
1.64% (6)	11/25/42	1,247,300	4,863
Federal National Mortgage Association-Aces Series 2016-M2, Class X3 (I/O)
2.04% (6)	04/25/36	123,654	1
Federal National Mortgage Association-Aces Series 2016-M4, Class X2 (I/O)
2.69% (6)	01/25/39	384,520	2,013
Government National Mortgage Association Series 2011-147, Class IO (I/O)
0.00% (6)	10/16/44	13,046	—
Government National Mortgage Association Series 2012-144, Class IO (I/O)
0.33% (6)	01/16/53	1,398,251	13,762

Total Commercial Mortgage-Backed Securities — Agency (Cost: $35,507)			20,639

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —4.9%
BHMS Mortgage Trust Series 2018-ATLS, Class C
7.53% (1 mo. USD Term SOFR + 2.197%)(1),(2)	07/15/35	100,000	99,445

Issues	Maturity Date	Principal Amount	Value
BX Commercial Mortgage Trust Series 2021-XL2, Class C
6.64% (1 mo. USD Term SOFR + 1.312%)(1),(2)	10/15/38	$105,586	$104,110
BX Mortgage Trust Series 2021-PAC, Class B
6.34% (1 mo. USD Term SOFR + 1.013%)(1),(2)	10/15/36	100,000	98,253
BX Mortgage Trust Series 2021-PAC, Class E
7.39% (1 mo. USD Term SOFR + 2.062%)(1),(2)	10/15/36	100,000	97,841
BX Trust Series 2022-CLS, Class C
6.79% (1)	10/13/27	90,000	82,248
BXHPP Trust Series 2021-FILM, Class C
6.54% (1 mo. USD Term SOFR + 1.214%)(1),(2)	08/15/36	89,000	83,422
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)
1.14% (6)	10/15/45	167,201	2
COMM Mortgage Trust Series 2017-PANW, Class D
3.93% (1),(6)	10/10/29	100,000	90,035
GS Mortgage Securities Trust Series 2010-C1, Class X (I/O)
0.44% (1),(6)	08/10/43	945,525	9
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3, Class XB (I/O)
0.39% (1),(6)	02/15/46	5,896,492	14,036
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, Class A3
3.06%	05/15/49	26,875	26,070
STWD Trust Series 2021-FLWR, Class B
6.37% (1 mo. USD Term SOFR + 1.040%)(1),(2)	07/15/36	100,000	98,402
UBS Commercial Mortgage Trust Series 2017-C3, Class A4
3.43%	08/15/50	60,000	56,316
Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class A
6.01% (1)	06/10/37	100,000	102,923

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $915,466)			953,112

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY —21.9%
Federal Home Loan Mortgage Corp., Pool #G08681
3.50%	12/01/45	14,801	13,757
Federal Home Loan Mortgage Corp., Pool #G08698
3.50%	03/01/46	13,866	12,826
Federal Home Loan Mortgage Corp., Pool #G08716
3.50%	08/01/46	14,139	13,079
Federal Home Loan Mortgage Corp., Pool #G08721
3.00%	09/01/46	2,876	2,575
Federal Home Loan Mortgage Corp., Pool #G08722
3.50%	09/01/46	1,444	1,336
Federal Home Loan Mortgage Corp., Pool #G08732
3.00%	11/01/46	4,070	3,644
Federal Home Loan Mortgage Corp., Pool #G08762
4.00%	05/01/47	12,703	12,105
Federal Home Loan Mortgage Corp., Pool #G08833
5.00%	07/01/48	1,794	1,797
Federal Home Loan Mortgage Corp., Pool #QD7360
2.50%	02/01/52	43,801	36,824
Federal Home Loan Mortgage Corp., Pool #SD0231
3.00%	01/01/50	85,036	75,795
Federal Home Loan Mortgage Corp., Pool #SD8189
2.50%	01/01/52	42,012	35,350

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp., Pool #SD8199
2.00%	03/01/52	$127,757	$102,858
Federal Home Loan Mortgage Corp., Pool #SD8245
4.50%	09/01/52	160,603	154,856
Federal Home Loan Mortgage Corp., Pool #ZT1703
4.00%	01/01/49	33,827	32,320
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)
0.45% (-30 day USD SOFR Average + 5.786%)(2)	04/15/38	30,618	1,813
Federal National Mortgage Association, Pool #AB3679
3.50%	10/01/41	38,146	35,823
Federal National Mortgage Association, Pool #AB4045
3.50%	12/01/41	54,464	51,197
Federal National Mortgage Association, Pool #AT5914
3.50%	06/01/43	17,379	16,221
Federal National Mortgage Association, Pool #BD7081
4.00%	03/01/47	13,747	13,083
Federal National Mortgage Association, Pool #BV2994
2.50%	04/01/52	88,296	74,130
Federal National Mortgage Association, Pool #CA0996
3.50%	01/01/48	43,740	40,448
Federal National Mortgage Association, Pool #CA2208
4.50%	08/01/48	1,250	1,222
Federal National Mortgage Association, Pool #CB2610
2.00%	01/01/52	65,675	53,284
Federal National Mortgage Association, Pool #CB3347
2.00%	01/01/52	175,005	141,174
Federal National Mortgage Association, Pool #FM2870
3.00%	03/01/50	111,925	99,762
Federal National Mortgage Association, Pool #MA1527
3.00%	08/01/33	9,509	9,012
Federal National Mortgage Association, Pool #MA1652
3.50%	11/01/33	15,367	14,782
Federal National Mortgage Association, Pool #MA2705
3.00%	08/01/46	52,881	47,277
Federal National Mortgage Association, Pool #MA4204
2.00%	12/01/40	50,979	43,878
Federal National Mortgage Association, Pool #MA4563
2.50%	03/01/52	86,195	72,367
Federal National Mortgage Association, Pool #MA4733
4.50%	09/01/52	39,892	38,465
Federal National Mortgage Association, Pool #MA5008
4.50%	05/01/53	28,018	26,984
Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F)
0.59% (-30 day USD SOFR Average + 5.936%)(2)	06/25/37	31,442	2,543
Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F)
1.54% (-30 day USD SOFR Average + 6.886%)(2)	03/25/38	35,945	3,825
Federal National Mortgage Association REMICS Series 2009-115, Class SB (I/O) (I/F)
0.79% (-30 day USD SOFR Average + 6.136%)(2)	01/25/40	18,697	1,692
Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F)
1.14% (-30 day USD SOFR Average + 6.486%)(2)	10/25/40	35,134	2,995

Issues	Maturity Date	Principal Amount	Value
Government National Mortgage Association, Pool #MA3597
3.50%	04/20/46	$8,907	$8,297
Government National Mortgage Association, Pool #MA3662
3.00%	05/20/46	24,372	22,053
Government National Mortgage Association, Pool #MA3663
3.50%	05/20/46	1,281	1,193
Government National Mortgage Association, Pool #MA3803
3.50%	07/20/46	5,975	5,566
Government National Mortgage Association, Pool #MA4454
5.00%	05/20/47	6,235	6,292
Government National Mortgage Association, Pool #MA4900
3.50%	12/20/47	27,037	25,115
Government National Mortgage Association, Pool #MA5399
4.50%	08/20/48	11,150	10,935
Government National Mortgage Association, Pool #MA8347
4.50%	10/20/52	112,654	109,312
Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC)
5.00%	11/16/41	29,909	5,869
Government National Mortgage Association, TBA
2.50% (7)	12/01/51	150,000	129,153
5.00% (7)	04/01/54	225,000	222,563
5.50% (7)	04/01/54	50,000	50,165
4.50% (7)	05/01/53	175,000	169,525
Uniform Mortgage-Backed Security, TBA
3.00% (7)	01/01/52	375,000	327,245
3.50% (7)	03/01/52	125,000	113,332
4.00% (7)	04/01/52	525,000	491,848
4.50% (7)	03/01/53	375,000	361,178
2.00% (7)	11/01/51	275,000	221,189
2.50% (7)	12/01/51	250,000	209,627
5.00% (7)	02/01/54	300,000	295,571
5.50% (7)	02/01/54	175,000	175,300

Total Residential Mortgage-Backed Securities — Agency (Cost: $4,214,462)			4,252,427

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—10.2%
BCMSC Trust Series 2000-A, Class A4
8.29% (6)	06/15/30	189,525	19,769
Bear Stearns ALT-A Trust Series 2004-8, Class M2
7.19% (1 mo. USD Term SOFR + 1.839%)(2)	09/25/34	102,093	97,670
Bear Stearns ALT-A Trust Series 2005-7, Class 22A1
5.10% (6)	09/25/35	187,780	110,238
Bear Stearns ALT-A Trust Series 2005-8, Class 11A1
6.00% (1 mo. USD Term SOFR + 0.654%)(2)	10/25/35	22,460	19,590
COLT Mortgage Loan Trust Series 2021-6, Class A1
1.91% (1),(6)	12/25/66	2,507	2,215
Countrywide Alternative Loan Trust Series 2005-56, Class 1A1
6.92% (1 mo. USD Term SOFR + 1.574%)(2)	11/25/35	140,626	128,083
Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A1
6.36% (1 mo. USD Term SOFR + 1.014%)(2)	10/25/47	57,342	53,249
Deephaven Residential Mortgage Trust Series 2021-3, Class A1
1.19% (1),(6)	08/25/66	85,866	73,845

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
DSLA Mortgage Loan Trust Series 2004-AR1, Class A1A
6.30% (1 mo. USD Term SOFR + 0.954%)(2)	09/19/44	$53,948	$49,595
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ5, Class A1
2.00% (1),(6)	10/25/51	79,011	61,610
GS Mortgage-Backed Securities Corp. Trust Series 2022-PJ2, Class A4
2.50% (1),(6)	06/25/52	83,237	67,964
HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A3
5.76% (1 mo. USD Term SOFR + 0.414%)(2)	07/25/36	263,823	108,396
IndyMac INDX Mortgage Loan Trust Series 2005-AR15, Class A2
4.03% (6)	09/25/35	39,856	32,108
IndyMac INDX Mortgage Loan Trust Series 2006-AR4, Class A1A
5.88% (1 mo. USD Term SOFR + 0.534%)(2),(8)	05/25/46	114,038	100,258
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3
5.46%	09/25/29	156,916	95,308
JPMorgan Mortgage Trust Series 2005-A6, Class 7A1
5.04% (6)	08/25/35	8,439	6,902
JPMorgan Mortgage Trust Series 2021-8, Class A3
2.50% (1),(6)	12/25/51	96,841	79,204
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A2B
5.76% (1 mo. USD Term SOFR + 0.414%)(2)	01/25/37	271,519	86,656
Merrill Lynch Alternative Note Asset Trust Series 2007-A3, Class A2D
6.12% (1 mo. USD Term SOFR + 0.774%)(2),(9)	04/25/37	1,251,739	52,659
MFA Trust Series 2021-RPL1, Class A2
2.07% (1),(6)	07/25/60	100,000	82,888
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4
5.94% (1 mo. USD Term SOFR + 0.594%)(2)	06/25/36	223,350	115,306
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-WMC1, Class A2C
6.08% (1 mo. USD Term SOFR + 0.734%)(2)	12/25/35	78,801	76,545
Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE2, Class A2B
5.55% (1 mo. USD Term SOFR + 0.204%)(2)	01/25/37	138,800	62,258
MortgageIT Trust Series 2005-1, Class 1A1
6.10% (1 mo. USD Term SOFR + 0.754%)(2)	02/25/35	9,088	9,112
OBX Trust Series 2021-J1, Class A19
2.50% (1)	05/25/51	612	491

Issues	Maturity Date	Principal Amount	Value
Ownit Mortgage Loan Trust Series 2006-3, Class A2D
6.00% (1 mo. USD Term SOFR + 0.654%)(2)	03/25/37	$37,927	$36,104
RESIMAC Premier Series 2021-1A, Class A1
6.14% (1 mo. USD Term SOFR + 0.814%)(1),(2)	07/10/52	39,315	39,315
Structured Adjustable Rate Mortgage Loan Trust Series 2004-18, Class 4A1
6.86% (6)	12/25/34	7,207	7,080
Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1
6.08% (1 mo. USD Term SOFR + 0.734%)(2)	09/25/45	19,771	17,656
Verus Securitization Trust Series 2021-4, Class A1
0.94% (1),(6)	07/25/66	118,199	97,057
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A
6.08% (1 mo. USD Term SOFR + 0.734%)(2)	01/25/45	32,139	31,931
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR8, Class 2A1A
6.04% (1 mo. USD Term SOFR + 0.694%)(2)	07/25/45	171,169	160,139

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $2,538,385)			1,981,201

U.S. TREASURY SECURITY —0.4% (Cost: $67,938)
U.S. Treasury Bonds
4.63%	05/15/54	69,000	72,272

Total Fixed Income Securities (Cost: $22,322,141)			21,269,936

CONVERTIBLE SECURITIES 0.1%
CONVERTIBLE CORPORATE BONDS —0.1%
Commercial Services — 0.1%
Worldline SA (France) 0.00% (4),(5)	07/30/26	20,640	21,001

Total Convertible Securities (Cost: $20,189)			21,001

		Shares
INVESTMENT COMPANIES—0.9%
TCW Emerging Markets Income Fund — I Class(10)		27,337	178,508

Total Investment Companies (Cost: $176,610)			178,508

COMMON STOCK—0.1%
TELECOMMUNICATIONS—0.1%
Intelsat SA(9),(11)		344	12,883

Total Common Stock (Cost: $31,880)			12,883

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Shares	Value
MONEY MARKET INVESTMENTS —1.0%
TCW Central Cash Fund, 5.29%, 5.29%(10),(12)	200,000	$200,000
Total Money Market Investments
(Cost: $200,000)		200,000

Total Investments (111.5%) (Cost: $22,750,820)		21,682,328

Liabilities In Excess Of Other Assets (-11.5%)		(2,235,075)
Net Assets (100.0%)		$19,447,253

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (13)
Citibank N.A.	AUD	114,701	10/11/24	$ 76,678	$ 75,027	$ (1,651)
Goldman Sachs & Co.	BRL	167,381	10/11/24	29,646	29,392	(254)
Citibank N.A.	CAD	221,232	10/11/24	162,085	160,473	(1,612)
Goldman Sachs & Co.	CHF	90,000	10/11/24	100,683	103,055	2,372
Goldman Sachs & Co.	CLP	9,441,000	10/11/24	9,941	9,987	46
Goldman Sachs & Co.	CNH	5,581,191	10/15/24	769,289	776,664	7,375
Citibank N.A.	CZK	595,280	10/11/24	25,613	25,350	(263)
Goldman Sachs & Co.	DKK	250,000	10/11/24	36,207	36,400	193
Goldman Sachs & Co.	EUR	82,042	08/02/24	88,675	88,777	102
Citibank N.A.	EUR	17,000	10/11/24	18,578	18,456	(122)
Goldman Sachs & Co.	GBP	113,000	10/11/24	145,759	145,227	(531)
Goldman Sachs & Co.	INR	15,924,000	10/11/24	190,172	189,765	(407)
Citibank N.A.	JPY	295,469,000	10/11/24	1,855,237	1,984,045	128,808
Goldman Sachs & Co.	KRW	95,930,749	10/11/24	69,641	69,969	328
Goldman Sachs & Co.	MXN	769,000	10/11/24	41,455	40,829	(626)
Citibank N.A.	MXN	161,000	11/19/24	8,797	8,496	(301)
Goldman Sachs & Co.	MXN	3,826,000	11/19/24	207,921	201,896	(6,025)
Citibank N.A.	NOK	1,683,000	10/11/24	157,863	154,159	(3,704)
Bank of New York	NZD	219,000	10/11/24	132,425	130,082	(2,343)
Goldman Sachs & Co.	PEN	35,516	10/11/24	9,334	9,548	214
Goldman Sachs & Co.	PLN	20,273	10/11/24	5,043	5,104	61
Goldman Sachs & Co.	SEK	105,000	10/11/24	9,962	9,832	(130)
Citibank N.A.	THB	855,818	10/11/24	23,492	24,142	650
				$ 4,174,496	$ 4,296,675	$ 122,180
SELL (14)
Goldman Sachs & Co.	COP	4,853,486	10/11/24	1,168	1,184	(16)
Goldman Sachs & Co.	EUR	176,000	10/11/24	191,499	191,075	424
Citibank N.A.	EUR	734,676	10/11/24	799,010	797,605	1,405
Goldman Sachs & Co.	GBP	35,080	08/02/24	45,084	45,058	26
Citibank N.A.	GBP	1,425,242	10/11/24	1,826,640	1,831,714	(5,074)
Bank of New York	GBP	14,000	10/11/24	17,905	17,993	(88)
Goldman Sachs & Co.	ILS	13,674	10/15/24	3,650	3,653	(3)
Citibank N.A.	JPY	6,978,000	10/11/24	44,634	46,856	(2,222)
Citibank N.A.	MXN	3,987,000	11/19/24	216,883	210,392	6,491
Goldman Sachs & Co.	MYR	298,804	10/11/24	63,403	65,345	(1,942)
Goldman Sachs & Co.	NZD	2,165,000	10/11/24	1,322,440	1,285,969	36,471
Goldman Sachs & Co.	RON	244,539	10/11/24	53,034	53,122	(88)
Goldman Sachs & Co.	SGD	14,327	10/11/24	10,634	10,748	(114)
Citibank N.A.	ZAR	552,501	10/11/24	29,869	30,208	(339)
				$ 4,625,853	$ 4,590,922	$ 34,931

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
10	2-Year Canadian Bond Futures	09/18/24	$746,191	$752,506	$6,315
19	2-Year U.S. Treasury Note Futures	09/30/24	3,871,595	3,901,977	30,382
2	5-Year Canadian Bond Futures	09/18/24	159,386	162,901	3,515
23	5-Year U.S. Treasury Note Futures	09/30/24	2,446,585	2,481,484	34,899
13	Euro SCHWATZ Futures	09/6/24	1,480,388	1,492,189	11,801
13	Euro-Bobl Future	09/6/24	1,622,506	1,653,049	30,543
3	U.S. Ultra Long Bond Futures	09/19/24	375,569	383,906	8,337
			$10,702,220	$10,828,012	$125,792
Short Futures
3	10-Year U.S. Treasury Note Futures	09/19/24	(336,838)	$(346,734)	$(9,896)
3	Euro-Bund Future	09/6/24	(422,048)	(434,128)	(12,080)
1	Long Gilt Futures	09/26/24	(124,423)	(127,443)	(3,020)
			$(883,309)	$(908,305)	$(24,996)

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 400,000	02/27/26	Annual	2-Year Sterling Overnight Index Average	Annual	4.5380%	$1,041	$ (230)	$811
GBP 400,000	08/27/26	Annual	2-Year Sterling Overnight Index Average	Annual	4.5720%	3,613	—	3,613
						$4,654	$ 230	$4,424

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
COP	Colombian Peso.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
DKK	Danish Krone.
EUR	Euro Currency.
GBP	British Pound Sterling.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SEK	Swedish Krona.
SGD	Singapore Dollar.
ZAR	South African Rand.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $2,732,074 or 14.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2024.
(3)	Perpetual maturity.
(4)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2024, the value of these securities amounted to $7,367,625 or 37.9% of net assets.

(5)	Security is not accruing interest.
(6)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(10)	Affiliated issuer.
(11)	Non-income producing security.
(12)	Rate disclosed is the 7-day net yield as of July 31, 2024.
(13)	Fund buys foreign currency, sells U.S. Dollar.
(14)	Fund sells foreign currency, buys U.S. Dollar.

TCW Global Bond Fund

Schedule of Investments (Continued)

The summary of the TCW Global Bond Fund transactions in the affiliated funds for the period ended July 31, 2024 is as follows:

Name of Affiliated Fund		Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2024	Value at July 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$	-	$450,000	$250,000	200,000	$200,000	$583	$-	$-	$-
TCW Emerging Markets Income Fund — I Class
	$	564,812	$15,236	$451,119	27,337	$178,509	$12,653	$-	$(123,714)	$173,294
Total						$378,509	$13,236	$-	$(123,714)	$173,294

TCW Global Bond Fund

Investments by Sector (Unaudited)	July 31, 2024

Sector	Percentage of Net Assets
Foreign Government Bonds	45.5%
Residential Mortgage-Backed Securities — Agency	21.9
Corporate Bonds	18.3
Residential Mortgage-Backed Securities — Non-Agency	10.2
Asset-Backed Securities	7.9
Commercial Mortgage-Backed Securities — Non-Agency	4.9
Money Market Investments	1.0
Investment Companies	0.9
U.S. Treasury Securities	0.4
Municipal Bonds	0.2
Convertible Corporate Bonds	0.1
Commercial Mortgage-Backed Securities — Agency	0.1
Common Stock	0.1
Other*	(11.5)

Total	100.0%

* Includes futures, swap agreements, pending trades, written options interest receivable, fund share transactions and accrued expenses payable.

TCW Global Bond Fund

Investments by Country (Unaudited)	July 31, 2024

Country	Percentage of Net Assets
United States	52.4%
Great Britain	13.5
New Zealand	6.1
Ireland	5.8
China	5.3
France	3.8
Italy	2.5
Germany	2.4
Canada	2.0
Supranational	1.9
South Korea	1.8
Brazil	1.3
Australia	1.2
Japan	1.2
Mexico	1.2
Spain	1.1
Chile	1.0
Kazakhstan	1.0
Jersey	0.7
Malaysia	0.7
Luxembourg	0.6
Cayman Islands	0.5
Indonesia	0.5
Netherlands	0.5
Portugal	0.5
Bermuda	0.4
Romania	0.3
Singapore	0.3
Sweden	0.3
Poland	0.2
Thailand	0.2
Colombia	0.1
Israel	0.1
South Africa	0.1
Hungary	0.0

Total	111.5%

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2024

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$8,847,624	$—	$8,847,624
Residential Mortgage-Backed Securities — Agency	—	4,252,427	—	4,252,427
Corporate Bonds	—	3,567,465	—	3,567,465
Residential Mortgage-Backed Securities — Non-Agency	—	1,928,542	52,659	1,981,201
Asset-Backed Securities	—	1,533,904	—	1,533,904
Commercial Mortgage-Backed Securities — Non-Agency	—	953,112	—	953,112
U.S. Treasury Securities	72,272	—	—	72,272
Municipal Bonds	—	41,292	—	41,292
Commercial Mortgage-Backed Securities — Agency	—	20,639	—	20,639
Total Fixed Income Securities	72,272	21,145,005	52,659	21,269,936
Money Market Investments	200,000	—	—	200,000
Investment Companies	178,508	—	—	178,508
Convertible Corporate Bonds	—	21,001	—	21,001
Common Stock	—	—	12,883	12,883
Total Investments	$450,780	$21,166,006	$65,542	$21,682,328
Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	184,966	—	184,966
Futures Contracts
Interest Rate Risk	119,477	6,315	—	125,792
Swap Agreements
Interest Rate Risk	—	4,424	—	4,424
Total	$570,257	$21,361,711	$65,542	$21,997,510

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(27,855)	$—	$(27,855)
Futures Contracts
Interest Rate Risk	(24,996)	—	—	(24,996)
Total	$(24,996)	$(27,855)	$—	$(52,851)

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —91.5% of Net Assets
BANK LOANS—15.6%
Advertising — 0.2%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B
10.40% (3 mo. USD Term SOFR + 5.000%)(1)	04/11/29	$90,365	$85,282

Auto Parts & Equipment — 0.4%
First Brands Group LLC 2021 Term Loan
10.25% (3 mo. USD Term SOFR + 5.000%)(1)	03/30/27	194,992	194,048

Beverages — 0.2%
Pegasus BidCo BV 2024 USD Term Loan
9.07% (3 mo. USD Term SOFR + 3.750%)(1)	07/12/29	83,580	83,963

Chemicals — 0.2%
Chemours Co. 2023 USD Term Loan B
8.84% (1 mo. USD Term SOFR + 3.500%)(1)	08/18/28	84,363	84,433

Commercial Services — 0.4%
Ryan LLC Delayed Draw Term Loan
4.50% (3 mo. USD Term SOFR + 4.500%)(1),(2)	11/14/30	9,524	9,566
Ryan LLC Term Loan
8.84% (1 mo. USD Term SOFR + 3.500%)(1)	11/14/30	90,250	90,645
VT Topco, Inc. 2024 Term Loan B
8.84% (1 mo. USD Term SOFR + 3.500%)(1)	08/09/30	74,625	75,309

			175,520

Computers — 0.7%
Amazon Holdco, Inc. 2024 Term Loan B
0.00% (3)	07/30/31	250,000	250,938
Indy U.S. Holdco LLC 2024 USD Term Loan
10.09% (1 mo. USD Term SOFR + 4.750%)(1)	03/06/28	75,000	74,797

			325,735

Distribution &Wholesale — 0.4%
Patriot Container Corp. 2018 2nd Lien Term Loan
13.19% (1 mo. USD Term SOFR + 7.750%)(1)	03/20/26	28,000	24,308
Veritiv Corp. Term Loan B
9.83% (3 mo. USD Term SOFR + 4.500%)(1)	11/30/30	150,000	150,406

			174,714

Diversified Financial Services — 0.5%
Jane Street Group LLC 2024 Term Loan B
7.96% (1 mo. USD Term SOFR + 2.500%)(1)	01/26/28	194,990	195,643

Issues	Maturity Date	Principal Amount	Value
Electric — 0.3%
Edgewater Generation LLC 2024 Term Loan B
0.00% (3)	07/25/30	$110,000	$111,444

Engineering & Construction — 0.3%
Artera Services LLC 2024 Term Loan
9.83% (3 mo. USD Term SOFR + 4.500%)(1)	02/15/31	139,650	140,327

Entertainment — 1.4%
Caesars Entertainment, Inc. 2024 Term Loan B1
8.10% (3 mo. USD Term SOFR + 2.750%)(1)	02/06/31	279,300	280,272
Light & Wonder International, Inc. 2024 Term Loan
7.58% (1 mo. USD Term SOFR + 2.250%)(1)	04/14/29	139,650	140,785
Ontario Gaming GTA LP Term Loan B
9.58% (3 mo. USD Term SOFR + 4.250%)(1)	08/01/30	206,960	208,108

			629,165
Food — 0.6%
Chobani LLC 2023 Incremental Term Loan
9.08% (1 mo. USD Term SOFR + 3.750%)(1)	10/25/27	124,375	125,075
United Natural Foods, Inc. 2024 Term Loan
10.09% (1 mo. USD Term SOFR + 4.750%)(1)	05/01/31	154,613	155,966

			281,041

Health Care-Products — 0.3%
Auris Luxembourg III SARL 2024 USD Term Loan
B4 9.56% (6 mo. USD Term SOFR + 4.250%)(1)	02/28/29	94,083	94,612
Sotera Health Holdings LLC 2024 Term Loan B
8.59% (1 mo. USD Term SOFR + 3.250%)(1)	05/30/31	50,000	49,977

			144,589

Health Care-Services — 1.0%
eResearchTechnology, Inc. 2024 Term Loan
9.34% (1 mo. USD Term SOFR + 4.000%)(1)	02/04/27	125,427	126,289
Heartland Dental LLC 2024 Term Loan
9.84% (1 mo. USD Term SOFR + 4.500%)(1)	04/28/28	74,813	74,864
Modivcare, Inc. 2024 Term Loan B
10.08% (3 mo. USD Term SOFR + 4.750%)(1)	06/20/31	225,000	219,656

			420,809

Home Furnishings — 0.3%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B
0.00% (2),(3)	07/31/28	137,650	138,186

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Insurance — 0.3%
Acrisure LLC 2024 Term Loan B6
0.00% (3)	11/06/30	$50,000	$50,013
Asurion LLC 2020 Term Loan B8
8.71% (1 mo. USD Term SOFR + 3.250%)(1)	12/23/26	99,485	99,257

			149,270

Internet — 1.3%
Delivery Hero SE 2024 USD Term Loan B
0.00% (3)	12/12/29	70,000	70,113
Magnite, Inc. 2024 Term Loan B
9.60% (6 mo. USD Term SOFR + 4.500%)(1)	02/06/31	391,020	393,587
MH Sub I LLC 2023 Term Loan
9.59% (1 mo. USD Term SOFR + 4.250%)(1)	05/03/28	88,465	88,358

			552,058

Machinery-Diversified — 0.9%
ASP Blade Holdings, Inc. Initial Term Loan
9.60% (3 mo. USD Term SOFR + 4.000%)(1)	10/13/28	546,824	409,981

Media — 0.2%
Virgin Media Bristol LLC 2023 USD Term Loan Y
8.66% (6 mo. USD Term SOFR + 3.250%)(1)	03/31/31	66,750	63,891

Mining — 0.2%
Arsenal AIC Parent LLC 2024 Term Loan B
9.09% (1 mo. USD Term SOFR + 3.750%)(1)	08/18/30	99,251	99,772

Office/Business Equipment — 0.4%
Xerox Holdings Corp. 2023 Term Loan B
9.34% (1 mo. USD Term SOFR + 4.000%)(1)	11/17/29	176,250	175,956

Oil & Gas — 0.4%
Parkway Generation LLC Term Loan B
0.00% (3)	02/18/29	57,361	57,899
Parkway Generation LLC Term Loan C
0.00% (3)	02/18/29	7,639	7,711
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B
0.00% (3)	06/27/29	100,000	99,750

			165,360

Packaging & Containers — 1.0%
Plaze, Inc. 2020 Incremental Term Loan
9.21% (1 mo. USD Term SOFR + 3.750%)(1)	08/03/26	82,279	77,480
Proampac PG Borrower LLC 2024 Term Loan
9.30% (3 mo. USD Term SOFR + 4.000%)(1)	09/15/28	373,127	374,877

			452,357

Issues	Maturity Date	Principal Amount	Value
Pharmaceuticals — 0.3%
Jazz Financing Lux SARL 2024 Term Loan B
7.59% (1 mo. USD Term SOFR + 2.500%)(1)	05/05/28	$139,203	$139,600

Pipelines — 0.5%
NGL Energy Partners LP 2024 Term Loan B
9.84% (1 mo. USD Term SOFR + 4.500%)(1)	02/02/31	209,650	209,759

Real Estate — 0.2%
Greystar Real Estate Partners LLC 2024 Term Loan B
8.58% (3 mo. USD Term SOFR + 3.250%)(1)	08/21/30	99,251	99,747

REIT — 0.2%
OEG Borrower LLC 2024 Term Loan B
8.83% (3 mo. USD Term SOFR + 3.500%)(1)	06/25/31	100,000	100,125

Retail — 0.6%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6
7.09% (1 mo. USD Term SOFR + 1.750%)(1)	09/20/30	115,000	114,672
Tacala LLC 2024 Term Loan
9.34% (1 mo. USD Term SOFR + 4.000%)(1)	01/31/31	139,650	140,484

			255,156

Software — 1.3%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan
0.00% (3)	07/02/32	50,000	49,937
Boxer Parent Co., Inc. 2024 Term Loan B
0.00% (3)	07/03/31	50,000	49,834
CT Technologies Intermediate Holdings, Inc. 2021 Term Loan B
9.71% (1 mo. USD Term SOFR + 4.250%)(1)	12/16/25	140,288	140,726
DTI Holdco, Inc. 2022 Term Loan
0.00% (3)	04/26/29	150,000	150,750
EagleView Technology Corp. 2018 Add On Term Loan B
9.10% (3 mo. USD Term SOFR + 3.500%)(1)	08/14/25	190,984	182,072

			573,319

Telecommunications — 0.6%
SBA Senior Finance II LLC 2024 Term Loan B
7.34% (1 mo. USD Term SOFR + 2.000%)(1)	01/25/31	256,707	257,403

Total Bank Loans
(Cost: $6,979,194)			6,888,653
CORPORATE BONDS—75.9%
Aerospace & Defense — 2.3%
Boeing Co.
6.53% (4)	05/01/34	160,000	168,040

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
General Electric Co.
6.06% (3 mo. USD Term SOFR + 0.742%)(1)	08/15/36		$52,000	$49,400
TransDigm, Inc.
4.63%	01/15/29		135,000	127,811
6.38% (4)	03/01/29		547,000	557,606
6.75% (4)	08/15/28		18,000	18,375
6.88% (4)	12/15/30		70,000	72,076

				993,308

Agriculture — 1.0%
BAT Capital Corp. (United Kingdom)
5.28%	04/02/50		401,000	352,828
Imperial Brands Finance Netherlands BV (United Kingdom)
1.75% (5)	03/18/33	EUR	120,000	107,225

				460,053

Auto Manufacturers — 2.9%
Allison Transmission, Inc.
3.75% (4)	01/30/31		100,000	89,343
Ford Motor Credit Co. LLC
2.30%	02/10/25		315,000	309,113
3.66%	09/08/24		150,000	149,673
4.06%	11/01/24		755,000	751,391

				1,299,520

Banks — 2.1%
Bank of America Corp.
4.38% (5 yr. CMT + 2.760%)(1),(6)	01/27/27		225,000	212,636
Bank of New York Mellon Corp.
3.75% (5 yr. CMT + 2.630%)(1),(6)	12/20/26		285,000	263,924
JPMorgan Chase & Co.
3.65% (5 yr. CMT + 2.850%)(1),(6)	06/01/26		95,000	90,283
U.S. Bancorp
3.70% (5 yr. CMT + 2.541%)(1),(6)	01/15/27		400,000	362,260

				929,103

Beverages — 0.7%
Triton Water Holdings, Inc.
6.25% (4)	04/01/29		329,000	321,364

Chemicals — 1.2%
Axalta Coating Systems Dutch Holding B BV
7.25% (4)	02/15/31		150,000	157,408
Herens Holdco SARL(Luxembourg)
4.75% (4)	05/15/28		57,000	49,514
Olympus Water U.S. Holding Corp.
7.13% (4)	10/01/27		125,000	126,517
SCIH Salt Holdings, Inc.
4.88% (4)	05/01/28		70,000	65,293
SK Invictus Intermediate II SARL
5.00% (4)	10/30/29		136,000	126,796

				525,528

Commercial Services — 3.3%
Adtalem Global Education, Inc.
5.50% (4)	03/01/28		238,000	231,572
Block, Inc.
3.50%	06/01/31		188,000	163,415
Carriage Services, Inc.
4.25% (4)	05/15/29		277,000	251,076

Issues	Maturity Date	Principal Amount	Value
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% (4)	08/31/27	$100,000	$93,491
5.75% (4)	04/15/26	270,000	269,905
Upbound Group, Inc.
6.38% (4)	02/15/29	205,000	200,666
Valvoline, Inc.
3.63% (4)	06/15/31	230,000	201,285
VT Topco, Inc.
8.50% (4)	08/15/30	40,000	42,341

			1,453,751

Computers — 1.5%
Insight Enterprises, Inc.
6.63% (4)	05/15/32	235,000	241,940
NCR Voyix Corp.
5.25% (4)	10/01/30	150,000	140,964
Science Applications International Corp.
4.88% (4)	04/01/28	275,000	266,546

			649,450

Cosmetics/Personal Care — 0.4%
Prestige Brands, Inc.
3.75% (4)	04/01/31	215,000	189,877

Diversified Financial Services — 1.8%
American Express Co.
3.55% (5 yr. CMT + 2.854%)(1),(6)	09/15/26	230,000	214,942
Charles Schwab Corp.
5.00% (5 yr. CMT + 3.256%)(1),(6)	06/01/27	265,000	250,041
GGAM Finance Ltd. (Ireland)
8.00% (4)	02/15/27	115,000	119,028
Jane Street Group/JSG Finance, Inc.
4.50% (4)	11/15/29	90,000	85,308
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40% (4)	03/26/29	125,000	128,430

			797,749

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
4.38% (4)	03/31/29	125,000	115,491

Electronics — 0.1%
Coherent Corp.
5.00% (4)	12/15/29	65,000	62,001

Entertainment — 3.1%
Banijay Entertainment SAS (France)
8.13% (4)	05/01/29	110,000	114,029
Churchill Downs, Inc.,
4.75% (4)	01/15/28	70,000	67,624
5.75% (4)	04/01/30	57,000	55,908
Everi Holdings, Inc.
5.00% (4)	07/15/29	275,000	272,517
Live Nation Entertainment, Inc.
4.75% (4)	10/15/27	115,000	111,702
5.63% (4)	03/15/26	55,000	54,560
Penn Entertainment, Inc.
5.63% (4)	01/15/27	65,000	63,486
WarnerMedia Holdings, Inc.
5.14%	03/15/52	850,000	632,748

			1,372,574

Environmental Control — 0.6%
Madison IAQ LLC
4.13% (4)	06/30/28	150,000	140,255

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
Paprec Holding SA (France)
7.25% (4)	11/17/29	EUR	100,000	$114,149

				254,404

Food — 2.8%
ELO SACA (France)
6.00% (5)	03/22/29	EUR	200,000	204,266
Nathan’s Famous, Inc.
6.63% (4)	11/01/25		$6,000	6,008
Pilgrim’s Pride Corp.
3.50%	03/01/32		675,000	586,312
Post Holdings, Inc.
5.63% (4)	01/15/28		205,000	203,139
Smithfield Foods, Inc.
5.20% (4)	04/01/29		217,000	214,500

				1,214,225

Hand/Machine Tools — 0.2%
IMA Industria Macchine Automatiche SpA (Italy)
7.44% (3 mo. EUR EURIBOR + 3.750%)(1),(4)	04/15/29	EUR	100,000	109,542

Health Care-Products — 0.9%
Hologic, Inc.
3.25% (4)	02/15/29		$55,000	50,212
Sotera Health Holdings LLC
7.38% (4)	06/01/31		80,000	81,857
Teleflex, Inc.
4.25% (4)	06/01/28		260,000	247,569

				379,638

Health Care-Services — 8.6%
Catalent Pharma Solutions, Inc.
3.50% (4)	04/01/30		120,000	115,742
Centene Corp.
2.45%	07/15/28		185,000	167,370
2.63%	08/01/31		250,000	209,077
3.00%	10/15/30		75,000	65,844
4.25%	12/15/27		810,000	785,595
Ephios Subco 3 SARL (Luxembourg)
7.88% (4)	01/31/31	EUR	100,000	116,709
Fortrea Holdings, Inc.
7.50% (4)	07/01/30		$50,000	50,759
HealthEquity, Inc.
4.50% (4)	10/01/29		170,000	160,390
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50% (4)	04/30/28		75,000	80,104
IQVIA, Inc.
5.00% (4)	05/15/27		228,000	224,477
Kedrion SpA (Italy)
6.50% (4)	09/01/29		135,000	125,334
ModivCare Escrow Issuer, Inc.
5.00% (4)	10/01/29		500,000	338,660
Star Parent, Inc.
9.00% (4)	10/01/30		155,000	165,684
Tenet Healthcare Corp.
4.63%	06/15/28		290,000	279,453
5.13%	11/01/27		920,000	905,740

				3,790,938

Household Products/Wares — 0.4%
Central Garden & Pet Co.
4.13%	10/15/30		105,000	95,013

Issues	Maturity Date	Principal Amount	Value
Spectrum Brands, Inc.
3.88% (4)	03/15/31	$103,000	$86,750

			181,763

Housewares — 0.8%
Newell Brands, Inc.
4.88%	06/01/25	349,000	347,314

Insurance — 1.3%
Acrisure LLC/Acrisure Finance, Inc.
4.25% (4)	02/15/29	155,000	142,888
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25% (4)	10/15/27	165,000	157,268
7.00% (4)	01/15/31	100,000	101,866
HUB International Ltd.
7.25% (4)	06/15/30	115,000	118,730
Panther Escrow Issuer LLC
7.13% (4)	06/01/31	70,000	71,875

			592,627

Internet — 1.3%
Cogent Communications Group LLC
7.00% (4)	06/15/27	100,000	100,952
Uber Technologies, Inc.
7.50% (4)	09/15/27	475,000	484,533

			585,485

Investment Companies — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%	02/01/29	256,000	222,951
9.00% (4)	06/15/30	40,000	40,597
9.75% (4)	01/15/29	135,000	142,217

			405,765

Iron & Steel — 0.3%
ATI, Inc.
5.13%	10/01/31	130,000	123,061
7.25%	08/15/30	30,000	31,396

			154,457

Lodging — 2.0%
Hilton Domestic Operating Co., Inc.
3.63% (4)	02/15/32	147,000	128,935
Wyndham Hotels & Resorts, Inc.
4.38% (4)	08/15/28	237,000	224,048
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25% (4)	05/15/27	540,000	529,524

			882,507

Machinery-Construction & Mining — 0.4%
BWX Technologies, Inc.
4.13% (4)	06/30/28	185,000	176,098

Media — 7.2%
Cable One, Inc.
4.00% (4)	11/15/30	200,000	154,014
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% (4)	08/15/30	65,000	56,939
5.13% (4)	05/01/27	355,000	344,982
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50% (4)	05/01/26	692,000	688,761
CSC Holdings LLC
6.50% (4)	02/01/29	725,000	559,142
7.50% (4)	04/01/28	110,000	62,459
11.75% (4)	01/31/29	14,000	12,668
DISH DBS Corp.
5.25% (4)	12/01/26	350,000	291,575

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
7.38%	07/01/28		$132,000	$61,264
7.75%	07/01/26		30,000	19,344
Nexstar Media, Inc.
4.75% (4)	11/01/28		140,000	128,867
Sirius XM Radio, Inc.
5.50% (4)	07/01/29		100,000	95,737
Tele Columbus AG (Germany)
10.00% (7),(4)	01/01/29	EUR	202,781	170,317
VZ Secured Financing BV (Netherlands)
3.50% (5)	01/15/32	EUR	190,000	185,027
5.00% (4)	01/15/32		$410,000	359,303

				3,190,399

Oil & Gas — 0.6%
Sunoco LP
7.00% (4)	05/01/29		120,000	123,779
Transocean Titan Financing Ltd.
8.38% (4)	02/01/28		120,000	124,903

				248,682

Oil & Gas Services — 0.5%
USA Compression Partners LP/USA Compression Finance Corp.
7.13% (4)	03/15/29		200,000	203,750

Packaging & Containers — 4.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% (4)	08/15/26		80,000	67,845
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25% (4)	08/15/27		320,000	183,625
Ball Corp.
6.88%	03/15/28		300,000	308,616
Berry Global, Inc.
4.88% (4)	07/15/26		28,000	27,696
5.65% (4)	01/15/34		275,000	275,968
Clearwater Paper Corp.
4.75% (4)	08/15/28		264,000	249,805
Graphic Packaging International LLC
4.13%	08/15/24		725,000	724,369
Sealed Air Corp.
4.00% (4)	12/01/27		124,000	117,734
Silgan Holdings, Inc.
4.13%	02/01/28		125,000	119,345
Trivium Packaging Finance BV (Netherlands)
5.50% (4)	08/15/26		55,000	53,926

				2,128,929

Pharmaceuticals — 3.0%
1375209 BC Ltd. (Canada)
9.00% (4)	01/30/28		390,000	372,801
180 Medical, Inc. (United Kingdom)
3.88% (4)	10/15/29		138,000	125,552
Bausch Health Cos., Inc. (Canada)
5.75% (4)	08/15/27		18,000	14,840
Bayer U.S. Finance LLC
6.50% (4)	11/21/33		220,000	230,958
Grifols SA (Spain)
3.88% (5)	10/15/28	EUR	100,000	95,499
4.75% (4)	10/15/28		$275,000	251,127
Option Care Health, Inc.
4.38% (4)	10/31/29		50,000	46,721
Teva Pharmaceutical Finance Netherlands III BV
8.13%	09/15/31		150,000	168,156

				1,305,654

Issues	Maturity Date		Principal Amount	Value
Pipelines — 2.8%
Energy Transfer LP
6.63% (3 mo. USD LIBOR + 4.155%)(1),(6)	02/15/28		$240,000	$235,800
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29		125,000	124,620
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38% (4)	02/15/32		20,000	20,455
TransMontaigne Partners LP/TLP Finance Corp.
6.13%	02/15/26		182,000	180,200
Venture Global Calcasieu Pass LLC
4.13% (4)	08/15/31		285,000	259,453
Venture Global LNG, Inc.
7.00% (4)	01/15/30		160,000	161,910
9.50% (4)	02/01/29		240,000	267,026

				1,249,464

Real Estate — 0.5%
Blackstone Property Partners Europe Holdings SARL (Luxembourg)
1.00% (5)	05/04/28	EUR	100,000	97,141
Cushman & Wakefield U.S. Borrower LLC
8.88% (4)	09/01/31		95,000	102,438

				199,579

REIT — 5.9%
American Assets Trust LP
3.38%	02/01/31		475,000	399,090
GLP Capital LP/GLP Financing II, Inc.
5.25%	06/01/25		230,000	229,085
5.75%	06/01/28		473,000	479,674
Hudson Pacific Properties LP
3.25%	01/15/30		132,000	100,902
4.65%	04/01/29		140,000	118,124
Piedmont Operating Partnership LP
2.75%	04/01/32		50,000	38,021
6.88%	07/15/29		105,000	106,984
VICI Properties LP
4.95%	02/15/30		600,000	590,928
VICI Properties LP/VICI Note Co., Inc.
3.88% (4)	02/15/29		24,000	22,617
4.63% (4)	06/15/25		512,000	507,423

				2,592,848

Retail — 3.4%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% (4)	04/01/26		200,000	200,988
5.88% (4)	04/01/29		378,000	352,825
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63% (4)	01/15/29		125,000	116,934
FirstCash, Inc.
5.63% (4)	01/01/30		165,000	160,415
Lithia Motors, Inc.
3.88% (4)	06/01/29		95,000	86,546
Michaels Cos., Inc.
5.25% (4)	05/01/28		480,000	355,790
7.88% (4)	05/01/29		125,000	72,018
Papa John’s International, Inc.
3.88% (4)	09/15/29		194,000	172,912

				1,518,428

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date		Principal Amount	Value
Software — 2.2%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75% (4)	05/01/29		$115,000	$118,970
Open Text Corp. (Canada)
6.90% (4)	12/01/27		85,000	88,244
RingCentral, Inc.
8.50% (4)	08/15/30		165,000	173,390
SS&C Technologies, Inc.
5.50% (4)	09/30/27		445,000	441,347
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88% (4)	02/01/29		165,000	150,864

				972,815

Telecommunications — 3.8%
Altice France SA
5.13% (4)	01/15/29		200,000	138,820
5.50% (4)	10/15/29		450,000	317,079
8.13% (4)	02/01/27		125,000	101,224
Consolidated Communications, Inc.
6.50% (4)	10/01/28		95,000	85,897
Frontier Communications Holdings LLC
5.88% (4)	10/15/27		247,000	244,839
8.63% (4)	03/15/31		100,000	104,866
Global Switch Finance BV (United Kingdom)
1.38% (5)	10/07/30	EUR	115,000	112,933
SES GLOBAL Americas Holdings, Inc. (Luxembourg)
5.30% (4)	03/25/44		159,000	121,878
Zayo Group Holdings, Inc.
4.00% (4)	03/01/27		525,000	447,463

				1,674,999

Total Corporate Bonds (Cost: $34,384,226)				33,530,079

Total Fixed Income Securities (Cost: $41,363,420)				40,418,732

CONVERTIBLE SECURITIES (0.2% )
CONVERTIBLE CORPORATE BONDS—0.2%
Commercial Services — 0.2%
Worldline SA (France)
0.00% (5),(8)	07/30/26	EUR	61,920	63,002

Total Convertible Corporate Bonds (Cost: $60,763)				63,002

			Shares
WARRANTS—0.0%
Entertainment — 0.0%
Cineworld Group PLC(9),(10)			42,717	—

Total Warrants (Cost: $—)				—

MONEY MARKET INVESTMENTS—9.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26%(11)			321,191	321,191
TCW Central Cash Fund, 5.29%(11),(12)			3,920,000	3,920,000
Total Money Market Investments (Cost: $4,241,191)				4,241,191

Total Investments (101.3%) (Cost: $45,665,374)				44,722,925

Liabilities In Excess Of Other Assets (-1.3%)				(571,076)
Net Assets (100.0%)				$44,151,849

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1	10-Year U.S. Treasury Note Futures	09/19/24	$114,345	$115,578	$1,233
34	2-Year U.S. Treasury Note Futures	09/30/24	6,933,754	6,982,484	48,730
59	5-Year U.S. Treasury Note Futures	09/30/24	6,285,090	6,365,547	80,457

			$13,333,189	$13,463,609	$130,420

Short Futures
1	Euro SCHWATZ Futures	09/6/24	$(113,863)	$(114,784)	$(921)
8	Euro-Bobl Future	09/6/24	(997,513)	(1,017,260)	(19,747)
3	U.S. Ultra Long Bond Futures	09/19/24	(371,853)	(383,906)	(12,053)

			$(1,483,229)	$(1,515,950)	$(32,721)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (13)
Citibank N.A.	EUR	1,252,000	10/11/24	$1,361,537	$1,359,240	$2,297

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2024.
(2)	All or a portion is an unfunded loan commitment.
(3)

This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $20,973,875 or 47.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(5)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2024, the value of these securities amounted to $865,093 or 2.0% of net assets.

(6)	Perpetual maturity.
(7)	Payment in kind.
(8)	Security is not accruing interest.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(10)	Non-income producing security.
(11)	Rate disclosed is the 7-day net yield as of July 31, 2024.
(12)	Affiliated issuer.
(13)	Fund sells foreign currency, buys U.S. Dollar.

TCW High Yield Bond Fund

Schedule of Investments (Continued)

The summary of the TCW High Yield Bond Fund transactions in the affiliated funds for the period ended July 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2024	Value at July 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$-	$3,920,000	$-	3,920,000	$3,920,000	$8,515	$-	$-	$-

Total					$3,920,000	$8,515	$-	$-	$-

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	July 31, 2024

Sector	Percentage of Net Assets
Corporate Bonds	75.9%
Bank Loans	15.6
Money Market Investments	9.6
Convertible Corporate Bonds	0.2
Warrants	0.0 **
Other*	(1.3)

Total	100.0%

* Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

** Amount rounds to less than 0.1%.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2024

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$33,530,079	$—	$33,530,079
Bank Loans*	—	6,888,653	—	6,888,653

Total Fixed Income Securities	—	40,418,732	—	40,418,732

Money Market Investments	4,241,191	—	—	4,241,191
Convertible Corporate Bonds	—	63,002	—	63,002
Warrants	—	—	—	—

Total Investments	$4,241,191	$40,481,734	$—	$44,722,925

Asset Derivatives
Futures Contracts
Interest Rate Risk	130,420	—	—	130,420
Forward Currency Exchange Contracts
Foreign Currency Risk	—	2,297	—	2,297

Total Investments	$4,371,611	$40,484,031	$—	$44,855,642

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(32,721)	$—	$—	$(32,721)

Total	$(32,721)	$—	$—	$(32,721)

*	See Schedule of Investments for corresponding industries.

TCW Short Term Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 122.3% of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF68, Class A
5.94% (30 day USD SOFR Average + 0.604%)(1)	07/25/26	$29,881	$29,915
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ34, Class A1
0.68%	06/25/26	4,220	4,111
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KL05, Class X1HG (I/O)
1.22%(2)	12/25/27	500,000	13,871
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS06, Class X (I/O)
1.05%(2)	08/25/26	540,059	6,347
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS07, Class X (I/O)
0.60%(2)	09/25/25	233,413	1,526
Federal National Mortgage Association-Aces Series 2014-M11, Class 1A
3.07%(2)	08/25/24	9,814	9,775
Government National Mortgage Association Series 2008-92, Class E
5.56%(2)	03/16/44	3,144	3,125
Government National Mortgage Association Series 2010-159, Class D
4.56%(2)	09/16/44	4,983	4,922
Government National Mortgage Association Series 2011-165, Class IO (I/O)
0.00%(2)	10/16/51	204,485	2

Total Commercial Mortgage-Backed Securities — Agency (Cost: $117,076)			73,594

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 10.4%
BBCMS Trust Series 2015-SRCH, Class XB (I/O)
0.19% (2),(3)	08/10/35	2,000,000	11,079
BPR Trust Series 2021-WILL, Class A
7.19% (1 mo. USD Term SOFR + 1.864%)(1),(3)	06/15/38	25,296	25,323
BPR Trust Series 2022-OANA, Class A
7.23% (1 mo. USD Term SOFR + 1.898%)(1),(3)	04/15/37	25,000	25,024
BX Commercial Mortgage Trust Series 2021-21M, Class A
6.17% (1 mo. USD Term SOFR + 0.844%)(1),(3)	10/15/36	21,597	21,317
BX Commercial Mortgage Trust Series 2021-VINO, Class A
6.10% (1 mo. USD Term SOFR + 0.767%)(1),(3)	05/15/38	29,559	29,267
BX Commercial Mortgage Trust Series 2021-XL2, Class A
6.13% (1 mo. USD Term SOFR + 0.803%)(1),(3)	10/15/38	21,117	20,907
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class XB (I/O)
0.14% (2)	07/10/47	3,086,662	31

Issues	Maturity Date	Principal Amount	Value
Citigroup Commercial Mortgage Trust Series 2021-PRM2, Class A
6.39% (1 mo. USD Term SOFR + 1.064%)(1),(3)	10/15/38	$ 23,000	$22,774
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)
1.14%(2)	10/15/45	200,220	2
COMM Mortgage Trust Series 2014-CR19, Class XA (I/O)
0.52%(2)	08/10/47	2,615	—
COMM Mortgage Trust Series 2014-CR20, Class A3
3.33%	11/10/47	431	430
COMM Mortgage Trust Series 2014-CR20, Class AM
3.94%	11/10/47	30,000	29,479
COMM Mortgage Trust Series 2016-DC2, Class XA (I/O)
0.91%(2)	02/10/49	685,748	6,360
FS Rialto Issuer LLC Series 2019-FL1, Class A
6.64% (1 mo. USD Term SOFR + 1.314%)(1),(3)	12/16/36	42,148	42,152
Great Wolf Trust Series 2024-WOLF, Class A
6.87% (1 mo. USD Term SOFR + 1.542%)(1),(3)	03/15/39	23,000	22,951
GS Mortgage Securities Corp. Trust Series 2023-FUN, Class A
7.42% (1 mo. USD Term SOFR + 2.091%)(1),(3)	03/15/28	20,000	20,046
Hilt Commercial Mortgage Trust Series 2024-ORL, Class A
6.87% (1 mo. USD Term SOFR + 1.541%)(1),(3)	05/15/37	15,000	14,969
INTOWN Mortgage Trust Series 2022-STAY, Class A
7.82% (1 mo. USD Term SOFR + 2.489%)(1),(3)	08/15/39	23,000	23,080
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A
2.85%(2),(3)	09/06/38	25,000	23,726
Manhattan West Mortgage Trust Series 2020-1MW, Class A
2.13%(3)	09/10/39	25,000	22,584
MF1 Ltd. Series 2020-FL4, Class A
7.15% (1 mo. USD Term SOFR + 1.814%)(1),(3)	11/15/35	5,946	5,949
NRTH Mortgage Trust Series 2024-PARK, Class A
6.97% (1 mo. USD Term SOFR + 1.641%)(1),(3)	03/15/39	23,000	22,940
SREIT Trust Series 2021-MFP, Class A
6.17% (1 mo. USD Term SOFR + 0.845%)(1),(3)	11/15/38	95,686	94,679
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA (I/O)
0.58%(2)	07/15/58	1,345,686	3,747
Westlake Automobile Receivables Trust Series 2022-2A, Class C
4.85% (3)	09/15/27	50,000	49,682
WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA (I/O)
0.76%(2)	08/15/47	172,225	287

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $625,541)			538,785

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 33.9%
Federal Home Loan Mortgage Corp. REMICS Series 3071, Class TF (PAC)
5.75% (30 day USD SOFR Average + 0.414%)(1)	04/15/35	$1,876	$1,876
Federal Home Loan Mortgage Corp. REMICS Series 3300, Class FA
5.75% (30 day USD SOFR Average + 0.414%)(1)	08/15/35	13,023	12,855
Federal Home Loan Mortgage Corp. REMICS Series 3318, Class F
5.70% (30 day USD SOFR Average + 0.364%)(1)	05/15/37	16,366	16,154
Federal Home Loan Mortgage Corp. REMICS Series 4231, Class FD
5.80% (30 day USD SOFR Average + 0.464%)(1)	10/15/32	14,988	14,864
Federal Home Loan Mortgage Corp. STRIPS Series 263, Class F5
5.95% (30 day USD SOFR Average + 0.614%)(1)	06/15/42	13,086	12,978
Federal National Mortgage Association, Pool #254548
5.50%	12/01/32	3,894	4,000
Federal National Mortgage Association, Pool #600187
7.00%	07/01/31	8,521	8,918
Federal National Mortgage Association, Pool #995364
6.00%	10/01/38	3,940	4,143
Federal National Mortgage Association, Pool #AL0851
6.00%	10/01/40	2,623	2,759
Federal National Mortgage Association REMICS Series 2003-11, Class FA
6.46% (30 day USD SOFR Average + 1.114%)(1)	09/25/32	4,995	5,048
Federal National Mortgage Association REMICS Series 2006-23, Class FP (PAC)
5.76% (30 day USD SOFR Average + 0.414%)(1)	04/25/36	8,155	8,058
Federal National Mortgage Association REMICS Series 2007-64, Class FA
5.93% (30 day USD SOFR Average + 0.584%)(1)	07/25/37	11,353	11,291
Federal National Mortgage Association REMICS Series 2008-24, Class PF (PAC)
6.11% (30 day USD SOFR Average + 0.764%)(1)	02/25/38	2,015	2,022
Federal National Mortgage Association REMICS Series 2020-10, Class FA
5.96% (30 day USD SOFR Average + 0.614%)(1)	03/25/50	13,632	13,441
Federal National Mortgage Association REMICS Series 2017-10, Class FA
5.86% (30 day USD SOFR Average + 0.514%)(1)	03/25/47	28,814	28,478

Issues	Maturity Date	Principal Amount	Value
Government National Mortgage Association, Pool #80022
3.75% (1 yr. CMT + 1.500%)(1)	12/20/26	$2,176	$2,138
Government National Mortgage Association, Pool #80636
3.63% (1 yr. CMT + 1.500%)(1)	09/20/32	2,491	2,470
Government National Mortgage Association, Pool #80757
3.63% (1 yr. CMT + 1.500%)(1)	10/20/33	1,114	1,096
Government National Mortgage Association, Pool #80797
4.63% (1 yr. CMT + 1.500%)(1)	01/20/34	9,917	9,804
Government National Mortgage Association, Pool #80937
3.88% (1 yr. CMT + 1.500%)(1)	06/20/34	5,302	5,303
Government National Mortgage Association REMICS Series 2024-51, Class F
6.34% (30 day USD SOFR Average + 1.000%)(1)	03/20/54	124,479	124,959
Government National Mortgage Association REMICS Series 2023-113, Class FD
6.50% (30 day USD SOFR Average + 1.350%)(1)	08/20/53	44,876	44,974
Government National Mortgage Association REMICS Series 2023-116, Class FL
6.49% (30 day USD SOFR Average + 1.150%)(1)	08/20/53	42,453	42,629
Government National Mortgage Association REMICS Series 2024-51, Class PF
6.34% (30 day USD SOFR Average + 1.000%)(1)	03/20/54	124,495	124,515
Government National Mortgage Association REMICS Series 2024-51, Class TF
6.34% (30 day USD SOFR Average + 1.000%)(1)	03/20/54	74,260	74,272
Government National Mortgage Association, TBA
5.00% (4)	04/01/54	50,000	49,458
5.50% (4)	04/01/54	25,000	25,083
4.50% (4)	05/01/53	75,000	72,654
Uniform Mortgage-Backed Security, TBA 4.00% (4)	04/01/52	100,000	93,685
3.50% (4)	03/01/37	100,000	96,156
4.50% (4)	03/01/53	100,000	96,314
4.00% (4)	11/01/37	175,000	171,210
4.50% (4)	10/01/37	225,000	223,487
5.00% (4)	12/01/37	275,000	275,692
5.00% (4)	02/01/54	50,000	49,262
5.50% (4)	02/01/54	25,000	25,043

Total Residential Mortgage-Backed Securities — Agency (Cost: $1,744,433)			1,757,089

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —9.1%
ABFC Trust Series 2002-WF2, Class A2
6.59% (1 mo. USD Term SOFR + 1.239%)(1)	05/25/32	6,597	6,586
BNC Mortgage Loan Trust Series 2006-2, Class A4
5.78% (1 mo. USD Term SOFR + 0.434%)(1)	11/25/36	17,865	17,191

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR31, Class 6A1
6.25%(2)	11/25/32	$6,460	$6,223
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1M1
6.85% (30 day USD SOFR Average + 1.500%)(1),(3)	10/25/43	32,497	32,686
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A3C
6.46% (1 mo. USD Term SOFR + 1.114%)(1)	08/25/34	6,778	6,123
JPMorgan Mortgage Acquisition Trust Series 2007-CH4, Class A5
5.70% (1 mo. USD Term SOFR + 0.354%)(1)	05/25/37	17,146	17,007
JPMorgan Mortgage Trust Series 2018-8, Class A3
4.00%(2),(3)	01/25/49	37,980	35,065
Morgan Stanley Capital I, Inc. Trust Series 2006-NC2, Class A2D
6.04% (1 mo. USD Term SOFR + 0.694%)(1)	02/25/36	14,133	13,954
Nationstar Home Equity Loan Trust Series 2007-A, Class M1
5.87% (1 mo. USD Term SOFR + 0.519%)(1)	03/25/37	42,061	41,340
New Century Home Equity Loan Trust Series 2005-1, Class M1
6.14% (1 mo. USD Term SOFR + 0.789%)(1)	03/25/35	16,104	16,410
NovaStar Mortgage Funding Trust Series 2005-1, Class M5
6.54% (1 mo. USD Term SOFR + 1.194%)(1)	06/25/35	8,448	8,425
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-2, Class M5
6.44% (1 mo. USD Term SOFR + 1.089%)(1)	04/25/35	2,944	3,091
Ownit Mortgage Loan Trust Series 2006-3, Class A2D
6.00% (1 mo. USD Term SOFR + 0.654%)(1)	03/25/37	23,514	22,385
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WHQ2, Class M4
7.04% (1 mo. USD Term SOFR + 1.689%)(1)	02/25/35	21,908	21,377
PRPM LLC Series 2021-6, Class A1
4.79%(3)	07/25/26	24,044	23,982
Residential Accredit Loans, Inc. Trust Series 2002-QS16, Class A2
6.01% (1 mo. USD Term SOFR + 0.664%)(1),(5)	10/25/17	20	2
Residential Asset Securities Corporation Trust Series 2006-KS3, Class M1
5.96% (1 mo. USD Term SOFR + 0.444%)(1)	04/25/36	16,002	15,776

Issues	Maturity Date	Principal Amount	Value
Soundview Home Loan Trust Series 2005-OPT1, Class M2
6.14% (1 mo. USD Term SOFR + 0.789%)(1)	06/25/35	$9,285	$9,085
Structured Asset Investment Loan Trust Series 2005-11, Class A3
6.06% (1 mo. USD Term SOFR + 0.714%)(1)	01/25/36	8,844	8,617
Structured Asset Investment Loan Trust Series 2005-HE3, Class M1
6.18% (1 mo. USD Term SOFR + 0.834%)(1)	09/25/35	17,512	17,294
VOLT XCIV LLC Series 2021-NPL3, Class A1
5.24% (3)	02/27/51	61,805	61,575
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2005-4, Class M3
6.21% (1 mo. USD Term SOFR + 0.864%)(1)	12/25/35	86,795	85,818

Total Residential Mortgage-Backed Securities — Non- Agency (Cost: $456,433)			470,012

CORPORATE BONDS — 23.2%
Aerospace & Defense — 0.5%
BAE Systems Holdings, Inc. (United Kingdom)
3.85% (3)	12/15/25	20,000	19,673
General Electric Co.
5.97% (3 mo. USD Term SOFR + 0.642%)(1)	05/05/26	5,000	5,019

			24,692

Agriculture — 1.0%
BAT Capital Corp. (United Kingdom)
3.56%	08/15/27	35,000	33,721
Imperial Brands Finance PLC (United Kingdom)
4.25% (3)	07/21/25	20,000	19,774

			53,495

Banks — 11.3%
Bank of America Corp.
1.73% (1 day USD SOFR + 0.960%)(1)	07/22/27	95,000	89,177
3.42% (3 mo. USD Term SOFR + 1.302%)(1)	12/20/28	5,000	4,777
Citigroup, Inc.
1.46% (1 day USD SOFR + 0.770%)(1)	06/09/27	55,000	51,560
3.52% (3 mo. USD Term SOFR + 1.413%)(1)	10/27/28	10,000	9,589
DNB Bank ASA (Norway)
0.86% (1 yr. CMT + 0.330%)(1),(3)	09/30/25	30,000	29,769
Goldman Sachs Group, Inc.
1.95% (1 day USD SOFR + 0.913%)(1)	10/21/27	50,000	46,791
5.85% (1 day USD SOFR + 0.486%)(1)	10/21/24	10,000	10,003
HSBC Holdings PLC (United Kingdom)
2.01% (1 day USD SOFR + 1.732%)(1)	09/22/28	10,000	9,135

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
2.25% (1 day USD SOFR + 1.100%)(1)	11/22/27	$25,000	$23,502
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(1)	02/04/27	45,000	42,386
2.07% (1 day USD SOFR + 1.015%)(1)	06/01/29	5,000	4,524
2.08% (1 day USD SOFR + 1.850%)(1)	04/22/26	40,000	39,083
Lloyds Banking Group PLC (United Kingdom)
3.57% (3 mo. USD LIBOR + 1.205%)(1)	11/07/28	20,000	19,144
Morgan Stanley
1.51% (1 day USD SOFR + 0.858%)(1)	07/20/27	20,000	18,706
PNC Financial Services Group, Inc.
5.58% (1 day USD SOFR + 1.841%)(1)	06/12/29	5,000	5,119
6.62% (1 day USD SOFR Index + 1.730%)(1)	10/20/27	30,000	31,076
Santander U.K. Group Holdings PLC (United Kingdom)
1.67% (1 day USD SOFR + 0.989%)(1)	06/14/27	15,000	14,048
U.S. Bancorp
4.65% (1 day USD SOFR + 1.230%)(1)	02/01/29	20,000	19,846
6.79% (1 day USD SOFR + 1.880%)(1)	10/26/27	25,000	25,960
Wells Fargo & Co.
2.16% (3 mo. USD Term SOFR + 1.012%)(1)	02/11/26	50,000	49,138
2.39% (1 day USD SOFR + 2.100%)(1)	06/02/28	35,000	32,678
5.57% (1 day USD SOFR + 1.740%)(1)	07/25/29	10,000	10,240

			586,251

Chemicals — 0.7%
International Flavors & Fragrances, Inc.
1.83% (3)	10/15/27	35,000	31,775
3.47% (3)	12/01/50	5,000	3,378

			35,153

Commercial Services — 0.6%
Global Payments, Inc.
4.45%	06/01/28	30,000	29,438
Diversified Financial Services — 0.4%
American Express Co.
2.25%	03/04/25	20,000	19,645

Electric — 1.1%
Alliant Energy Finance LLC
5.95%(3)	03/30/29	25,000	26,029
FirstEnergy Pennsylvania Electric Co.
4.00% (3)	04/15/25	30,000	29,630

			55,659

Food — 0.6%
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
5.13%	02/01/28	30,000	30,025

Issues	Maturity Date	Principal Amount	Value
Health Care-Products — 0.5%
Thermo Fisher Scientific, Inc.
1.22%	10/18/24	$25,000	$24,775

Health Care-Services — 0.7%
HCA, Inc.
5.25%	06/15/26	35,000	35,071

Insurance — 0.5%
Metropolitan Life Global Funding I
3.45%(3)	12/18/26	30,000	29,195

Packaging & Containers — 0.5%
Amcor Flexibles North America, Inc.
4.00%	05/17/25	25,000	24,721

Pharmaceuticals — 0.9%
Bayer U.S. Finance II LLC (Germany)
4.25%(3)	12/15/25	30,000	29,548
Becton Dickinson & Co.
3.73%	12/15/24	20,000	19,865

			49,413

REIT — 3.0%
American Tower Corp.
3.60%	01/15/28	35,000	33,590
Crown Castle, Inc.
3.80%	02/15/28	20,000	19,266
Extra Space Storage LP
3.88%	12/15/27	15,000	14,539
5.70%	04/01/28	15,000	15,391
GLP Capital LP/GLP Financing II, Inc.
5.75%	06/01/28	35,000	35,494
Healthcare Realty Holdings LP
3.63%	01/15/28	15,000	14,105
LXP Industrial Trust
6.75%	11/15/28	5,000	5,259
VICI Properties LP/VICI Note Co., Inc.
5.75% (3)	02/01/27	20,000	20,190

			157,834
Savings & Loans — 0.5%
Nationwide Building Society (United Kingdom)
2.97% (1 day USD SOFR + 1.290%)(1),(3)	02/16/28	30,000	28,487

Software — 0.4%
Open Text Corp. (Canada)
6.90% (3)	12/01/27	20,000	20,763

Total Corporate Bonds
(Cost: $1,193,097)			1,204,617

MUNICIPAL BONDS — 1.3%
City & County of Denver Airport System Revenue, Revenue Bond
1.12%	11/15/24	10,000	9,878
City of Baltimore, General Obligation Unlimited
5.00%	10/15/25	25,000	24,982
Commonwealth of Massachusetts, Revenue Bond
4.11%	07/15/31	9,900	9,737
New York City Transitional Finance Authority Future Tax Secured Revenue
2.31%	11/01/26	25,000	23,810

Total Municipal Bonds
(Cost: $70,487)			68,407

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES—28.6%
U.S. Treasury Bonds
4.63%	05/15/54	$1,000	$1,047
U.S. Treasury Notes
4.00%	07/31/29	360,000	361,252
4.25%	06/30/29	59,000	59,827
4.38%	07/31/26	693,000	694,557
4.38%	07/15/27	351,000	354,030
4.38%	05/15/34	12,000	12,310

Total U.S. Treasury Securities (Cost: $1,473,480)			1,483,023

ASSET-BACKED SECURITIES—12.2%
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2
6.53% (3 mo. USD Term SOFR + 1.272%)(1),(3)	04/30/31	16,132	16,140
Apidos CLO XXII Ltd. Series 2015-22A, Class A1R
6.60% (3 mo. USD Term SOFR + 1.322%)(1),(3)	04/20/31	22,700	22,728
Barings CLO Ltd. Series 2018-4A, Class A1R
6.45% (3 mo. USD Term SOFR + 1.150%)(1),(3)	10/15/30	37,382	37,373
Carvana Auto Receivables Trust Series 2022-P3, Class A3
4.61%	11/10/27	44,978	44,698
Dryden 58 CLO Ltd. Series 2018-58A, Class A1
6.55% (3 mo. USD Term SOFR + 1.262%)(1),(3)	07/17/31	40,236	40,262
Exeter Automobile Receivables Trust Series 2021-1A, Class D
1.08%	11/16/26	23,227	22,811
Flatiron CLO 17 Ltd. Series 2017-1A, Class AR
6.56% (3 mo. USD Term SOFR + 1.242%)(1),(3)	05/15/30	9,211	9,217
GoldenTree Loan Management U.S. CLO 4 Ltd. Series 2019-4A, Class ARR
6.43% (3 mo. USD Term SOFR + 1.150%)(1),(3)	04/24/31	35,561	35,603
LCM XXIV Ltd. Series 24A, Class AR
6.52% (3 mo. USD Term SOFR + 1.242%)(1),(3)	03/20/30	7,363	7,374
Madison Park Funding XVII Ltd. Series 2015-17A, Class AR2
6.54% (3 mo. USD Term SOFR + 1.262%)(1),(3)	07/21/30	21,016	21,046
Navient Private Education Refi Loan Trust Series 2020-BA, Class A2
2.12%(3)	01/15/69	86,259	80,948
Navient Private Education Refi Loan Trust Series 2021-BA, Class A
0.94%(3)	07/15/69	47,363	41,853
Navient Private Education Refi Loan Trust Series 2021-CA, Class A
1.06%(3)	10/15/69	53,038	47,046
Octagon Investment Partners 35 Ltd. Series 2018-1A, Class A1A
6.60% (3 mo. USD Term SOFR + 1.322%)(1),(3)	01/20/31	29,012	29,032

Issues	Maturity Date	Principal Amount		Value
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR
6.70% (3 mo. USD Term SOFR + 1.400%)(1),(3)	04/15/31		$40,000	$40,044
Rockford Tower CLO Ltd. Series 2018-2A, Class A
6.70% (3 mo. USD Term SOFR + 1.422%)(1),(3)	10/20/31		31,908	31,997
Santander Drive Auto Receivables Trust Series 2022-2, Class C
3.76%	07/16/29		45,000	43,982
SoFi Professional Loan Program LLC Series 2017-F, Class A2FX
2.84% (3)	01/25/41		26,223	25,690
SoFi Professional Loan Program LLC Series 2019-A, Class A2FX
3.69% (3)	06/15/48		32,204	31,462
U.S. Small Business Administration Series 2005-20B, Class 1
4.63%	02/01/25		5,959	5,932

Total Asset-Backed Securities
(Cost: $640,459)				635,238

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
U.S. International Development Finance Corp.
1.49%	08/15/31		125,405	113,192
Total Fixed Income Securities
(Cost: $6,446,966)				6,343,957

CONVERTIBLE SECURITIES (0.1% )
CONVERTIBLE CORPORATE BONDS — 0.1%
Commercial Services — 0.1%
Worldline SA (France)
0.00% (6),(7)	07/30/25	EUR	4,778	5,901

Total Convertible Securities
(Cost: $4,958)				5,901

			Shares
MONEY MARKET INVESTMENTS—3.4%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26%(8)			86,310	86,310
TCW Central Cash Fund, 5.29%(8),(9)			90,000	90,000

Total Money Market Investments
(Cost: $176,310)				176,310

Total Investments (125.8%) (Cost: $6,628,234)				6,526,168
Liabilities In Excess Of Other Assets (-25.8%)				(1,338,835)
Net Assets (100.0%)				$5,187,333

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (10)
Bank of America	EUR	4,400	10/11/24	$4,783	$4,777	$6

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
13	2-Year U.S. Treasury Note Futures	09/30/24	$2,651,390	$2,669,773	$18,383
Short Futures
4	10-Year U.S. Treasury Note Futures	09/19/24	$(449,117)	$(462,312)	$(13,195)
11	5-Year U.S. Treasury Note Futures	09/30/24	(1,167,192)	(1,186,797)	(19,605)
			$(1,616,309)	$(1,649,109)	$(32,800)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2024.
(2)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $1,457,783 or 28.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of July 31, 2024.
(6)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2024, the value of these securities amounted to $5,901 or 0.1% of net assets.

(7)	Security is not accruing interest.
(8)	Rate disclosed is the 7-day net yield as of July 31, 2024.
(9)	Affiliated issuer.
(10)	Fund sells foreign currency, buys U.S. Dollar.

TCW Short Term Bond Fund

Schedule of Investments (Continued)

The summary of the TCW Short Term Bond Fund transactions in the affiliated funds for the period ended July 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2024	Value at July 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$-	$990,000	$900,000	90,000	$90,000	$985	$-	$-	$-

Total					$90,000	$985	$-	$-	$-

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	July 31, 2024

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Agency	33.9%
U.S. Treasury Securities	28.6
Corporate Bonds	23.2
Asset-Backed Securities	12.2
Commercial Mortgage-Backed Securities — Non-Agency	10.4
Residential Mortgage-Backed Securities — Non-Agency	9.1
Money Market Investments	3.4
U.S. Government Agency Obligations	2.2
Commercial Mortgage-Backed Securities — Agency	1.4
Municipal Bonds	1.3
Convertible Corporate Bonds	0.1
Other*	(25.8)

Total	100.0%

* Includes futures, pending trades, interest receivable and accrued expenses payable.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2024

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$1,757,089	$—	$1,757,089
U.S. Treasury Securities	1,483,023	—	—	1,483,023
Corporate Bonds*	—	1,204,617	—	1,204,617
Asset-Backed Securities	—	635,238	—	635,238
Commercial Mortgage-Backed Securities — Non-Agency	—	538,785	—	538,785
Residential Mortgage-Backed Securities — Non-Agency	—	470,012	—	470,012
U.S. Government Agency Obligations	—	113,192	—	113,192
Commercial Mortgage-Backed Securities — Agency	—	73,594	—	73,594
Municipal Bonds	—	68,407	—	68,407

Total Fixed Income Securities	1,483,023	4,860,934	—	6,343,957

Money Market Investments	176,310	—	—	176,310
Convertible Securities	—	5,901	—	5,901

Total Investments	$1,659,333	$4,866,835	$—	$6,526,168

Asset Derivatives
Futures Contracts
Interest Rate Risk	18,383	—	—	18,383
Forward Currency Exchange Contracts
Foreign Currency Risk	—	6	—	6

Total Investments	$1,677,716	$4,866,841	$—	$6,544,557

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(32,800)	$—	$—	$(32,800)

Total	$(32,800)	$—	$—	$(32,800)

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —120.9% of Net Assets
ASSET-BACKED SECURITIES—9.2%
AMSR Trust Series 2020-SFR2, Class E2
4.28% (1)	07/17/37	$7,713,000	$7,567,486
AMSR Trust Series 2020-SFR3, Class F
3.55% (1)	09/17/37	2,682,000	2,589,765
AMSR Trust Series 2020-SFR3, Class G
4.99% (1)	09/17/37	6,402,000	6,260,803
Apidos CLO XXXVII Ltd. Series 2021-37A, Class B
7.14% (3 mo. USD Term SOFR + 1.862%)(1),(2)	10/22/34	6,795,000	6,801,115
Carvana Auto Receivables Trust Series 2021-N3, Class R
0.00% (1),(3)	06/12/28	25,650	1,843,675
Carvana Auto Receivables Trust Series 2023-P1, Class R
0.00% (1),(3)	03/11/30	2,950	436,006
CIFC Funding Ltd. Series 2022-2A, Class INCB
0.00% (1),(4),(5)	04/19/35	3,300,000	2,466,377
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2
3.30% (1)	12/26/51	4,000,000	3,737,869
CoreVest American Finance Ltd. Series 2020-1, Class XA (I/O)
2.48% (1),(4)	03/15/50	25,646,912	710,217
CoreVest American Finance Ltd. Series 2020-1, Class XB (I/O)
2.04% (1),(4)	03/15/50	38,948,500	2,955,432
CoreVest American Finance Ltd. Series 2020-4, Class XA (I/O)
3.83% (1),(4)	12/15/52	31,738,696	1,328,404
CoreVest American Finance Ltd. Series 2020-4, Class XB (I/O)
2.79% (1),(4)	12/15/52	27,500,000	1,693,783
CoreVest American Finance Ltd. Series 2021-1, Class XA (I/O)
2.87% (1),(4)	04/15/53	53,715,806	2,295,325
FirstKey Homes Trust Series 2021-SFR3, Class E1
2.99% (1)	12/17/38	5,500,000	5,090,553
FirstKey Homes Trust Series 2022-SFR3, Class E1
3.50% (1)	07/17/38	8,950,000	8,429,175
Flexential Issuer Series 2021-1A, Class A2
3.25% (1)	11/27/51	7,580,000	7,081,840
GCI Funding I LLC Series 2021-1, Class A
2.38% (1)	06/18/46	20,285,863	18,350,522
HOA Funding LLC Series 2021-1A, Class A2
4.72% (1)	08/20/51	6,155,925	4,822,076
Hotwire Funding LLC Series 2024-1A, Class C
9.19% (1)	06/20/54	1,850,000	1,912,909
HPS Loan Management Ltd. Series 10A-16, Class A2RR
7.19% (3 mo. USD Term SOFR + 1.912%)(1),(2)	04/20/34	8,000,000	8,008,000
JGWPT XXX LLC Series 2013-3A, Class A
4.08% (1)	01/17/73	4,693,223	4,447,444
Madison Park Funding XXXVIII Ltd. Series 2021-38A, Class B
7.20% (3 mo. USD Term SOFR + 1.912%)(1),(2)	07/17/34	10,000,000	10,009,000
New Residential Mortgage Loan Trust Series 2022-SFR2, Class E1
4.00% (1)	09/04/39	5,750,000	5,244,219
OHA Credit Funding 3 Ltd. Series 2019-3A, Class BR
7.19% (3 mo. USD Term SOFR + 1.912%)(1),(2)	07/02/35	6,000,000	6,080,400

Issues	Maturity Date	Principal Amount	Value
OHA Credit Funding 9 Ltd. Series 2021-9A, Class B
7.24% (3 mo. USD Term SOFR + 1.962%)(1),(2)	07/19/35	$7,500,000	$7,509,000
Progress Residential Trust Series 2020-SFR3, Class F
2.80% (1)	10/17/27	3,299,000	3,278,083
Progress Residential Trust Series 2021-SFR1, Class H
5.00% (1)	04/17/38	4,890,000	4,572,287
Progress Residential Trust Series 2021-SFR11, Class F
4.42% (1)	01/17/39	2,874,000	2,606,064
Progress Residential Trust Series 2021-SFR2, Class G
4.25% (1)	04/19/38	8,369,000	7,811,644
Progress Residential Trust Series 2021-SFR3, Class G
4.25% (1)	05/17/26	3,400,000	3,173,123
Progress Residential Trust Series 2021-SFR7, Class F
3.83% (1)	08/17/40	8,970,000	7,864,104
Progress Residential Trust Series 2024-SFR5, Class D
3.38% (1),(4)	08/09/29	4,621,000	4,159,327
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2
1.65% (1)	09/15/45	8,800,000	8,413,020

Total Asset-Backed Securities (Cost: $194,061,775)			169,549,047

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY —0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K040, Class X3 (I/O)
2.01% (4)	11/25/42	77,991,835	134,201
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K042, Class X3 (I/O)
1.60% (4)	01/25/43	76,625,000	365,080
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K045, Class X3 (I/O)
1.50% (4)	04/25/43	126,630,757	971,682
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K046, Class X3 (I/O)
1.51% (4)	04/25/43	94,964,072	902,111

Total Commercial Mortgage-Backed Securities — Agency (Cost: $27,676,869)			2,373,074

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —13.7%
1345 Avenue of the Americas & Park Avenue Plaza Trust Series 2005-1, Class A3
5.28% (1)	08/10/35	9,834,081	9,687,595
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class AS
7.14% (1 mo. USD Term SOFR + 1.814%)(1),(2)	11/15/36	11,800,000	11,649,133
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F
3.60% (1),(4)	04/14/33	4,500,000	4,267,242
BBCMS Mortgage Trust Series 2024-5C25, Class B
6.15% (4)	03/15/57	5,625,000	5,732,098
BBCMS Mortgage Trust Series 2024-C24, Class AS
5.87%	02/15/57	6,000,000	6,268,381
Benchmark Mortgage Trust Series 2019-B13, Class AM
3.18%	08/15/57	5,000,000	4,411,329
Benchmark Mortgage Trust Series 2019-B14, Class 225C
3.29% (1),(4)	12/15/62	8,734,000	458,526
BMO Mortgage Trust Series 2024-5C3, Class AS
6.29% (4)	02/15/57	4,540,000	4,694,032
BMO Mortgage Trust Series 2024-C8, Class AS
5.91% (4)	03/15/57	4,011,000	4,170,711

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
BPR Trust Series 2021-WILL, Class A
7.19% (1 mo. USD Term SOFR + 1.864%)(1),(2)	06/15/38	$4,517,111	$4,521,947
BX Commercial Mortgage Trust Series 2020-VIV4, Class A
2.84% (1)	03/09/44	15,285,000	13,561,474
BX Trust Series 2019-OC11, Class A
3.20% (1)	12/09/41	8,000,000	7,267,848
BX Trust Series 2019-OC11, Class B
3.61% (1)	12/09/41	1,196,000	1,087,177
BX Trust Series 2019-OC11, Class C
3.86% (1)	12/09/41	1,080,000	984,249
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D
7.38% (1 mo. USD Term SOFR + 2.047%)(1),(2)	12/15/37	6,425,000	6,417,462
CAMB Commercial Mortgage Trust Series 2021-CX2, Class C
2.77% (1),(4)	11/10/46	5,000,000	4,022,562
Citigroup Commercial Mortgage Trust Series 2020-555, Class A
2.65% (1)	12/10/41	9,400,000	8,026,378
COMM Mortgage Trust Series 2020-CX, Class B
2.45% (1)	11/10/46	6,000,000	4,936,842
CSMC Trust Series 2021-B33, Class A2
3.17% (1)	10/10/43	5,140,000	4,441,998
CSMC Trust Series 2021-BPNY, Class A
9.16% (1 mo. USD Term SOFR + 3.829%)(1),(2)	08/15/26	18,864,000	16,804,863
DBGS Mortgage Trust Series 2018-BIOD, Class E
7.33% (1 mo. USD Term SOFR + 1.996%)(1),(2)	05/15/35	9,137,627	8,973,448
DBGS Mortgage Trust Series 2018-C1, Class AM
4.63% (4)	10/15/51	5,136,000	4,872,728
DOLP Trust Series 2021-NYC, Class A
2.96% (1)	05/10/41	14,175,000	12,194,677
Grace Trust Series 2020-GRCE, Class A
2.35% (1)	12/10/40	13,360,000	11,184,291
Houston Galleria Mall Trust Series 2015-HGLR, Class D
3.98% (1)	03/05/37	9,500,000	9,103,407
Hudson Yards Mortgage Trust Series 2019-55HY, Class A
2.94% (1),(4)	12/10/41	1,750,000	1,550,053
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A
3.40% (1)	06/05/39	6,865,000	6,175,568
Life Mortgage Trust Series 2021-BMR, Class G
8.39% (1 mo. USD Term SOFR + 3.064%)(1),(2)	03/15/38	7,863,761	7,541,246
MKT Mortgage Trust Series 2020-525M, Class C
2.94% (1),(4)	02/12/40	4,900,000	3,508,907
MKT Mortgage Trust Series 2020-525M, Class D
2.94% (1),(4)	02/12/40	7,500,000	5,033,863
Morgan Stanley Capital I Trust Series 2019-H7, Class C
4.13%	07/15/52	4,000,000	3,316,549
Morgan Stanley Capital I Trust Series 2020-CNP, Class A
2.43% (1),(4)	04/05/42	18,000,000	14,985,932
One Bryant Park Trust Series 2019-OBP, Class A
2.52% (1)	09/15/54	6,870,000	5,943,632
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A
3.66% (1),(4)	01/05/43	18,047,000	15,495,551

Issues	Maturity Date	Principal Amount	Value
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B
4.14% (1),(4)	01/05/43	$1,370,000	$1,182,309
SLG Office Trust Series 2021-OVA, Class E
2.85% (1)	07/15/41	4,800,000	3,769,763
SLG Office Trust Series 2021-OVA, Class G
2.85% (1)	07/15/41	16,460,000	11,440,014
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XB
0.58% (4)	11/15/49	106,409,000	1,156,453

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $274,925,713)			250,840,238

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY —67.9%
Federal Home Loan Mortgage Corp., Pool #A91162
5.00%	02/01/40	8,206,353	8,333,977
Federal Home Loan Mortgage Corp., Pool #A92195
5.00%	05/01/40	2,257,179	2,291,964
Federal Home Loan Mortgage Corp., Pool #G01959
5.00%	12/01/35	40,904	41,475
Federal Home Loan Mortgage Corp., Pool #G08710
3.00%	06/01/46	883,131	790,573
Federal Home Loan Mortgage Corp., Pool #G08833
5.00%	07/01/48	2,006,518	2,009,350
Federal Home Loan Mortgage Corp., Pool #G08840
5.00%	08/01/48	333,237	333,510
Federal Home Loan Mortgage Corp., Pool #G08848
4.50%	11/01/48	1,346,091	1,318,028
Federal Home Loan Mortgage Corp., Pool #G08849
5.00%	11/01/48	2,261,422	2,263,275
Federal Home Loan Mortgage Corp., Pool #G60238
3.50%	10/01/45	2,948,453	2,746,917
Federal Home Loan Mortgage Corp., Pool #G60440
3.50%	03/01/46	20,995,540	19,560,131
Federal Home Loan Mortgage Corp., Pool #G67709
3.50%	03/01/48	6,469,740	6,000,059
Federal Home Loan Mortgage Corp., Pool #G67717
4.00%	11/01/48	23,992,580	22,972,137
Federal Home Loan Mortgage Corp., Pool #N70081
5.50%	07/01/38	1,298,835	1,340,491
Federal Home Loan Mortgage Corp., Pool #P51350
5.00%	03/01/36	1,119,321	1,135,472
Federal Home Loan Mortgage Corp., Pool #QD7213
2.00%	02/01/52	5,404,035	4,350,812
Federal Home Loan Mortgage Corp., Pool #QE0312
2.00%	04/01/52	11,082,220	8,922,342
Federal Home Loan Mortgage Corp., Pool #QG0601
4.50%	04/01/53	19,034,251	18,362,905
Federal Home Loan Mortgage Corp., Pool #RA8693
4.50%	04/01/53	9,173,995	8,835,235
Federal Home Loan Mortgage Corp., Pool #SD7513
3.50%	04/01/50	12,727,089	11,756,727
Federal Home Loan Mortgage Corp., Pool #SD8147
2.50%	05/01/51	13,990,054	11,806,356
Federal Home Loan Mortgage Corp., Pool #SD8194
2.50%	02/01/52	2,564,411	2,156,984
Federal Home Loan Mortgage Corp., Pool #SD8199
2.00%	03/01/52	7,092,741	5,710,396
Federal Home Loan Mortgage Corp., Pool #SD8211
2.00%	05/01/52	23,710,703	19,089,587
Federal Home Loan Mortgage Corp., Pool #SD8245
4.50%	09/01/52	16,912,400	16,307,168
Federal Home Loan Mortgage Corp., Pool #SD8328
4.50%	06/01/53	10,104,652	9,731,442
Federal Home Loan Mortgage Corp., Pool #ZT1491
3.50%	11/01/48	7,177,001	6,636,840

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS Series 2647, Class OV (P/O)
0.00% (5)	07/15/33	$400,989	$317,278
Federal Home Loan Mortgage Corp. REMICS Series 3149, Class OD (P/O) (PAC)
0.00% (5)	05/15/36	1,940,936	1,624,349
Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F)
0.96% (-30 day USD SOFR Average + 6.296%)(2)	05/15/37	273,292	15,988
Federal Home Loan Mortgage Corp. REMICS Series 3376, Class SX (I/O) (I/F)
0.59% (-30 day USD SOFR Average + 5.926%)(2)	10/15/37	1,120,718	91,036
Federal Home Loan Mortgage Corp. REMICS Series 3410, Class IS (I/O) (I/F)
0.82% (-30 day USD SOFR Average + 6.156%)(2)	02/15/38	1,579,620	138,401
Federal Home Loan Mortgage Corp. REMICS Series 3424, Class BI (I/O) (I/F)
1.35% (-30 day USD SOFR Average + 6.686%)(2)	04/15/38	1,834,327	183,965
Federal Home Loan Mortgage Corp. REMICS Series 3519, Class SH (I/O) (I/F)
0.05% (-30 day USD SOFR Average + 5.386%)(2)	07/15/37	134,191	4,151
Federal Home Loan Mortgage Corp. REMICS Series 3531, Class SC (I/O) (I/F)
0.85% (-30 day USD SOFR Average + 6.186%)(2)	05/15/39	2,363,956	220,093
Federal Home Loan Mortgage Corp. REMICS Series 3541, Class SA (I/O) (I/F)
1.30% (-30 day USD SOFR Average + 6.636%)(2)	06/15/39	920,730	97,975
Federal Home Loan Mortgage Corp. REMICS Series 3550, Class GS (I/O) (I/F)
1.30% (-30 day USD SOFR Average + 6.636%)(2)	07/15/39	2,154,039	215,851
Federal Home Loan Mortgage Corp. REMICS Series 3788, Class SB (I/O) (I/F)
1.03% (-30 day USD SOFR Average + 6.366%)(2)	01/15/41	3,104,596	300,278
Federal Home Loan Mortgage Corp. REMICS Series 3885, Class PO (P/O) (PAC)
0.00% (5)	11/15/33	656,485	547,430
Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F)
1.16% (-30 day USD SOFR Average + 6.496%)(2)	04/15/42	1,186,999	125,960
Federal Home Loan Mortgage Corp. REMICS Series 4135, Class DZ
3.00%	11/15/42	4,429,038	3,958,266
Federal Home Loan Mortgage Corp. REMICS Series 4351, Class MB (PAC)
4.00%	04/15/44	16,805,054	16,047,767

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS Series 4604, Class PB (PAC)
3.00%	01/15/46	$2,110,896	$1,928,432
Federal Home Loan Mortgage Corp. REMICS Series 4772, Class ZA
4.00%	07/15/47	5,577,834	5,170,873
Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA
3.00%	01/15/49	1,043,168	939,637
Federal Home Loan Mortgage Corp. REMICS Series 5210, Class LB
3.00%	08/25/50	16,601,979	12,503,739
Federal Home Loan Mortgage Corp. REMICS Series 5224, Class DZ
4.00%	04/25/52	6,914,147	6,376,357
Federal Home Loan Mortgage Corp. STRIPS Series 277, Class 30
3.00%	09/15/42	8,102,145	7,395,470
Federal National Mortgage Association, Pool #310033
6.00%	07/01/47	359,174	377,278
Federal National Mortgage Association, Pool #555424
5.50%	05/01/33	1,034,684	1,063,190
Federal National Mortgage Association, Pool #734384
5.50%	07/01/33	134,075	137,768
Federal National Mortgage Association, Pool #934103
5.00%	07/01/38	119,665	121,413
Federal National Mortgage Association, Pool #995573
6.00%	01/01/49	931,807	979,840
Federal National Mortgage Association, Pool #AA3303
5.50%	06/01/38	1,328,570	1,369,440
Federal National Mortgage Association, Pool #AB6210
3.00%	09/01/42	16,676,981	15,153,326
Federal National Mortgage Association, Pool #AS7241
3.50%	05/01/46	5,499,643	5,098,030
Federal National Mortgage Association, Pool #AS9454
4.00%	04/01/47	647,807	616,554
Federal National Mortgage Association, Pool #BM5979
3.50%	09/01/45	5,471,699	5,119,200
Federal National Mortgage Association, Pool #BQ6913
2.00%	12/01/51	19,945,169	16,100,312
Federal National Mortgage Association, Pool #BQ7056
2.00%	01/01/52	42,687,334	34,448,962
Federal National Mortgage Association, Pool #BU7102
2.50%	12/01/51	10,564,457	8,895,420
Federal National Mortgage Association, Pool #BV4119
2.50%	03/01/52	14,922,227	12,528,226
Federal National Mortgage Association, Pool #BV7761
2.50%	03/01/52	12,863,712	10,831,913
Federal National Mortgage Association, Pool #BV8459
3.00%	04/01/52	17,719,228	15,488,766
Federal National Mortgage Association, Pool #BV8464
3.00%	04/01/52	18,180,008	15,891,544
Federal National Mortgage Association, Pool #BV8515
3.00%	05/01/52	14,392,771	12,575,461
Federal National Mortgage Association, Pool #BW9886
4.50%	10/01/52	17,582,266	16,950,339
Federal National Mortgage Association, Pool #CA1540
4.00%	04/01/48	10,365,692	9,912,841
Federal National Mortgage Association, Pool #CA1710
4.50%	05/01/48	4,771,168	4,665,657
Federal National Mortgage Association, Pool #CA1711
4.50%	05/01/48	4,338,841	4,242,890
Federal National Mortgage Association, Pool #CA2208
4.50%	08/01/48	4,539,111	4,438,732
Federal National Mortgage Association, Pool #CB0610
2.50%	05/01/51	15,573,113	13,219,604

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association, Pool #CB3151
2.00%	03/01/52	$40,362,967	$32,630,118
Federal National Mortgage Association, Pool #FM2342
3.50%	12/01/46	3,282,850	3,071,362
Federal National Mortgage Association, Pool #FM9515
2.50%	11/01/51	19,561,740	16,424,355
Federal National Mortgage Association, Pool #FS0139
2.50%	01/01/52	25,933,002	21,987,586
Federal National Mortgage Association, Pool #FS6925
2.50%	12/01/51	23,032,027	19,348,048
Federal National Mortgage Association, Pool #MA2995
4.00%	05/01/47	2,798,773	2,663,554
Federal National Mortgage Association, Pool #MA4152
2.00%	10/01/40	10,026,769	8,630,038
Federal National Mortgage Association, Pool #MA4547
2.00%	02/01/52	10,994,868	8,866,423
Federal National Mortgage Association, Pool #MA4579
3.00%	04/01/52	32,901,667	28,772,818
Federal National Mortgage Association, Pool #MA5071
5.00%	07/01/53	2,844,557	2,802,794
Federal National Mortgage Association, Pool #MA5107
5.50%	08/01/53	15,479,903	15,515,336
Federal National Mortgage Association REMICS Series 2004-52, Class SW (I/O) (I/F)
1.64% (-30 day USD SOFR Average + 6.986%)(2)	07/25/34	242,473	17,324
Federal National Mortgage Association REMICS Series 2005-74, Class CP (I/F) (PAC)
4.72% (-30 day USD SOFR Average + 24.330%)(2)	05/25/35	11,680	11,605
Federal National Mortgage Association REMICS Series 2007-103, Class AI (I/O) (I/F)
1.04% (-30 day USD SOFR Average + 6.386%)(2)	03/25/37	2,079,045	165,110
Federal National Mortgage Association REMICS Series 2007-20, Class SI (I/O) (I/F)
0.99% (-30 day USD SOFR Average + 6.336%)(2)	03/25/37	497,928	21,298
Federal National Mortgage Association REMICS Series 2007-21, Class SE (I/O) (I/F)
0.98% (-30 day USD SOFR Average + 6.326%)(2)	03/25/37	342,410	13,569
Federal National Mortgage Association REMICS Series 2007-56, Class SG (I/O) (I/F)
0.95% (-30 day USD SOFR Average + 6.296%)(2)	06/25/37	455,101	18,772
Federal National Mortgage Association REMICS Series 2007-58, Class SV (I/O) (I/F)
1.29% (-30 day USD SOFR Average + 6.636%)(2)	06/25/37	2,366,780	241,250
Federal National Mortgage Association REMICS Series 2007-65, Class S (I/O) (I/F)
1.14% (-30 day USD SOFR Average + 6.486%)(2)	07/25/37	222,576	16,890

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2008-1, Class AI (I/O) (I/F)
0.79% (-30 day USD SOFR Average + 6.136%)(2)	05/25/37	$1,860,004	$103,340
Federal National Mortgage Association REMICS Series 2008-13, Class SB (I/O) (I/F)
0.78% (-30 day USD SOFR Average + 6.126%)(2)	03/25/38	1,903,914	123,374
Federal National Mortgage Association REMICS Series 2008-23, Class SB (I/O) (I/F)
1.39% (-30 day USD SOFR Average + 6.736%)(2)	04/25/38	1,872,451	72,883
Federal National Mortgage Association REMICS Series 2008-35, Class SD (I/O) (I/F)
0.99% (-30 day USD SOFR Average + 6.336%)(2)	05/25/38	203,563	2,814
Federal National Mortgage Association REMICS Series 2008-66, Class SG (I/O) (I/F)
0.61% (-30 day USD SOFR Average + 5.956%)(2)	08/25/38	4,159,420	330,180
Federal National Mortgage Association REMICS Series 2008-68, Class SA (I/O) (I/F)
0.51% (-30 day USD SOFR Average + 5.856%)(2)	08/25/38	1,333,950	74,974
Federal National Mortgage Association REMICS Series 2009-3, Class SH (I/O) (I/F)
0.00% (-30 day USD SOFR Average + 5.336%)(2)	06/25/37	479,777	24,225
Federal National Mortgage Association REMICS Series 2009-47, Class SV (I/O) (I/F)
1.29% (-30 day USD SOFR Average + 6.636%)(2)	07/25/39	277,934	27,387
Federal National Mortgage Association REMICS Series 2009-51, Class SA (I/O) (I/F)
1.29% (-30 day USD SOFR Average + 6.636%)(2)	07/25/39	1,536,826	145,287
Federal National Mortgage Association REMICS Series 2009-6, Class SD (I/O) (I/F)
0.09% (-30 day USD SOFR Average + 5.436%)(2)	02/25/39	333,282	9,072
Federal National Mortgage Association REMICS Series 2009-72, Class JS (I/O) (I/F)
1.79% (-30 day USD SOFR Average + 7.136%)(2)	09/25/39	247,719	25,584
Federal National Mortgage Association REMICS Series 2011-131, Class ST (I/O)
1.08% (-30 day USD SOFR Average + 6.426%)(2)	12/25/41	12,287,514	1,481,390
Federal National Mortgage Association REMICS Series 2011-149, Class Z
4.50%	01/25/42	1,950,569	1,962,200
Federal National Mortgage Association REMICS Series 2012-128, Class UY (PAC)
2.50%	11/25/42	11,738,000	10,175,118

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2012-19, Class ZN
3.50%	01/25/42	$2,957,706	$2,697,018
Federal National Mortgage Association REMICS Series 2012-34, Class EB
4.00%	04/25/42	2,000,000	1,867,150
Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O)
0.00% (5)	10/25/43	2,749,522	2,119,324
Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O)
0.00% (5)	10/25/43	6,112,288	4,729,432
Federal National Mortgage Association REMICS Series 2015-65, Class LZ
3.50%	09/25/45	1,638,778	1,417,314
Federal National Mortgage Association REMICS Series 2018-52, Class PZ (PAC)
4.00%	07/25/48	1,518,970	1,426,540
Federal National Mortgage Association REMICS Series 2018-54, Class KY (PAC)
3.50%	08/25/48	1,550,000	1,385,257
Federal National Mortgage Association REMICS Series 2019-57, Class LT
2.50%	10/25/49	6,691,698	5,701,165
Government National Mortgage Association, Pool #MA6080
3.00%	08/20/49	177,875	156,002
Government National Mortgage Association, Pool #MA6209
3.00%	10/20/49	2,598,524	2,278,989
Government National Mortgage Association, Pool #MA7418
2.50%	06/20/51	18,448,724	15,909,059
Government National Mortgage Association, Pool #MA7589
2.50%	09/20/51	15,443,591	13,310,456
Government National Mortgage Association, Pool #MA8347
4.50%	10/20/52	9,936,093	9,641,300
Government National Mortgage Association REMICS Series 2011-70, Class BO (P/O)
0.00% (5)	05/20/41	3,214,618	2,525,092
Government National Mortgage Association REMICS Series 2014-57, Class PS
0.74% (-1 mo. USD Term SOFR + 6.086%)(2)	04/20/44	12,182,307	1,378,933
Government National Mortgage Association REMICS Series 2015-162, Class ZG
4.00%	11/20/45	4,038,298	3,717,679
Government National Mortgage Association REMICS Series 2015-42, Class ZB
3.00%	03/20/45	21,102,448	18,995,830
Government National Mortgage Association REMICS Series 2015-43, Class DM
2.50%	03/20/45	16,069,675	14,106,470
Government National Mortgage Association REMICS Series 2015-44, Class Z
3.00%	03/20/45	14,280,213	12,406,567
Government National Mortgage Association REMICS Series 2015-92, Class MT
3.00%	01/20/45	3,760,000	3,248,421
Government National Mortgage Association REMICS Series 2016-51, Class DZ
3.00%	04/20/46	11,638,621	9,652,836
Government National Mortgage Association REMICS Series 2017-116, Class ZL
3.00%	06/20/47	10,372,902	8,029,012
Government National Mortgage Association REMICS Series 2017-117, Class ZN
3.00%	08/20/47	1,133,980	933,421

Issues	Maturity Date	Principal Amount	Value
Government National Mortgage Association REMICS Series 2017-14, Class Z
3.00%	01/20/47	$1,564,964	$1,284,542
Government National Mortgage Association REMICS Series 2017-57, Class Z
4.00%	04/20/47	5,371,184	4,625,152
Government National Mortgage Association REMICS Series 2018-113, Class GZ
3.00%	05/20/47	9,659,274	8,444,174
Government National Mortgage Association REMICS Series 2018-153, Class ZG
3.50%	11/20/48	4,967,587	4,365,402
Government National Mortgage Association REMICS Series 2018-77, Class JY
3.50%	06/20/48	1,996,184	1,796,054
Government National Mortgage Association REMICS Series 2018-78, Class NZ
3.50%	06/20/48	5,875,266	5,258,385
Government National Mortgage Association REMICS Series 2018-97, Class DZ
3.50%	07/20/48	2,848,925	2,469,462
Government National Mortgage Association REMICS Series 2019-90, Class SJ (I/O)
0.64% (-1 mo. USD Term SOFR + 5.986%)(2)	07/20/49	9,228,182	905,075
Government National Mortgage Association, TBA
2.00% (6)	12/01/53	11,400,000	9,458,591
2.50% (6)	12/01/51	20,050,000	17,263,391
5.00% (6)	04/01/54	37,500,000	37,093,781
5.50% (6)	04/01/54	13,775,000	13,820,595
4.50% (6)	05/01/53	28,550,000	27,656,856
Uniform Mortgage-Backed Security, TBA
3.00% (6)	01/01/52	35,825,000	31,262,847
3.50% (6)	03/01/52	35,150,000	31,868,941
4.00% (6)	04/01/52	100,350,000	94,013,299
4.50% (6)	03/01/53	46,125,000	44,424,856
2.00% (6)	11/01/51	68,675,000	55,236,813
2.50% (6)	12/01/51	36,800,000	30,857,131
5.00% (6)	02/01/54	27,450,000	27,044,769
5.50% (6)	02/01/54	16,800,000	16,828,812

Total Residential Mortgage-Backed Securities — Agency (Cost: $1,324,220,747)			1,242,622,428

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY —28.1%
ABFC Trust Series 2007-WMC1, Class A2A
6.21% (1 mo. USD Term SOFR + 0.864%)(2)	06/25/37	8,904,095	7,184,659
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2C
5.98% (1 mo. USD Term SOFR + 0.634%)(2)	03/25/37	10,567,908	4,413,103
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D
6.22% (1 mo. USD Term SOFR + 0.874%)(2)	03/25/37	5,680,138	2,216,080
Argent Securities Trust Series 2006-W4, Class A2C
5.78% (1 mo. USD Term SOFR + 0.434%)(2)	05/25/36	16,496,240	3,998,631

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M2
6.15% (1 mo. USD Term SOFR + 0.804%)(2)	11/25/35	$7,603,398	$6,527,196
Banc of America Funding Trust Series 2004-B, Class 3A1
4.38% (4),(7)	12/20/34	137,346	108,958
Banc of America Funding Trust Series 2006-3, Class 4A14
6.00% (7)	03/25/36	195,815	163,180
Banc of America Funding Trust Series 2006-3, Class 5A3
5.50% (7)	03/25/36	963,211	857,917
Banc of America Funding Trust Series 2006-D, Class 2A1
3.50% (4),(7)	05/20/36	43,212	38,266
Banc of America Funding Trust Series 2006-D, Class 3A1
5.20% (4),(7)	05/20/36	1,246,022	1,169,085
BBCMS Mortgage Trust Series 2024-5C27, Class B
6.70% (4)	07/15/57	4,565,000	4,780,844
BBCMS Mortgage Trust Series 2024-C26, Class AS
6.09% (4)	05/15/57	6,003,000	6,371,284
Bear Stearns ALT-A Trust Series 2005-2, Class 2A4
4.23% (4)	04/25/35	1,011	906
Bear Stearns ALT-A Trust Series 2005-4, Class 23A1
5.30% (4)	05/25/35	1,791,147	1,692,555
Bear Stearns ALT-A Trust Series 2006-4, Class 32A1
4.59% (4),(7)	07/25/36	287,951	124,964
Bear Stearns ARM Trust Series 2004-12, Class 1A1
5.51% (4)	02/25/35	172,930	159,309
Bear Stearns ARM Trust Series 2005-10, Class A3
6.29% (4)	10/25/35	1,130,595	1,079,047
Bear Stearns ARM Trust Series 2006-2, Class 2A1
4.52% (4),(7)	07/25/36	601,814	511,326
Bear Stearns ARM Trust Series 2007-1, Class 2A1
5.69% (4),(7)	02/25/47	96,550	81,996
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3
5.50% (4)	09/25/35	669,947	634,164
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A4
5.40% (4)	09/25/35	1,432,461	1,354,827
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1
5.90% (1 mo. USD Term SOFR + 0.554%)(2)	08/25/36	8,096,017	7,398,180
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1
5.82% (1 mo. USD Term SOFR + 0.474%)(2)	10/25/36	239,021	212,350
Benchmark Mortgage Trust Series 2019-B14, Class 225D
3.29% (1),(4)	12/15/62	20,303,000	373,045
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B
3.55%	02/25/37	2,132,794	1,296,885
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C
3.55%	02/25/37	7,336,399	4,215,855
C-BASS Trust Series 2006-CB9, Class A4
5.92% (1 mo. USD Term SOFR + 0.574%)(2)	11/25/36	11,279,392	5,064,676
Chase Mortgage Finance Trust Series 2006-A1, Class 2A1
5.47% (4),(7)	09/25/36	277,196	237,531
Chase Mortgage Finance Trust Series 2007-A1, Class 8A1
5.78% (4)	02/25/37	917,434	877,456
ChaseFlex Trust Series 2005-1, Class 1A5
6.50%	02/25/35	2,062,325	1,504,129

Issues	Maturity Date	Principal Amount	Value
CHL Mortgage Pass-Through Trust Series 2005-HYB5, Class 4A1
6.17% (4)	09/20/35	$8,308	$6,864
CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1
4.75% (4)	09/25/47	3,279	2,485
CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1
3.80% (4),(7)	03/25/37	28,594	22,440
CIM Trust Series 2019-R3, Class A
2.63% (1),(4)	06/25/58	8,667,313	7,919,015
CIM Trust Series 2020-R1, Class A1
2.85% (1),(4)	10/27/59	17,182,669	15,214,580
CIM Trust Series 2020-R3, Class A1A
4.00% (1),(4)	01/26/60	11,635,815	11,019,072
CIM Trust Series 2020-R6, Class A1A
2.25% (1),(4)	12/25/60	9,986,352	8,792,051
CIM Trust Series 2020-R7, Class A1A
2.25% (1),(4)	12/27/61	15,526,814	13,740,431
CIM Trust Series 2021-NR2, Class A1
5.57% (1)	07/25/59	9,260,677	9,240,607
CIM Trust Series 2021-NR3, Class A1
5.57% (1)	06/25/57	4,268,662	4,266,835
CIM Trust Series 2021-R3, Class A1A
1.95% (1),(4)	06/25/57	11,459,307	10,416,008
CIM Trust Series 2023-NR1, Class A1
6.00% (1)	06/25/62	11,085,864	11,136,402
CIM Trust Series 2023-NR2, Class A1
6.00% (1)	06/25/62	7,528,640	7,441,818
CIM Trust Series 2023-R1, Class A1A
5.40% (1),(4)	04/25/62	7,129,413	6,826,349
CIM Trust Series 2023-R1, Class A1B
5.40% (1),(4)	04/25/62	13,400,000	11,605,847
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR5, Class 1A1A
6.08% (4),(7)	07/25/36	1,517,645	1,092,523
Citigroup Mortgage Loan Trust, Inc. Series 2007-12, Class 2A1
6.50% (1),(4),(7)	10/25/36	2,156,717	1,103,699
CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A6
6.00% (7)	05/25/37	7,106,967	6,559,875
Conseco Finance Corp. Series 1999-2, Class A7
6.44%	12/01/30	582,459	582,323
Conseco Finance Securitizations Corp. Series 2000-4, Class A5
7.97%	05/01/32	45,277,023	7,524,611
Countrywide Alternative Loan Trust Series 2005-84, Class 1A1
4.84% (4)	02/25/36	81,401	67,612
Countrywide Alternative Loan Trust Series 2007-19, Class 1A34
6.00%	08/25/37	11,189,132	5,451,136
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-12, Class 1A1
6.50%	01/25/36	6,002,942	1,437,929
CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1
6.00%	10/25/21	607,899	167,077
CSMC Mortgage-Backed Trust Series 2006-9, Class 5A1
5.50%	11/25/36	64,637	1
CSMC Trust Series 2021-NQM5, Class A1
0.94% (1),(4)	05/25/66	3,899,640	3,205,050
CSMC Trust Series 2021-RP11, Class A1 (I/O)
1.50% (1),(4),(8),(9)	10/25/61	10,869,968	604,250
CSMC Trust Series 2021-RP11, Class B1
3.75% (1),(4)	10/25/61	2,352,103	1,237,791

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
CSMC Trust Series 2022-RPL1, Class A1 (I/O)
0.51% (1),(4),(8),(9)	04/25/61	$9,737,954	$144,408
CSMC Trust Series 2022-RPL1, Class B1
4.66% (1),(4)	04/25/61	2,117,379	1,319,958
CSMCM Trust Series 2021-RP11, Class CERT
3.78% (1)	10/27/61	525,327	418,170
CSMCM Trust Series 2022-RPL1, Class CERT
4.23% (1)	04/25/61	500,702	430,895
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6
5.84% (1 mo. USD Term SOFR + 0.494%)(2)	02/25/37	140,420	118,596
DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A
6.04% (1 mo. USD Term SOFR + 0.694%)(2)	10/19/45	1,534,681	1,354,187
DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A
5.60% (1 mo. USD Term SOFR + 0.254%)(2)	03/19/37	3,847,325	3,266,569
Fieldstone Mortgage Investment Trust Series 2007-1, Class 2A2
6.00% (1 mo. USD Term SOFR + 0.384%)(2)	04/25/47	2,339,637	1,702,138
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C
5.78% (1 mo. USD Term SOFR + 0.434%)(2)	12/25/37	8,746,007	7,866,639
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C
5.74% (1 mo. USD Term SOFR + 0.394%)(2)	01/25/38	3,015,816	1,565,480
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D
5.90% (1 mo. USD Term SOFR + 0.554%)(2)	01/25/38	14,761,197	7,662,480
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1
5.74% (1 mo. USD Term SOFR + 0.394%)(2)	03/25/37	31,136,371	16,163,065
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C
5.76% (1 mo. USD Term SOFR + 0.414%)(2)	03/25/37	20,538,093	9,850,571
GS Mortgage-Backed Securities Trust Series 2022-PJ6, Class A3
2.50% (1),(4)	01/25/53	5,375,789	4,382,660
GSAA Trust Series 2005-7, Class AF5
5.11%	05/25/35	33,563	32,910
GSR Mortgage Loan Trust Series 2004-9, Class 3A1
6.16% (4)	08/25/34	761,972	714,113
GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2
5.98% (1 mo. USD Term SOFR + 0.634%)(2)	08/25/46	42,649,434	10,181,981
GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1
5.13% (4)	05/25/37	1,459,763	794,085
HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12
6.00% (7)	09/25/37	463,091	354,241

Issues	Maturity Date	Principal Amount	Value
Impac CMB Trust Series 2005-1, Class 1A1
5.98% (1 mo. USD Term SOFR + 0.634%)(2),(7)	04/25/35	$314,847	$297,507
Impac CMB Trust Series 2005-5, Class A2
5.90% (1 mo. USD Term SOFR + 0.334%)(2),(7)	08/25/35	1,710,363	1,569,592
Impac Secured Assets Trust Series 2006-3, Class A1
5.80% (1 mo. USD Term SOFR + 0.454%)(2)	11/25/36	2,946,217	2,604,761
IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1
3.41% (4)	11/25/37	1,419,331	1,175,414
IndyMac INDX Mortgage Loan Trust Series 2004-AR9, Class 4A
5.01% (4)	11/25/34	141,987	131,148
IndyMac INDX Mortgage Loan Trust Series 2005-AR23, Class 2A1
4.66% (4)	11/25/35	1,495,611	1,181,367
IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1
3.85% (4)	12/25/35	1,119,389	914,312
IndyMac INDX Mortgage Loan Trust Series 2005-AR7, Class 2A1
3.28% (4)	06/25/35	743,499	592,101
IndyMac INDX Mortgage Loan Trust Series 2006-AR39, Class A1
5.82% (1 mo. USD Term SOFR + 0.474%)(2)	02/25/37	4,042,411	3,675,263
IndyMac INDX Mortgage Loan Trust Series 2006-AR6, Class 2A1A
5.86% (1 mo. USD Term SOFR + 0.514%)(2)	06/25/46	6,432,992	5,219,859
IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1
3.23% (4)	06/25/37	11,151	9,484
JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1
4.41% (4)	05/25/36	2,938,508	1,662,151
JPMorgan Alternative Loan Trust Series 2006-A4, Class A8
4.36% (4),(7)	09/25/36	152,417	175,093
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF4
5.76%	10/25/36	3,486,183	2,116,573
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4, Class A3
5.58% (1 mo. USD Term SOFR + 0.234%)(2)	12/25/36	24,048,363	12,215,483
JPMorgan Mortgage Trust Series 2005-A6, Class 7A1
5.04% (4)	08/25/35	83,381	68,192
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3
6.14% (4)	11/25/33	265,781	257,164
JPMorgan Mortgage Trust Series 2006-A4, Class 1A4
5.31% (4)	06/25/36	170,454	115,972
JPMorgan Mortgage Trust Series 2006-A7, Class 2A4R
4.46% (4),(7)	01/25/37	6,445	4,870
JPMorgan Mortgage Trust Series 2006-S2, Class 2A2
5.88%	06/25/21	26,334	—
JPMorgan Mortgage Trust Series 2022-INV1, Class A8
3.00% (1),(4)	03/25/52	6,674,888	5,314,930
JPMorgan Mortgage Trust Series 2024-3, Class A8
3.00% (1),(4)	05/25/54	10,800,000	8,491,935

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
JPMortgage Trust Series 2021-4, Class A8
2.50% (1),(4)	08/25/51	$10,544,878	$8,374,099
Lehman Mortgage Trust Series 2006-4, Class 4A1
6.00%	08/25/21	518,767	364,685
Lehman XS Trust Series 2006-10N, Class 1A3A
5.88% (1 mo. USD Term SOFR + 0.534%)(2)	07/25/46	5,696,497	5,127,828
Lehman XS Trust Series 2006-12N, Class A31A
5.86% (1 mo. USD Term SOFR + 0.514%)(2)	08/25/46	1,680,479	1,661,379
Lehman XS Trust Series 2006-GP4, Class 3A2A
5.78% (1 mo. USD Term SOFR + 0.434%)(2),(8)	08/25/46	84	—
Lehman XS Trust Series 2007-4N, Class 1A1
5.72% (1 mo. USD Term SOFR + 0.374%)(2),(8)	03/25/47	112	—
LHOME Mortgage Trust Series 2021-RTL3, Class A1
3.36% (1)	09/25/26	2,326,102	2,311,588
MASTR Alternative Loan Trust Series 2005-4, Class 1A1
6.50%	05/25/35	3,954,919	3,324,931
MASTR Alternative Loan Trust Series 2006-2, Class 2A1
5.86% (1 mo. USD Term SOFR + 0.514%)(2),(8)	03/25/36	65,446	6,773
MASTR Asset Securitization Trust Series 2006-3, Class 2A1
5.91% (1 mo. USD Term SOFR + 0.564%)(2)	10/25/36	28,197	4,729
MASTR Asset-Backed Securities Trust Series 2006-AB1, Class A4
6.22%	02/25/36	171,412	143,382
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1
7.25% (4)	10/25/32	2,987	2,904
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A3
5.78% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/37	750,927	215,808
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C
5.96% (1 mo. USD Term SOFR + 0.614%)(2)	04/25/37	17,969,265	7,165,099
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2D
6.14% (1 mo. USD Term SOFR + 0.794%)(2)	04/25/37	4,587,978	1,841,734
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C
5.94% (1 mo. USD Term SOFR + 0.594%)(2)	05/25/37	4,012,843	2,973,618
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B
5.72% (1 mo. USD Term SOFR + 0.374%)(2)	06/25/37	756,966	743,184

Issues	Maturity Date	Principal Amount	Value
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3
5.78% (1 mo. USD Term SOFR + 0.434%)(2)	07/25/37	$10,857,632	$9,751,806
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1
7.50% (1 yr. CMT + 2.400%)(2),(7)	08/25/36	439,731	384,123
Mid-State Capital Corp. Trust Series 2005-1, Class A
5.75%	01/15/40	741,530	735,742
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC8, Class M2
6.42% (1 mo. USD Term SOFR + 1.074%)(2)	09/25/34	348,130	348,612
Morgan Stanley Home Equity Loan Trust Series 2006-2, Class A4
6.02% (1 mo. USD Term SOFR + 0.674%)(2)	02/25/36	151,655	150,659
Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A6
6.26%	01/25/47	2,044,524	620,138
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 2A1
5.70% (1 mo. USD Term SOFR + 0.354%)(2)	04/25/37	2,607,420	703,656
MortgageIT Trust Series 2005-4, Class A1
6.02% (1 mo. USD Term SOFR + 0.674%)(2)	10/25/35	378,135	368,883
Oakwood Mortgage Investors, Inc. Series 1999-E, Class A1
7.61% (4)	03/15/30	4,826,784	2,485,295
Ownit Mortgage Loan Trust Series 2006-6, Class A2C
5.78% (1 mo. USD Term SOFR + 0.434%)(2)	09/25/37	13,717,030	5,735,165
PRET LLC Series 2022-RN1, Class A1
3.72% (1)	07/25/51	7,274,412	7,177,202
PRKCM Trust Series 2021-AFC2, Class A1
2.07% (1),(4)	11/25/56	5,359,319	4,613,363
PRPM LLC Series 2021-9, Class A1
2.36% (1)	10/25/26	5,991,999	5,997,344
PRPM LLC Series 2022-1, Class A1
3.72% (1)	02/25/27	11,299,588	11,148,739
PRPM LLC Series 2022-3, Class A1
5.56% (1)	06/25/27	13,918,017	13,837,457
RAAC Trust Series 2005-SP1, Class 4A1
7.00%	09/25/34	571,391	560,236
Residential Accredit Loans, Inc. Trust Series 2005-QA13, Class 2A1
5.33% (4),(7)	12/25/35	336,891	289,341
Residential Accredit Loans, Inc. Trust Series 2005-QA7, Class A21
5.80% (4),(7)	07/25/35	820,612	770,322
Residential Accredit Loans, Inc. Trust Series 2005-QA8, Class CB21
5.48% (4),(7)	07/25/35	2,404,805	1,330,103
Residential Accredit Loans, Inc. Trust Series 2006-QA1, Class A21
5.25% (4),(7)	01/25/36	8,883	6,402
Residential Accredit Loans, Inc. Trust Series 2006-QA2, Class 1A1

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
5.71% (1 mo. USD Term SOFR + 0.364%)(2),(7)	02/25/36	$10,319	$6,599
Residential Accredit Loans, Inc. Trust Series 2006-QS10, Class AV (I/O)
0.56% (4),(8)	08/25/36	16,058,961	281,966
Residential Accredit Loans, Inc. Trust Series 2006-QS5, Class A5
6.00% (7)	05/25/36	1,888,520	1,553,916
Residential Accredit Loans, Inc. Trust Series 2006-QS6, Class 1AV (I/O)
0.77% (4),(8)	06/25/36	22,340,352	458,368
Residential Accredit Loans, Inc. Trust Series 2006-QS7, Class AV (I/O)
0.73% (4),(8)	06/25/36	4,347,269	86,371
Residential Accredit Loans, Inc. Trust Series 2007-QS1, Class 2AV (I/O)
0.17% (4),(8)	01/25/37	1,166,539	5,851
Residential Accredit Loans, Inc. Trust Series 2007-QS2, Class AV (I/O)
0.30% (4),(8)	01/25/37	7,968,800	75,882
Residential Accredit Loans, Inc. Trust Series 2007-QS3, Class AV (I/O)
0.36% (4),(8)	02/25/37	36,792,537	466,846
Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 3AV (I/O)
0.36% (4),(8)	03/25/37	4,280,539	46,518
Residential Accredit Loans, Inc. Trust Series 2007-QS5, Class AV (I/O)
0.29% (4),(8)	03/25/37	5,453,238	65,214
Residential Accredit Loans, Inc. Trust Series 2007-QS6, Class A45
5.75% (7)	04/25/37	1,261,088	1,013,897
Residential Accredit Loans, Inc. Trust Series 2007-QS8, Class AV (I/O)
0.43% (4),(8)	06/25/37	8,959,048	115,410
Residential Asset Securitization Trust Series 2007-A3, Class 1A4
5.75% (7)	04/25/37	2,280,666	1,082,183
RFMSI Trust Series 2005-SA5, Class 2A
5.09% (4),(7)	11/25/35	6,953	6,088
RFMSI Trust Series 2006-S9, Class A3 (PAC)
5.75% (7)	09/25/36	283,250	225,086
RFMSI Trust Series 2007-S2, Class A9
6.00% (7)	02/25/37	2,780,501	2,062,279
RFMSI Trust Series 2007-SA2, Class 2A2
5.44% (4),(7)	04/25/37	8,294	6,996
Roc Mortgage Trust Series 2021-RTL1, Class A1
3.49% (1),(4)	08/25/26	6,819,468	6,806,777
Saxon Asset Securities Trust Series 2007-2, Class A2C
5.70% (1 mo. USD Term SOFR + 0.354%)(2)	05/25/47	9,846,281	7,007,860
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2
2.84%	01/25/36	2,624,083	2,186,633
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2C
6.14% (1 mo. USD Term SOFR + 0.794%)(2)	02/25/37	7,255,621	3,133,659
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B
5.74% (1 mo. USD Term SOFR + 0.394%)(2)	01/25/37	10,898,603	9,153,062

Issues	Maturity Date	Principal Amount	Value
Sequoia Mortgage Trust Series 2003-8, Class A1
6.10% (1 mo. USD Term SOFR + 0.754%)(2)	01/20/34	$218,115	$206,705
Soundview Home Loan Trust Series 2007-OPT3, Class 2A4
5.71% (1 mo. USD Term SOFR + 0.364%)(2)	08/25/37	4,000,000	3,554,185
STARM Mortgage Loan Trust Series 2007-1, Class 1A1
6.18% (4)	02/25/37	1,336,110	736,577
STARM Mortgage Loan Trust Series 2007-2, Class 2A1
5.53% (4)	04/25/37	83,067	46,519
STARM Mortgage Loan Trust Series 2007-3, Class 1A1
7.06% (4)	06/25/37	1,854	1,004
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A
5.54% (4)	09/25/34	312,754	301,824
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A
6.28% (4)	10/25/34	671,105	655,763
Structured Adjustable Rate Mortgage Loan Trust Series 2006-5, Class 1A1
5.15% (4),(7)	06/25/36	1,306,492	1,178,879
Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A5
5.90% (1 mo. USD Term SOFR + 0.554%)(2)	09/25/47	11,496,187	10,156,612
Towd Point Mortgage Trust Series 2018-2, Class B1
3.79% (1),(4)	03/25/58	13,050,000	11,384,614
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1
5.35% (4)	01/25/35	1,894,585	1,717,036
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1
4.70% (4)	12/25/35	328,591	295,359
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR18, Class 1A1
5.00% (4)	01/25/36	679,384	643,015
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR11, Class 1A
6.13% (1 yr. MTA + 0.960%)(2),(7)	09/25/46	1,801,527	1,424,160
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR17, Class 1A1A
4.39% (1 yr. MTA + 0.810%)(2)	12/25/46	1,822,512	1,534,614
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A1
5.56% (1 mo. USD Term SOFR + 0.214%)(2)	02/25/37	15,222,048	4,313,965
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-1, Class 3A2
5.75% (7)	02/25/36	458,401	420,863
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-5, Class 1A1
6.00% (1 mo. USD Term SOFR + 0.714%)(2),(7)	07/25/36	989,210	685,448
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1
6.58% (4)	11/25/30	14,191	14,200
Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class B
6.26% (1),(4)	06/10/37	4,632,000	4,767,683

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

Issues	Maturity Date	Principal Amount	Value
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3
6.10% (1 mo. USD Term SOFR + 0.754%)(2)	03/25/37	$5,521,000	$5,155,119
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11, Class A6
7.10% (4),(7)	08/25/36	800,166	712,723

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $567,757,879)			514,480,059

U.S. TREASURY SECURITIES—1.9%
U.S. Treasury Notes
4.00%	07/31/29	8,950,000	8,981,115
4.38%	07/31/26	20,622,000	20,668,319
4.38%	05/15/34	4,535,000	4,652,272

Total U.S. Treasury Securities (Cost: $34,279,967)			34,301,706

Total Fixed Income Securities (Cost: $2,422,922,950)			2,214,166,552

		Shares
MONEY MARKET INVESTMENTS—3.9%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26%(10)		1,788,777	1,788,777
TCW Central Cash Fund, 5.29%(10),(11)		69,180,000	69,180,000

Total Money Market Investments (Cost: $70,968,777)			70,968,777

Total Investments (124.8%) (Cost: $2,493,891,727)			2,285,135,329

Liabilities In Excess Of Other Assets (-24.8%)			(454,722,686)

Net Assets (100.0%)			$1,830,412,643

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2024

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1,173	2-Year U.S. Treasury Note Futures	09/30/24	$239,741,679	$240,895,712	$1,154,033
956	U.S. Ultra Long Bond Futures	09/19/24	118,488,729	122,338,125	3,849,396
797	5-Year U.S. Treasury Note Futures	09/30/24	84,549,686	85,988,828	1,439,142
			$442,780,094	$449,222,665	$6,442,571

Short Futures
776	10-Year U.S. Treasury Note Futures	09/19/24	(87,750,644)	$(89,688,625)	$(1,937,981)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (12)
Citibank N.A.	GBP	834,000	10/11/24	$1,065,237	$1,071,853	$6,616
SELL (13)
Citibank N.A.	GBP	834,000	10/11/24	$1,068,866	$1,071,853	$(2,987)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
Separate	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
GBP	British Pound Sterling.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $606,831,676 or 33.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2024.
(3)

This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.

(4)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Security is not accruing interest.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Restricted security (Note 3).
(10)	Rate disclosed is the 7-day net yield as of July 31, 2024.
(11)	Affiliated issuer.
(12)	Fund buys foreign currency, sells U.S. Dollar.
(13)	Fund sells foreign currency, buys U.S. Dollar.

TCW Total Return Bond Fund

Schedule of Investments (Continued)

The summary of the TCW Total Return Bond Fund transactions in the affiliated funds for the period ended July 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2024	Value at July 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$-	$76,180,000	$7,000,000	69,180,000	$69,180,000	$169,932	$-	$-	$-

Total					$69,180,000	$169,932	$-	$-	$-

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	July 31, 2024

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Agency	67.9%
Residential Mortgage-Backed Securities — Non-Agency	28.1
Commercial Mortgage-Backed Securities — Non-Agency	13.7
Asset-Backed Securities	9.2
Money Market Investments	3.9
U.S. Treasury Securities	1.9
Commercial Mortgage-Backed Securities — Agency	0.1
Other*	(24.8)

Total	100.0%

* Includes futures, pending trades, interest receivable and accrued expenses payable.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2024

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$1,242,622,428	$—	$1,242,622,428
Residential Mortgage-Backed Securities — Non-Agency	—	512,122,202	2,357,857	514,480,059
Commercial Mortgage-Backed Securities — Non-Agency	—	250,840,238	—	250,840,238
Asset-Backed Securities	—	169,549,047	—	169,549,047
U.S. Treasury Securities	34,301,706	—	—	34,301,706
Commercial Mortgage-Backed Securities — Agency	—	2,373,074	—	2,373,074
Total Fixed Income Securities	34,301,706	2,177,506,989	2,357,857	2,214,166,552
Money Market Investments	70,968,777	—	—	70,968,777
Total Investments	$105,270,483	$2,177,506,989	$2,357,857	$2,285,135,329

Asset Derivatives
Futures Contracts Interest Rate Risk	6,442,571	—	—	6,442,571
Forward Currency Exchange Contracts Foreign Currency Risk	—	6,616	—	6,616
Total Investments	$111,713,054	$2,177,513,605	$2,357,857	$2,291,584,516
Liability Derivatives
Futures Contracts Interest Rate Risk	$(1,937,981)	$—	$—	$(1,937,981)
Forward Currency Exchange Contracts Foreign Currency Risk	—	(2,987)	—	(2,987)
Total	$(1,937,981)	$(2,987)	$—	$(1,940,968)

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2024 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW CORE FIXED INCOME FUND	ASSET-BACKED SECURITIES	TOTAL
Balance as of October 31, 2023	$3,702,701	$3,702,701
Accrued Discounts (Premiums)	-	-
Realized Gain (Loss)	-	-
Change in Unrealized Appreciation (Depreciation)*	167,277	167,277
Purchases	-	-
Sales	(223,763)	(223,763)
Transfers in to Level 3	-	-
Transfers out of Level 3	-	-

Balance as of July 31, 2024	$3,646,215	$3,646,215

*The change in unrealized appreciation (depreciation) on securities still held at July 31, 2024 was $167,277 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW EMERGING MARKETS INCOME FUND	FOREIGN GOVERNMENT BONDS	TOTAL
Balance as of October 31, 2023	$31,765,863	$31,765,863
Accrued Discounts (Premiums)	-	-
Realized Gain (Loss)	(6,739,613)	(6,739,613)
Change in Unrealized Appreciation (Depreciation)*	3,165,008	3,165,008
Purchases	2,964,136	2,964,136
Sales	(4,962,045)	(4,962,045)
Transfers in to Level 3	-	-
Transfers out of Level 3	-	-

Balance as of July 31, 2024	$26,193,349	$26,193,349

*The change in unrealized appreciation (depreciation) on securities still held at July 31, 2024 was $3,165,008 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW GLOBAL BOND FUND	COMMON STOCK	RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY	TOTAL
Balance as of October 31, 2023	$8,462	$53,009	$61,471
Accrued Discounts (Premiums)	-	22,885	22,885
Realized Gain (Loss)	584	4	588
Change in Unrealized Appreciation (Depreciation)*	4,517	(23,228)	(18,711)
Purchases	-	-	-
Sales	(680)	(11)	(691)
Transfers in to Level 3	-	-	-
Transfers out of Level 3	-	-	-

Balance as of July 31, 2024	$12,883	$52,659	$65,542

*The change in unrealized appreciation (depreciation) on securities still held at July 31, 2024 was $(18,718) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW TOTAL RETURN BOND FUND	RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY	TOTAL
Balance as of October 31, 2023	$1,717,528	$1,717,528
Accrued Discounts (Premiums)	(154,053)	(154,053)
Realized Gain (Loss)	(19,839)	(19,839)
Change in Unrealized Appreciation (Depreciation)*	72,167	72,167
Purchases	835,801	835,801
Sales	(93,747)	(93,747)
Transfers in to Level 3	-	-
Transfers out of Level 3	-	-

Balance as of July 31, 2024	$2,357,857	$2,357,857

*The change in unrealized appreciation (depreciation) on securities still held at July 31, 2024 was $40,707 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

Significant unobservable valuation inputs for Level 3 investments as of July 31, 2024 are as follows:

Description	Fair Value at July 31, 2024	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Impact to Valuation If Input Increases
TCW Core Fixed Income Fund
Asset-Backed Securities	$ 3,646,215	Broker Quote	Offered Quote	$ 90.633	$ 90.633	Increase
TCW Emerging Markets Income Fund
Sovereigns	$ 26,193,349	Third-party Vendor	Vendor Prices	$ 6.910 - $ 18.048	$ 15.911	Increase
TCW Global Bond Fund
Common Stock	$ 12,883	Third-party Vendor	Vendor Prices	$ 37.450	$ 37.450	Increase
Residential Mortgage-Backed Securities — Agency	$ 52,659	Third-party Vendor	Vendor Prices	$ 4.207	$ 4.207	Increase
TCW High Yield Bond Fund
Warrants	$ 0	Broker Quote	Offered Quote	$ 0	$ 0	Increase
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non- Agency	$ 1,749,753	Broker Quote	Offered Quote	$ 0.952 - $ 5.559	$ 1.995	Increase
Residential Mortgage-Backed Securities — Non- Agency	$ 608,104	Third-party Vendor	Vendor Prices	$ 0.502 - $ 10.350	$ 1.507	Increase

Note 2 – Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2024.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2024.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2024.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2024.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at July 31, 2024 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund utilized futures during the period ended July 31, 2024 to help manage interest rate duration of those Funds. Futures contracts outstanding at July 31, 2024 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended July 31, 2024, none of the Funds held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2024, the TCW Core Fixed Income Fund and the TCW Global Bond Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk); the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 3 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at July 31, 2024 are listed below:

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class XCL (I/O), 0.43%, due 09/15/39	7/15/16	$543	$1,070	0.01%

TCW Total Return Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
CSMS Trust Series 2021-RP11, Class A1, 1.50%, due 10/25/1961	2/16/24	609,213	604,250	0.03%
CSMS Trust Series 2022-RPL1, Class A1, 0.51%, due 4/25/1961	2/16/24	159,662	144,408	0.01%

		$768,875	$748,658	0.04%